UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                 AMENDMENT NO.1

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07076

                          Wilshire Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                          Santa Monica, CA 90401-1085
              (Address of principal executive offices) (Zip code)


                          Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                          Santa Monica, CA 90401-1085
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                      Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                EXPLANTORY NOTE
                                ---------------

The purpose of this Amendment on Form N-CSRS/A to the Shareholder Report for the semi-annual period ended June 30, 2009 (the "Original Filing"), which was filed with the Securities and Exchange Commission on September 10, 2009 (Accession Number 0001135428-09-000455), is to amend the officer certification filed as
Exhibit 99.906 CERT with the incorrect title for the Principal Financial Officer. No other items of the Original Filing are being amended hereby.

Item 1.   Reports to Stockholders.

The Report to Shareholders is attached herewith.



[GRAPHIC OMITTED]

                             Wilshire Mutual Funds

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                          WILSHIRE 5000 INDEX(SM) FUND
                      WILSHIRE LARGE CAP CORE 130/30 FUND



                                 JUNE 30, 2009
                               -----------------
                               www. wilfunds.com

                           WILSHIRE MUTUAL FUNDS, INC.

Shareholder Letter ..............................................  1
Commentary:
     Large Company Growth Portfolio .............................  3
     Large Company Value Portfolio ..............................  6
     Small Company Growth Portfolio .............................  9
     Small Company Value Portfolio .............................. 12
     Wilshire 5000 Index(SM) Fund                                 15
     Wilshire Large Cap Core 130/30 Fund ........................ 18
Disclosure of Fund Expenses ..................................... 21
Condensed Schedules of Investments:
     Large Company Growth Portfolio ............................. 24
     Large Company Value Portfolio .............................. 26
     Small Company Growth Portfolio ............................. 28
     Small Company Value Portfolio .............................. 30
     Wilshire 5000 Index(SM) Fund ............................... 32
Schedule of Investments:
     Wilshire Large Cap Core 130/30 Fund ........................ 34
Schedule of Securities Sold Short:
     Wilshire Large Cap Core 130/30 Fund ........................ 41
Statements of Assets and Liabilities ............................ 45
Statements of Operations ........................................ 47
Statements of Changes in Net Assets ............................. 48
Statement of Cash Flows ......................................... 52
Financial Highlights:
     Large Company Growth Portfolio ............................. 53
     Large Company Value Portfolio .............................. 55
     Small Company Growth Portfolio ............................. 57
     Small Company Value Portfolio .............................. 59
     Wilshire 5000 Index(SM) Fund ............................... 61
     Wilshire Large Cap Core 130/30 Fund ........................ 65
Notes to Financial Statements ................................... 67
Additional Fund Information ..................................... 80

                              --------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO, WILSHIRE 5000 INDEX(SM) FUND AND WILSHIRE LARGE CAP CORE 130/30 FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution
Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present the 2009 Semi-Annual Report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the six month period ended June 30, 2009 (the "Period"), for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index(SM) Fund, and Wilshire Large Cap Core 130/30 Fund (the "Portfolios").

MARKET ENVIRONMENT

As 2008 came to a close, investors witnessed one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the Wilshire 5000(SM), retreated 37%, marking its worst year since 1931. Overseas markets fared even worse, as the Wilshire Global ex-U.S. Index fell 45%. The financial consequences stemming from the housing crisis permeated every segment of the equity market for the year, and no sector was spared.

As we reached the midpoint of 2009, many indicators suggested that the economy has reached a turning point and that the worst of the aftermath of 2008's wreckage may be behind us. U.S. GDP contracted at a better than expected 1% rate in the second quarter of 2009, and improvements were noted in manufacturing, durable goods and more. Signs of life were seen in the housing market, while commercial real estate continued to struggle. The employment situation remained depressed, with unemployment reaching 9.5% in June, while inflation (as measured by the CPI) was up 0.7% in June after posting an increase of 0.1% in May.

The sharp declines in U.S. equities experienced in 2008 continued in the beginning of 2009, as the Wilshire 5000(SM) fell an additional 25% from the beginning of the year through March 9. However, post-March 9, U.S. equities experienced a dramatic rebound in performance, erasing all of the losses experienced before March 9 and posting a positive year-to-date return of 5%. Small cap stocks, as measured by the Wilshire Small Cap Index, performed even better during the first half of 2009, posting a return of just under 11%. There was a sizable difference in performance between asset class styles during the first half of 2009, as growth stocks outperformed their value counterparts by 13%. The growth asset class was led by the strong returns from the Technology sector (25%), which makes up over 30% of the growth index. Typical value sectors such as Financials and Energy, which together make up over 40% of the value index, returned -3% and -2%, respectively.

Despite facing broad economic troubles that roughly mirrored those experienced in the U.S., non-U.S. equities also posted a sharp reversal in performance during the first six months of the year. Developed non-U.S. equities, as measured by the MSCI EAFE Index, posted a stellar return of 25% for the second quarter and are now up 8% for the year-to-date period. Emerging market equities also exhibited their resilience, posting the best return of any asset class for the second quarter, up 34%, as measured by the MSCI Emerging Markets Index. For the year-to-date period, Emerging Market equities are up an impressive 36%. In other asset classes, the DJ Wilshire Global REIT Index returned 28% for the quarter, but the year-to-date return is still negative, down -5.4% .

Within fixed income markets, credit markets showed signs of improvement in 2009, posting positive performance in most sectors and asset classes during the first six months of the year. High yield bonds were the strongest performer in the second quarter, as the Merrill Lynch High Yield Index posted a stellar quarterly return of 23%, adding to the first quarter's positive return of 5%. Credit spreads came in dramatically from their historic highs during the second quarter as fears of the 2008 financial crisis eased, although credit spreads still remain above their long-term historical averages. Core bonds had a much more muted but still positive return for the second quarter and year-to-date periods as measured by the Barclays U.S. Aggregate Bond Index, posting returns of 1.8% and 1.9%, respectively. In other fixed income asset classes for the six months of the year, Non-U.S. bonds, as measured by the Citigroup World Government Bond Index, returned -1.5%, and U.S. TIPS (Treasury Inflationary Protection Securities) returned 6.2%, as measured by the Barclays U.S. TIPS Index.

PORTFOLIO PERFORMANCE OVERVIEW

The sharp market drop in the beginning of 2009 that was followed by a substantial market rally had a mixed effect on our Portfolios' performance for the first six months of the year. This rally, which began after the market hit its near-term bottom on March 9, has widely been characterized as a low quality, or "junk", rally. On balance, this "junk" rally had a negative effect on our Portfolios' performance. As the market bid up many severely beaten down stocks, the fundamental principle of investing in high quality companies was generally abandoned, proving to be a headwind for several of Portfolios' near-term returns.

While we are disappointed by the performance of the underperforming Portfolios over the last six months, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful over time. While the immediate terrain our sub-advisers must navigate will continue to be challenging, their confidence and conviction remain intact. It is our belief that as markets continue the healing process in the second half of 2009, it will be the patient and disciplined investors who will be rewarded on the upside.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo
-----------------------
Lawrence E. Davanzo,
President

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** ........................................    9.99%
ONE YEAR ENDED 06/30/09 ............................................  (27.80)%
FIVE YEARS ENDED 06/30/09 ..........................................   (2.51)%
TEN YEARS ENDED 06/30/09 ...........................................   (2.75)%


                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................     10.18%
ONE YEAR ENDED 06/30/09 ...........................................    (27.59)%
FIVE YEARS ENDED 06/30/09 .........................................     (2.16)%
TEN YEARS ENDED 06/30/09 ..........................................     (2.42)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers or reimbursements. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

** Not annualized.

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

The Wilshire Large Company Growth Portfolio (Investment Class Shares) yielded a return of 9.99%, underperforming the Russell 1000 Growth Index by -1.54% . The Portfolio's underperformance was primarily attributable to two more defensively positioned sub-advisers, Quest Capital Management (Quest) and Sawgrass Asset Management (Sawgrass). Both firms struggled from disappointing security selection in Information Technology and Consumer sectors, particularly during the second quarter. Fortunately, their underperformance was relatively offset by the strong results of Victory Capital Management ("Victory"), as its strong security selection in Health Care and Information Technology led to substantial outperformance during the rebound in equity markets. This strong relative performance was a notable contribution, as Victory currently represents nearly 25% of the Portfolio. Wilshire's adjustment to the Portfolio's sub-adviser allocations late in 2008 to a more defensive structure was beneficial for most of the first quarter, but proved to be out of favor during the second quarter as equity markets witnessed a dramatic reversal and strong recovery. Wilshire's disciplined investment approach of combining unique investment philosophies and growth sub-styles continues to be beneficial, as the sub-advisers provide complementary performance in up and down markets.

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

                          PORTFOLIO SECTOR WEIGHTING+
                             (As of June 30, 2009)


                               [GRAPHIC OMITTED]

MATERIALS 4.8%
FINANCIALS 5.9%
ENERGY 6.9%
INDUSTRIALS 8.5%
CONSUMER STAPLES 10.5%
CONSUMER DISCRETIONARY 11.0%
TELECOMMUNICATIONS SERVICES 1.4%
UTILITIES 0.7%
INVESTMENT COMPANY 0.2%
INFORMATION TECHNOLOGY 34.1%
HEALTH CARE 16.0%

+ BASED ON PERCENT OF THE PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


SIX MONTHS ENDED 06/30/09** ........................................    2.69%
ONE YEAR ENDED 06/30/09 ............................................  (29.94)%
FIVE YEARS ENDED 06/30/09 ..........................................   (3.73)%
TEN YEARS ENDED 06/30/09 ...........................................   (0.86)%


                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** ........................................     2.80%
ONE YEAR ENDED 06/30/09 ............................................   (29.78)%
FIVE YEARS ENDED 06/30/09 ..........................................    (3.50)%
TEN YEARS ENDED 06/30/09 ...........................................    (0.61)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers or reimbursements. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

** Not annualized.

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

The Wilshire Large Company Value Portfolio (Investment Class Shares) outperformed its benchmark by a considerable margin during the year-to-date period, providing a return of 2.69% relative to the return of -2.87% by the Russell 1000 Value index. The Portfolio's persistent outperformance during 2009 has been attributable to strong results on behalf of all three sub-advisers. In particular, Pzena Investment Management's ("Pzena") strong security selection on a broad basis was beneficial, namely in Information Technology and Consumer Discretionary stocks, as well as notable overweight to Financials on the heels of the market recovery. Acadian Asset Management, Inc. ("Acadian") and Systematic Financial Management, L.P. ("Systematic") continued to outperform the benchmark for the year-to-date, however both sub-advisers fell slightly short of the benchmark during the second quarter. Wilshire adjusted the Portfolio's sub-adviser allocations during the second half of 2008 to take advantage of the value opportunities presented in the current market environment, which have continued to prove favorable for Pzena and has led to strong performance for the year-to-date. The Portfolio continues to exhibit healthy portfolio characteristics relative to the market.

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

                          PORTFOLIO SECTOR WEIGHTING+
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

UTILITIES 3.1%
MATERIALS 3.8%
INDUSTRIALS 8.4%
CONSUMER STAPLES 9.2%
CONSUMER DISCRETIONARY 10.4%
INFORMATION TECHNOLOGY 12.5%
TELECOMMUNICATIONS SERVICES 2.7%
FINANCIALS 24.1%
HEALTH CARE 13.1%
ENERGY 12.7%


+ BASED ON PERCENT OF THE PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY

                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................    4.64%
ONE YEAR ENDED 06/30/09 ...........................................  (30.84)%
FIVE YEARS ENDED 06/30/09 .........................................   (2.88)%
TEN YEARS ENDED 06/30/09 ..........................................    1.85%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................    4.89%
ONE YEAR ENDED 06/30/09 ...........................................  (30.64)%
FIVE YEARS ENDED 06/30/09 .........................................   (2.64)%
TEN YEARS ENDED 06/30/09 ..........................................    2.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six month period ended June 30, 2009, fees totaling 0.94% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

** Not annualized.

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

The Wilshire Small Company Growth Portfolio yielded negative relative performance compared to its benchmark for the year-to-date, following a very strong showing relative to the small cap growth fund universe in 2008. Specifically, the Portfolio's Investment Class Shares underperformed the Russell 2000 Growth Index by -6.72% during the year-to-date. The Portfolio's underperformance was attributable to both sub-advisers, most notably Ranger Investment Management ("Ranger"), who struggled from disappointing security selection in Consumer Discretionary and Health Care stocks during the second quarter. Los Angeles Capital Management ("L.A. Capital"), who also fell notably short of the benchmark particularly during the first quarter, failed to add value from stock selection on a broad basis. L.A. Capital's underperformance is fairly consistent with its quantitative peers, as this segment of managers has struggled during the recent market environment. The firm's risk managed approach, which provided a solid buffer to Ranger in 2008, failed to continue its strong results during the quarter. Wilshire did not make any notable changes to the Portfolio's allocation during the second quarter, as characteristics remain in line with expectations.

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)


                          PORTFOLIO SECTOR WEIGHTING+
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

CONSUMER STAPLES 3.5%
MATERIALS 4.1%
FINANCIALS 6.5%
ENERGY 6.6%
INDUSTRIALS 12.4%
CONSUMER  DISCRETIONARY 16.9%
TELECOMMUNICATIONS SERVICES 1.3%
UTILITIES 0.5%
PREFERRED STOCK 0.1%
INFORMATION TECHNOLOGY 28.2%
HEALTH CARE 19.9%



+ BASED ON PERCENT OF THE PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** ........................................  (5.31)%
ONE YEAR ENDED 06/30/09 ............................................ (29.06)%
FIVE YEARS ENDED 06/30/09 ..........................................  (2.88)%
TEN YEARS ENDED 06/30/09 ...........................................   3.46%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** ........................................   (5.17)%
ONE YEAR ENDED 06/30/09 ............................................  (28.79)%
FIVE YEARS ENDED 06/30/09 ..........................................   (2.53)%
TEN YEARS ENDED 06/30/09 ...........................................    3.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six month period ended June 30, 2009, fees totaling 0.67% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

** Not annualized.

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

The Wilshire Small Company Value Portfolio (Investment Class Shares) fell slightly short of the benchmarks during the year-to-date, underperforming the Russell 2000 Value Index by -0.13% . The Portfolio's underperformance was mostly attributable to L.A. Capital due to disappointing security selection. NWQ Investment Management ("NWQ"), which has continued to benefit from strong security selection and sector allocation, outpaced the benchmark by notable margin. NWQ's benefited from strong security selection in the Energy and Health Care sectors early in the year, combined with strong results in Industrials and Materials during the second quarter. Wilshire did not make any structural changes to the Portfolio during the quarter, as we believe the Portfolio is well positioned with portfolio characteristics that remain consistent with our expectations.

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

                          PORTFOLIO SECTOR WEIGHTING+
                             (As of June 30, 2009)


                               [GRAPHIC OMITTED]

HEALTH CARE 5.2%
UTILITIES 5.5%
ENERGY 5.9%
MATERIALS 6.7%
CONSUMER DISCRETIONARY 12.7%
INDUSTRIALS 14.1%
CONSUMER STAPLES 2.9%
TELECOMMUNICATIONS SERVICES 0.8%
PRIVATE COMPANY 0.0%
RIGHTS 0.0%
FINANCIALS 30.7%
INFORMATION TECHNOLOGY 15.5%


+ BASED ON PERCENT OF THE PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

WILSHIRE 5000 INDEX(SM) FUND
COMMENTARY


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................    3.39%
ONE YEAR ENDED 06/30/09 ...........................................  (26.65)%
FIVE YEARS ENDED 06/30/09 .........................................   (2.45)%
TEN YEARS ENDED 06/30/09 ..........................................   (2.10)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................    3.39%
ONE YEAR ENDED 06/30/09 ...........................................  (26.66)%
FIVE YEARS ENDED 06/30/09 .........................................   (2.23)%
TEN YEARS ENDED 06/30/09 ..........................................   (1.85)%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................    3.26%
ONE YEAR ENDED 06/30/09 ...........................................  (26.72)%
FIVE YEARS ENDED 06/30/09 .........................................   (2.57)%
INCEPTION (5/10/00) THROUGH 6/30/09 ...............................   (2.64)%

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** .......................................    3.39%
ONE YEAR ENDED 06/30/09 ...........................................  (26.65)%
FIVE YEARS ENDED 06/30/09 .........................................   (2.50)%
INCEPTION (12/10/99) THROUGH 06/30/09 .............................   (1.47)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers or reimbursements. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Not annualized.

WILSHIRE 5000 INDEX(SM) FUND
COMMENTARY - (CONTINUED)

The Wilshire 5000 Index(SM) Fund (Investment Class Shares) returned 3.39% during the year-to-date. The Portfolio's performance was primarily attributable to the strong recovery of Information Technology stocks, as the sector returned more than 25% during the year-to-date, and represents approximately 17% of the index. Consumer Discretionary and Materials sectors also rebounded on the heels of a loosening credit environment, and signs of a potential economic recovery. Despite strong results from these sectors, Financials and Industrials struggled for the year-to-date, despite a strong recovery since March. The Wilshire 5000 Index(SM) Fund continues to perform within our expectations, providing broad exposure to the U.S. equity market.

WILSHIRE 5000 INDEX(SM) FUND
COMMENTARY - (CONTINUED)


                          PORTFOLIO SECTOR WEIGHTING+
                             (As of June 30, 2009)


                               [GRAPHIC OMITTED]

MATERIALS 3.8%
UTILITIES 4.0%
CONSUMER DISCRETIONARY 10.0%
INDUSTRIALS 10.3%
CONSUMER STAPLES 10.4%
ENERGY 11.6%
TELECOMMUNICATIONS SERVICES 3.2%
PREFERRED STOCK 0.0%
RIGHTS 0.0%
INFORMATION TECHNOLOGY 18.4%
FINANCIALS 14.4%
HEALTH CARE 13.9%


+ BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM  MARKET VALUE.

WILSHIRE LARGE CAP CORE 130/30 FUND
COMMENTARY


                            INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** ........................................   (1.77)%
ONE YEAR ENDED 06/30/09 ............................................  (31.71)%
INCEPTION (11/15/07) THROUGH 06/30/09 ..............................  (26.02)%


                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 06/30/09** ........................................   (1.44)%
ONE YEAR ENDED 06/30/09 ............................................  (31.31)%
INCEPTION (11/15/07) THROUGH 06/30/09 ..............................  (25.69)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six month period ended June 30, 2009, fees totaling 0.33% for Investment Class Shares and 0.30% for Institutional Class Shares of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

** Not annualized.

WILSHIRE LARGE CAP CORE 130/30 FUND
COMMENTARY - (CONTINUED)

The Wilshire Large Cap Core 130/30 Portfolio (Investment Class Shares) provided a return of -1.77% during the year-to-date, underperforming the S&P 500 Index by -4.93% . The more conservative and risk conscious approach employed by AXA Rosenberg failed to add value during the year-to-date. Despite a stronger start to 2009, Thompson, Siegel & Walmsley ("TS&W") struggled during the market recovery primarily due to its higher quality orientation, leading to disappointing security selection in Financials and Information Technology. Fortunately, Twin Capital Management yielded strong results during the second quarter, unlike many of its quantitative peers, which benefited performance on a year-to-date basis. We believe the Portfolio is well positioned with portfolio characteristics that remain consistent with our expectations. We remain confident that the 130/30 approach of the Portfolio will continue to provide more breadth to exploit opportunities in the large cap equity market, particularly in more normal and consistent market environments.

WILSHIRE LARGE CAP CORE 130/30 FUND
COMMENTARY - (CONTINUED)

                          PORTFOLIO SECTOR WEIGHTING+
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

UTILITIES 3.2%
MATERIALS 4.6%
CONSUMER STAPLES 10.3%
ENERGY 10.5%
INDUSTRIALS 11.7%
HEALTH CARE 11.8%
TELECOMMUNICATIONS SERVICES 2.6%
INFORMATION TECHNOLOGY 19.5%
CONSUMER DISCRETIONARY 13.3%
FINANCIALS 12.5%


+ BASED ON PERCENT OF THE PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

WILSHIRE MUTUAL FUNDS,INC.
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's ACTUAL return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

WILSHIRE MUTUAL FUNDS,INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                                      Beginning       Ending
                                       Account        Account                    Expenses Paid
                                        Value          Value      Expense        During Period
                                       01/01/09      06/30/09     Ratio(1)    01/01/09-06/30/09(2)
                                      ---------      --------     -------     --------------------
LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ...................  $1,000.00      $1,099.90     1.50%              $7.81
Institutional Class ................  $1,000.00      $1,101.80     1.12%              $5.84
HYPOTHETICAL 5% RETURN
Investment Class ...................  $1,000.00      $1,017.36     1.50%              $7.50
Institutional Class ................  $1,000.00      $1,019.24     1.12%              $5.61
LARGE COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ...................  $1,000.00      $1,026.90     1.54%              $7.74
Institutional Class ................  $1,000.00      $1,028.00     1.40%              $7.04
HYPOTHETICAL 5% RETURN
Investment Class ...................  $1,000.00      $1,017.16     1.54%              $7.70
Institutional Class ................  $1,000.00      $1,017.85     1.40%              $7.00
SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ...................  $1,000.00      $1,046.40     1.50%              $7.61
Institutional Class ................  $1,000.00      $1,048.90     1.16%              $5.89
HYPOTHETICAL 5% RETURN
Investment Class ...................  $1,000.00      $1,017.36     1.50%              $7.50
Institutional Class ................  $1,000.00      $1,019.04     1.16%              $5.81
SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class ...................  $1,000.00      $  946.90     1.50%              $7.24
Institutional Class ................  $1,000.00      $  948.30     1.29%              $6.23
HYPOTHETICAL 5% RETURN
Investment Class ...................  $1,000.00      $1,017.36     1.50%              $7.50
Institutional Class ................  $1,000.00      $1,018.40     1.29%              $6.46

WILSHIRE MUTUAL FUNDS,INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                                      Beginning       Ending
                                       Account        Account                   Expenses Paid
                                        Value          Value      Expense       During Period
                                      01/01/09        06/30/09     Ratio(1)   01/01/09-06/30/09(2)
                                      ---------       --------    -------    --------------------
WILSHIRE 5000 INDEX(SM) FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class                      $1,000.00      $1,033.90     0.81%              $4.08
Institutional Class                   $1,000.00      $1,033.90     0.61%              $3.08
Qualified Class                       $1,000.00      $1,032.60     0.88%              $4.43
Horace Mann Class                     $1,000.00      $1,033.90     0.82%              $4.14
HYPOTHETICAL 5% RETURN
Investment Class                      $1,000.00      $1,020.78     0.81%              $4.06
Institutional Class                   $1,000.00      $1,021.77     0.61%              $3.06
Qualified Class                       $1,000.00      $1,020.43     0.88%              $4.41
Horace Mann Class                     $1,000.00      $1,020.73     0.82%              $4.11
WILSHIRE LARGE CAP CORE 130/30 FUND
--------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class                      $1,000.00      $  982.30     1.66%              $8.16
Institutional Class                   $1,000.00      $  985.60     1.41%              $6.94
HYPOTHETICAL 5% RETURN
Investment Class                      $1,000.00      $1,016.56     1.66%              $8.30
Institutional Class                   $1,000.00      $1,017.80     1.41%              $7.05

(1) ANNUALIZED, BASED ON THE PORTFOLIO'S MOST RECENT FISCAL HALF-YEAR EXPENSES.

(2) EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.

WILSHIRE MUTUAL FUNDS,INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS                                    (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
COMMON STOCK -- 99.1%
Consumer Discretionary -- 10.9%
  21,900    Amazon.com, Inc.+ ...........   0.9          $   1,832,154
  22,196    Apollo Group, Inc.,
            Class A+ ....................   0.8              1,578,579
  70,315    DIRECTV Group,
            Inc. (The)+ .................   0.9              1,737,484
   8,400    Liberty Media Corp. -
            Entertainment, Ser A+ .......   0.1                224,700
  42,068    McDonald's Corp. ............   1.2              2,418,490
  42,440    Target Corp. ................   0.9              1,675,107
  43,681    TJX Cos., Inc. ..............   0.7              1,374,204
 489,074    Other Securities ............   5.4             10,961,202
                                                         -------------
                                                            21,801,920
                                                         -------------
Consumer Staples -- 10.5%
  25,634    Coca-Cola Co. (The) .........   0.6              1,230,176
 108,970    CVS/Caremark Corp. ..........   1.7              3,472,874
  37,716    PepsiCo, Inc. ...............   1.1              2,072,871
  44,982    Philip Morris
            International, Inc. .........   1.0              1,962,115
  90,797    Wal-Mart Stores, Inc. .......   2.2              4,398,207
 238,008    Other Securities ............   3.9              7,799,514
                                                         -------------
                                                            20,935,757
                                                         -------------
Energy -- 6.9%
  36,168    Exxon Mobil Corp. ...........   1.3              2,528,505
  38,105    National Oilwell
            Varco, Inc.+ ................   0.6              1,244,509
  25,439    Occidental Petroleum
            Corp. .......................   0.9              1,674,141
  30,745    Petroleo Brasileiro
            SA ADR ......................   0.6              1,259,930
  48,784    Schlumberger, Ltd. ..........   1.3              2,639,702
 140,199    Other Securities ............   2.2              4,368,863
                                                         -------------
                                                            13,715,650
                                                         -------------
Financials -- 5.9%
 110,035    Charles Schwab
            Corp. (The) .................   1.0              1,930,014
   4,200    CME Group, Inc., Class A ....   0.7              1,306,662






                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Financials (continued)
  17,825    Goldman Sachs Group,
            Inc. (The) ..................   1.3          $   2,628,118
  11,430    IntercontinentalExchange,
            Inc.+ .......................   0.7              1,305,763
 201,334    Other Securities ............   2.2              4,640,101
                                                         -------------
                                                            11,810,658
                                                         -------------
Health Care -- 15.9%
  42,102    Abbott Laboratories .........   1.0              1,980,478
  26,200    Allergan, Inc. ..............   0.6              1,246,596
  20,952    Amgen, Inc.+ ................   0.5              1,109,199
  23,939    Baxter International, Inc. ..   0.6              1,267,809
  53,969    Celgene Corp.+ ..............   1.3              2,581,877
  97,931    Gilead Sciences, Inc.+ ......   2.3              4,587,088
   8,908    Intuitive Surgical, Inc.+ ...   0.7              1,457,883
  55,785    Teva Pharmaceutical
            Industries, Ltd. ADR ........   1.4              2,752,432
 439,288    Other Securities ............   7.5             14,877,857
                                                         -------------
                                                            31,861,219
                                                         -------------
Industrials -- 8.4%
  20,300    Danaher Corp. ...............   0.6              1,253,322
  41,000    Expeditors International
            of Washington, Inc. .........   0.7              1,366,940
  31,965    Union Pacific Corp. .........   0.8              1,664,098
 399,096    Other Securities ............   6.3             12,628,828
                                                         -------------
                                                            16,913,188
                                                         -------------
Information Technology -- 33.8%
 151,200    Activision Blizzard, Inc.+ ..   1.0              1,909,656
  48,442    Apple, Inc.+ ................   3.5              6,899,594
 188,986    Cisco Systems, Inc.+ ........   1.8              3,522,699
 121,500    Cognizant Technology
            Solutions Corp., Class A+ ...   1.6              3,244,050
  87,325    Dell, Inc.+ .................   0.6              1,198,972
  14,067    Google, Inc., Class A+ ......   3.0              5,930,507
  63,722    Hewlett-Packard Co. .........   1.2              2,462,855
 220,260    Intel Corp. .................   1.8              3,645,303
  52,488    International Business
            Machines Corp. ..............   2.8              5,480,797


                       See Notes to Financial Statements.
                                       24

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)                      (UNAUDITED)


                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Information Technology (continued)
  77,491    Juniper Networks, Inc.+ .....   0.9          $   1,828,787
  11,300    Mastercard, Inc.,
              Class A ...................   1.0              1,890,603
 264,044    Microsoft Corp. .............   3.1              6,276,326
 234,288    Novell, Inc.+ ...............   0.5              1,061,325
 132,542    Oracle Corp. ................   1.4              2,839,050
 139,209    QUALCOMM, Inc. ..............   3.1              6,292,247
 647,674    Other Securities ............   6.5             13,255,041
                                                         -------------
                                                            67,737,812
                                                         -------------
Materials -- 4.8%
  36,381    Monsanto Co. ................   1.3              2,704,564
  19,150    Potash Corp of
            Saskatchewan, Inc. ..........   0.9              1,781,907
  17,620    Praxair, Inc. ...............   0.6              1,252,253
 142,748    Other Securities ............   2.0              3,793,471
                                                         -------------
                                                             9,532,195
                                                         -------------
Telecommunication Services -- 1.3%
  84,310    Other Securities ............   1.3              2,702,671
                                                         -------------
                                                             2,702,671
                                                         -------------
Utilities -- 0.7%
  60,994    Other Securities ............   0.7              1,345,939
                                                         -------------
                                                             1,345,939
                                                         -------------
Total Common Stock
(Cost $194,133,244)                                        198,357,009
                                                         -------------
CASH EQUIVALENT -- 1.3%
2,603,208   PNC Institutional Money
            Market Trust, 0.05% (A) .....   1.3              2,603,208
                                                         -------------
Total Cash Equivalent
(Cost $2,603,208)                                            2,603,208
                                                         -------------



                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
INVESTMENT COMPANY -- 0.1%
Financials -- 0.1%
   7,900 Other Securities ...............   0.1          $     324,137
                                                         -------------
Total Investment Company
(Cost $244,088)                                                324,137
                                                         -------------
Total Investments -- 100.5%
(Cost $196,980,540)                                        201,284,354
Other Assets & Liabilities, Net -- (0.5)%                   (1,092,061)
                                                         -------------
NET ASSETS -- 100.0%                                     $ 200,192,293
                                                         =============

(A) Rate shown is the 7-day effective yield as of June 30, 2009.
+   Non-income producing security.
    ADR - American Depositary Receipt

    The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC's website at http://www. sec. gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.
                                       25

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS                                    (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
COMMON STOCK -- 98.9%
Consumer Discretionary -- 10.3%
  19,475    J.C. Penney Co., Inc. .......   2.0          $     559,127
  11,975    Magna International, Inc.,
            Class A .....................   1.8                505,824
  12,000    Omnicom Group, Inc. .........   1.3                378,960
   6,400    Whirlpool Corp. .............   1.0                272,384
  71,315    Other Securities ............   4.2              1,213,546
                                                         -------------
                                                             2,929,841
                                                         -------------
Consumer Staples -- 9.1%
  22,300    Altria Group, Inc. ..........   1.3                365,497
  12,275    Avon Products, Inc. .........   1.1                316,450
  12,875    Kraft Foods, Inc., Class A ..   1.1                326,252
   4,800    Procter & Gamble Co. ........   0.9                245,280
  29,975    Sara Lee Corp. ..............   1.0                292,556
   7,200    Wal-Mart Stores, Inc. .......   1.3                348,768
  36,441    Other Securities ............   2.4                706,108
                                                         -------------
                                                             2,600,911
                                                         -------------
Energy -- 12.6%
   3,525    Apache Corp. ................   0.9                254,329
  17,550    BJ Services Co. .............   0.9                239,206
   6,875    BP PLC ADR ..................   1.2                327,800
   8,200    Chevron Corp. ...............   1.9                543,250
   7,631    ConocoPhillips ..............   1.1                320,960
  12,300    Exxon Mobil Corp. ...........   3.0                859,893
  56,527    Other Securities ............   3.6              1,044,190
                                                         -------------
                                                             3,589,628
                                                         -------------
Financials -- 23.8%
  18,950    Allstate Corp. (The) ........   1.6                462,380
  30,525    Bank of America Corp. .......   1.4                402,930
  15,100    Bank of New York Mellon
            Corp. (The) .................   1.6                442,581
  10,450    Capital One Financial
            Corp. .......................   0.8                228,646
  13,675    JPMorgan Chase & Co. ........   1.6                466,454
   7,650    MetLife, Inc. ...............   0.8                229,576
  20,625    Morgan Stanley ..............   2.1                588,019
   6,104    PNC Financial Services
            Group, Inc. .................   0.8                236,896



                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Financials (continued)
  12,194    State Street Corp. ..........   2.0          $     575,557
  13,325    Torchmark Corp. .............   1.7                493,558
  23,850    UBS AG ......................   1.0                291,209
 203,053    Other Securities ............   8.4              2,365,478
                                                         -------------
                                                             6,783,284
                                                         -------------
Health Care -- 13.0%
  14,625    AmerisourceBergen Corp.,
            Class A .....................   0.9                259,447
  12,650    Cardinal Health, Inc. .......   1.4                386,458
  13,250    Johnson & Johnson ...........   2.7                752,600
  38,300    Pfizer, Inc. ................   2.0                574,500
  10,600    WellPoint, Inc.+ ............   1.9                539,434
   5,875    Zimmer Holdings, Inc.+ ......   0.9                250,275
  44,776    Other Securities ............   3.2                929,806
                                                         -------------
                                                             3,692,520
                                                         -------------
Industrials -- 8.3%
   8,825    Boeing Co. ..................   1.3                375,063
   4,300    General Dynamics Corp. ......   0.8                238,177
  21,500    General Electric Co. ........   0.9                251,980
   4,400    L-3 Communications
            Holdings, Inc., Class 3 .....   1.1                305,272
  11,100    Northrop Grumman Corp. ......   1.8                507,048
  40,503    Other Securities ............   2.4                679,661
                                                         -------------
                                                             2,357,201
                                                         -------------
Information Technology -- 12.3%
 151,700    Alcatel-Lucent ADR ..........   1.3                376,216
  23,075    CA, Inc. ....................   1.4                402,197
  26,025    Dell, Inc.+ .................   1.3                357,323
   2,800    International Business
            Machines Corp. ..............   1.0                292,376
  10,125    Lam Research Corp.+ .........   0.9                263,250
  14,098    Microsoft Corp. .............   1.2                335,110
  64,200    Motorola, Inc. ..............   1.5                425,646
  17,275    Tyco Electronics, Ltd.+ .....   1.1                321,142
  84,996    Other Securities ............   2.6                734,473
                                                         -------------
                                                             3,507,733
                                                         -------------

                       See Notes to Financial Statements.
                                       26

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)                      (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Materials -- 3.7%
  18,400    Temple-Inland, Inc. .........   0.9              $ 241,408
  35,250    Other Securities ............   2.8                815,494
                                                         -------------
                                                             1,056,902
                                                         -------------
Telecommunication Services -- 2.7%
  19,500    AT&T, Inc. ..................   1.7                484,380
  30,500    Other Securities ............   1.0                274,907
                                                         -------------
                                                               759,287
                                                         -------------
Utilities -- 3.1%
   6,650    Sempra Energy ...............   1.2                330,039
  21,925    Other Securities ............   1.9                542,910
                                                         -------------
                                                               872,949
                                                         -------------
Total Common Stock
(Cost $30,832,583)                                          28,150,256
                                                         -------------
CASH EQUIVALENT -- 1.1%
 321,991    PNC Institutional Money
            Market Trust, 0.05% (A) .....   1.1                321,991
                                                         -------------
Total Cash Equivalent
(Cost $321,991)                                                321,991
                                                         -------------
Total Investments -- 100.0%
(Cost $31,154,574)                                          28,472,247
Other Assets & Liabilities, Net -- 0.0%                         (1,681)
                                                         -------------
NET ASSETS -- 100.0%                                     $  28,470,566
                                                         =============

(A) Rate shown is the 7-day effective yield as of June 30, 2009.
 +  Non-income producing security.
    ADR - American Depositary Receipt

    The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.



                       See Notes to Financial Statements.
                                       27

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS                                    (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
COMMON STOCK -- 98.8%
Consumer Discretionary -- 16.7%
   5,563    99 Cents Only Stores+ .......   1.4          $      75,546
   1,150    Aeropostale, Inc.+ ..........   0.7                 39,411
   4,851    Chico's FAS, Inc.+ ..........   0.8                 47,200
   1,608    Group 1 Automotive, Inc. ....   0.8                 41,840
   1,195    Gymboree Corp.+ .............   0.8                 42,399
   1,300    J. Crew Group, Inc.+ ........   0.6                 35,126
     261    Strayer Education, Inc. .....   1.0                 56,926
  50,502    Other Securities ............  10.6                582,914
                                                         -------------
                                                               921,362
                                                         -------------
Consumer Staples -- 3.4%
   1,690    TreeHouse Foods, Inc.+ ......   0.9                 48,621
  17,624    Other Securities ............   2.5                141,029
                                                         -------------
                                                               189,650
                                                         -------------
Energy -- 6.6%
   1,380    Arena Resources, Inc.+ ......   0.8                 43,953
     445    Core Laboratories NV ........   0.7                 38,782
   1,760    Goodrich Petroleum Corp.+ ...   0.8                 43,278
   3,518    Rosetta Resources, Inc.+ ....   0.6                 30,782
     800    World Fuel Services Corp. ...   0.6                 32,984
  14,466    Other Securities ............   3.1                171,480
                                                         -------------
                                                               361,259
                                                         -------------
Financials -- 6.5%
     790    BOK Financial Corp. .........   0.6                 29,759
   1,500    Signature Bank+ .............   0.7                 40,680
   1,380    SVB Financial Group+ ........   0.7                 37,564
   3,178    Texas Capital
            Bancshares, Inc.+ ...........   0.9                 49,164
  13,294    Other Securities ............   3.6                198,377
                                                         -------------
                                                               355,544
                                                         -------------
Health Care -- 19.8%
   1,050    Alexion Pharmaceuticals,
            Inc.+ .......................   0.8                 43,176
   1,205    athenahealth, Inc.+ .........   0.8                 44,597
   1,345    HMS Holdings Corp.+ .........   1.0                 54,768



                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Health Care (continued)
   2,250    Immucor, Inc.+ ..............   0.6           $     30,960
   1,425    Martek Biosciences Corp. ....   0.5                 30,139
   1,650    Meridian Bioscience, Inc. ...   0.7                 37,257
   1,342    OSI Pharmaceuticals, Inc.+ ..   0.7                 37,885
   1,550    SXC Health Solutions
            Corp.+ ......................   0.7                 39,401
  49,245    Other Securities ............  14.0                771,798
                                                         -------------
                                                             1,089,981
                                                         -------------
Industrials -- 12.2%
   2,437    BE Aerospace, Inc.+ .........   0.6                 34,995
   1,430    Bucyrus International, Inc.,
            Class A .....................   0.7                 40,841
     575    Clean Harbors, Inc.+ ........   0.6                 31,044
   2,180    EnerSys+ ....................   0.7                 39,654
   1,105    Old Dominion Freight
            Line, Inc.+ .................   0.7                 37,095
   1,135    Triumph Group, Inc. .........   0.8                 45,400
   1,003    Wabtec Corp. ................   0.6                 32,267
  31,698    Other Securities ............   7.5                413,328
                                                         -------------
                                                               674,624
                                                         -------------
Information Technology -- 27.8%
   3,740    Ariba, Inc.+ ................   0.7                 36,802
   1,800    Concur Technologies, Inc.+ ..   1.0                 55,944
   1,945    DG FastChannel, Inc.+ .......   0.7                 35,594
     570    Equinix, Inc.+ ..............   0.7                 41,462
   2,001    FLIR Systems, Inc.+ .........   0.8                 45,143
   7,579    Heartland Payment
            Systems, Inc. ...............   1.3                 72,531
   1,760    Informatica Corp.+ ..........   0.5                 30,254
   1,730    Macrovision Solutions
            Corp.+ ......................   0.7                 37,731
   2,903    Monolithic Power
            Systems, Inc.+ ..............   1.2                 65,056
   1,380    Netlogic Microsystems, Inc.+    0.9                 50,315
   4,508    Rackspace Hosting, Inc.+ ....   1.1                 62,481
   7,358    Skyworks Solutions, Inc.+ ...   1.3                 71,961
   1,200    Solera Holdings, Inc.+ ......   0.6                 30,480
   1,515    Starent Networks Corp.+ .....   0.7                 36,981

                       See Notes to Financial Statements.
                                       28

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)                      (UNAUDITED)


                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Information Technology (continued)
     946    Synaptics, Inc.+ ............   0.7          $      36,563
  80,122    Other Securities ............  14.9                823,130
                                                         -------------
                                                             1,532,428
                                                         -------------
Materials -- 4.0%
     670    Schnitzer Steel Industries,
            Inc., Class A ...............   0.6                 35,416
   4,500    WR Grace & Co.+ .............   1.0                 55,665
   8,578    Other Securities ............   2.4                130,217
                                                         -------------
                                                               221,298
                                                         -------------
Telecommunication Services -- 1.3%
   6,842    Other Securities ............   1.3                 69,045
                                                         -------------
                                                                69,045
                                                         -------------
Utilities -- 0.5%
     856    Other Securities ............   0.5                 24,873
                                                         -------------
                                                                24,873
                                                         -------------
Total Common Stock
(Cost $5,264,476)                                            5,440,064
                                                         -------------
CASH EQUIVALENT -- 0.9%
  51,215    PNC Institutional Money
            Market Trust, 0.05% (A) .....   0.9                 51,215
                                                         -------------
Total Cash Equivalent
(Cost $51,215)                                                  51,215
                                                         -------------
PREFERRED STOCK -- 0.1%
Health Care -- 0.1%
      28    Other Securities ............   0.1                  6,241
                                                         -------------
Total Preferred Stock
(Cost $3,870)                                                    6,241
                                                         -------------
Total Investments -- 99.8%
(Cost $5,319,561)                                            5,497,520
Other Assets & Liabilities, Net -- 0.2%                         13,368
                                                         -------------
NET ASSETS -- 100.0%                                     $   5,510,888
                                                         =============

(A) Rate shown is the 7-day  effective yield as of June 30, 2009.
  + Non-income  producing security.

    The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC's website at http://www. sec. gov; and (iii) on our website at www. wilfunds. com.

                       See Notes to Financial Statements.
                                       29

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS                                    (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
COMMON STOCK -- 98.1%(+)
Consumer Discretionary -- 12.4%
   5,400    Cato Corp. (The), Class A ...   1.2          $      94,176
   3,200    Charlotte Russe
            Holding, Inc.+ ..............   0.5                 41,216
   8,500    Dillard's, Inc., Class A ....   1.0                 78,200
   4,050    Hooker Furniture Corp. ......   0.6                 46,494
  22,100    Standard Pacific Corp.+ .....   0.6                 44,863
  99,428    Other Securities ............   8.5                667,460
                                                         -------------
                                                               972,409
                                                         -------------
Consumer Staples -- 2.8%
   3,250    Casey's General
            Stores, Inc. ................   1.1                 83,493
   6,600    Elizabeth Arden, Inc.+ ......   0.7                 57,618
   5,100    Other Securities ............   1.0                 79,734
                                                         -------------
                                                               220,845
                                                         -------------
Energy -- 5.8%
   7,300    Acergy SA ADR ...............   0.9                 71,832
   6,975    Approach Resources, Inc.+ ...   0.6                 48,128
   2,200    Bill Barrett Corp.+ .........   0.8                 60,412
   3,000    St. Mary Land &
            Exploration Co. .............   0.8                 62,610
   1,500    World Fuel Services Corp. ...   0.8                 61,845
  39,790    Other Securities ............   1.9                146,724
                                                         -------------
                                                               451,551
                                                         -------------
Financials -- 30.2%
   3,200    Aspen Insurance
            Holdings, Ltd. ..............   0.9                 71,488
   2,500    Assurant, Inc. ..............   0.8                 60,225
   2,100    Delphi Financial Group,
            Inc., Class A ...............   0.5                 40,803
   4,757    Equity One, Inc. ............   0.8                 63,078
   5,700    Extra Space Storage, Inc. ...   0.6                 47,595
   5,100    Forestar Group, Inc.+ .......   0.8                 60,588
   1,250    Hanover Insurance Group,
            Inc. (The) ..................   0.6                 47,638
   8,500    Inland Real Estate Corp. ....   0.8                 59,500




                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Financials (continued)
   2,600    Knight Capital Group, Inc.,
            Class A+ ....................   0.6          $      44,330
   2,865    LTC Properties, Inc. ........   0.8                 58,589
   4,355    Old National Bancorp ........   0.5                 42,766
   3,200    PacWest Bancorp .............   0.5                 42,112
   1,622    Prosperity Bancshares, Inc. .   0.6                 48,384
   2,100    StanCorp Financial
            Group, Inc. .................   0.8                 60,228
   2,850    Texas Capital
            Bancshares, Inc.+ ...........   0.6                 44,090
   3,200    Tower Group, Inc. ...........   1.0                 79,296
   7,500    Trustco Bank Corp. ..........   0.6                 44,325
 134,586    Other Securities ............  18.4              1,443,148
                                                         -------------
                                                             2,358,183
                                                         -------------
Health Care -- 5.1%
   1,300    Magellan Health
            Services, Inc.+ .............   0.6                 42,666
   3,450    Sepracor, Inc.+ .............   0.8                 59,754
  25,177    Other Securities ............   3.7                292,818
                                                         -------------
                                                               395,238
                                                         -------------
Industrials -- 13.7%
   3,800    Albany International Corp.,
            Class A .....................   0.6                 43,244
   3,350    Belden, Inc. ................   0.7                 55,945
   1,750    CIRCOR International, Inc. ..   0.5                 41,317
   8,800    Griffon Corp.+ ..............   0.9                 73,216
   2,700    Marten Transport, Ltd.+ .....   0.7                 56,052
   3,100    Mine Safety Appliances Co. ..   1.0                 74,710
   2,600    RBC Bearings, Inc.+ .........   0.7                 53,170
  60,821    Other Securities ............   8.6                675,963
                                                         -------------
                                                             1,073,617
                                                         -------------
Information Technology -- 15.3%
   7,569    Actel Corp.+ ................   1.0                 81,215
   6,300    Avocent Corp.+ ..............   1.1                 87,948
   8,000    Brocade Communications
            Systems, Inc.+ ..............   0.8                 62,560
  10,700    Insight Enterprises, Inc.+ ..   1.3                103,362

                       See Notes to Financial Statements.
                                       30

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)                      (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Information Technology (continued)
   3,736    Standard Microsystems
            Corp.+ ......................   1.0          $      76,401
   8,000    THQ, Inc.+ ..................   0.8                 57,280
   6,700    TIBCO Software, Inc.+ .......   0.6                 48,039
 116,444    Other Securities ............   8.7                678,627
                                                         -------------
                                                             1,195,432
                                                         -------------
Materials -- 6.6%
   8,650    Wausau Paper Corp. ..........   0.7                 58,128
  54,328    Other Securities ............   5.9                454,445
                                                         -------------
                                                               512,573
                                                         -------------
Telecommunication Services -- 0.8%
   6,820    Other Securities ............   0.8                 62,717
                                                         -------------
                                                                62,717
                                                         -------------
Utilities -- 5.4%
   1,374    Northwest Natural
            Gas Co. .....................   0.8                 60,896
   3,050    NorthWestern Corp. ..........   0.9                 69,418
   3,000    Piedmont Natural
            Gas Co., Inc. ...............   0.9                 72,330
   9,017    Other Securities ............   2.8                219,603
                                                         -------------
                                                               422,247
                                                         -------------
Total Common Stock
(Cost $9,059,648)                                            7,664,812
                                                         -------------
CASH EQUIVALENT -- 1.2%
  91,869    PNC Institutional Money
            Market Trust, 0.05% (A) .....   1.2                 91,869
                                                         -------------
Total Cash Equivalent
(Cost $91,869)                                                  91,869
                                                         -------------
RIGHTS -- 0.0%
   1,500    Other Securities ............   0.0                  3,180
                                                         -------------
Total Rights
(Cost $0)                                                        3,180
                                                         -------------


                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
PRIVATE COMPANY -- 0.0%
       6    Teton Advisors, Inc. (B) ....   0.0          $           2
                                                         -------------
Total Private Company
(Cost $251)                                                          2
                                                         -------------
Total Investments -- 99.3%
(Cost $9,151,768)                                            7,759,863
Other Assets & Liabilities, Net -- 0.7%                         53,781
                                                         -------------
NET ASSETS -- 100.0%                                     $   7,813,644
                                                         =============

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A) Rate shown is the 7-day effective yield as of June 30, 2009.
(B) Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2009 the total market value of this security was $2 representing 0.0% of net assets.
+   Non-income producing security.
    ADR - American Depositary Receipt

    The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC's website at http://www. sec. gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.
                                       31

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                                       JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS                                    (UNAUDITED)

                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
COMMON STOCK -- 99.4%
Consumer Discretionary -- 9.9%
  49,183    Comcast Corp. Special,
            Class A .....................   0.4          $     712,662
  28,950    Home Depot, Inc. (The) ......   0.4                684,089
  19,000    McDonald's Corp. ............   0.7              1,092,310
  29,620    Walt Disney Co. (The) .......   0.4                691,035
 808,189    Other Securities (B) ........   8.0             13,409,686
                                                         -------------
                                                            16,589,782
                                                         -------------
Consumer Staples -- 10.4%
  36,320    Coca-Cola Co. (The) .........   1.0              1,742,997
   8,180    Colgate-Palmolive Co. .......   0.4                578,653
  24,442    CVS/Caremark Corp. ..........   0.5                778,967
  22,571    Kraft Foods, Inc., Class A ..   0.4                571,949
  26,740    PepsiCo, Inc. ...............   0.9              1,469,630
  34,525    Philip Morris
            International, Inc. .........   0.9              1,505,981
  50,052    Procter & Gamble Co. ........   1.5              2,557,657
  41,595    Wal-Mart Stores, Inc. .......   1.2              2,014,862
 250,042    Other Securities ............   3.6              6,111,313
                                                         -------------
                                                            17,332,009
                                                         -------------
Energy -- 11.6%
  34,199    Chevron Corp. ...............   1.4              2,265,684
  23,501    ConocoPhillips ..............   0.6                988,452
  84,300    Exxon Mobil Corp. ...........   3.5              5,893,413
  13,810    Occidental Petroleum Corp. ..   0.6                908,836
  20,300    Schlumberger, Ltd. ..........   0.7              1,098,433
 396,352    Other Securities ............   4.8              8,203,058
                                                         -------------
                                                            19,357,876
                                                         -------------
Financials -- 14.3%
 109,248    Bank of America Corp. .......   0.9              1,442,074
     624    Berkshire Hathaway, Inc.,
            Class B+ ....................   1.1              1,806,936
   7,320    Goldman Sachs
            Group, Inc. (The) ...........   0.7              1,079,261
  63,659    JPMorgan Chase & Co. ........   1.3              2,171,408



                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Financials (continued)
  76,223    Wells Fargo & Co. ...........   1.1          $   1,849,170
 978,249    Other Securities ............   9.2             15,605,212
                                                         -------------
                                                            23,954,061
                                                         -------------
Health Care -- 13.8%
  26,300    Abbott Laboratories .........   0.8              1,237,152
  18,102    Amgen, Inc.+ ................   0.6                958,320
  33,550    Bristol-Myers Squibb Co. ....   0.4                681,401
  16,495    Eli Lilly & Co. .............   0.4                571,387
  15,500    Gilead Sciences, Inc.+ ......   0.5                726,020
  47,185    Johnson & Johnson ...........   1.6              2,680,108
  19,168    Medtronic, Inc. .............   0.4                668,772
  36,058    Merck & Co., Inc. ...........   0.6              1,008,182
 115,061    Pfizer, Inc. ................   1.1              1,725,915
  27,625    Schering-Plough Corp. .......   0.4                693,940
  22,750    Wyeth .......................   0.6              1,032,623
 421,717    Other Securities ............   6.4             11,045,798
                                                         -------------
                                                            23,029,618
                                                         -------------
Industrials -- 10.2%
  10,300    3M Co. ......................   0.4                619,030
 180,246    General Electric Co. ........   1.3              2,112,483
  14,944    United Technologies Corp. ...   0.5                776,490
 532,371    Other Securities ............   8.0             13,580,488
                                                         -------------
                                                            17,088,491
                                                         -------------
Information Technology -- 18.3%
  15,200    Apple, Inc.+ ................   1.3              2,164,936
 100,523    Cisco Systems, Inc.+ ........   1.1              1,873,749
   3,750    Google, Inc., Class A+ ......   1.0              1,580,962
  41,077    Hewlett-Packard Co. .........   1.0              1,587,626
  94,966    Intel Corp. .................   1.0              1,571,687
  23,170    International Business
            Machines Corp. ..............   1.5              2,419,411
 135,040    Microsoft Corp. .............   1.9              3,209,901
  66,130    Oracle Corp. ................   0.9              1,416,505
  28,025    QUALCOMM, Inc. ..............   0.8              1,266,730
 900,147    Other Securities ............   7.8             13,588,063
                                                         -------------
                                                            30,679,570
                                                         -------------

                       See Notes to Financial Statements.
                                       32

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND                                       JUNE 30, 2009
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)                      (UNAUDITED)


                                  Percentage of
 Shares                          Net Assets (%)              Value
 -------                         --------------          -------------
Materials -- 3.7%
   9,230    Monsanto Co. ................   0.4          $     686,158
 245,083    Other Securities ............   3.3              5,566,157
                                                         -------------
                                                             6,252,315
                                                         -------------
Telecommunication Services -- 3.2%
 101,424    AT&T, Inc. ..................   1.5              2,519,372
  48,859    Verizon Communications,
            Inc. ........................   0.9              1,501,437
 146,771    Other Securities ............   0.8              1,296,346
                                                         -------------
                                                             5,317,155
                                                         -------------
Utilities -- 4.0%
  11,224    Exelon Corp. ................   0.4                574,781
 239,926    Other Securities ............   3.6              6,064,320
                                                         -------------
                                                             6,639,101
                                                         -------------
Total Common Stock
(Cost $158,553,725)                                        166,239,978
                                                         -------------
CASH EQUIVALENT -- 0.6%
1,033,345   PNC Institutional Money
            Market Trust, 0.05% (A) .....   0.6              1,033,345
                                                         -------------
Total Cash Equivalent
(Cost $1,033,345)                                            1,033,345
                                                         -------------
PREFERRED STOCK -- 0.0%
Health Care -- 0.0%
       4    Other Securities ............   0.0                    892
                                                         -------------
Total Preferred Stock
(Cost $1,118)                                                      892
                                                         -------------
RIGHTS -- 0.0%
   1,100    Other Securities ............   0.0                    667
                                                         -------------
Total Rights
(Cost $900)                                                        667
                                                         -------------
Total Investments -- 100.0%
(Cost $159,589,088)                                        167,274,882
Other Assets & Liabilities, Net -- 0.0%                          1,460
                                                         -------------
 NET ASSETS -- 100.0%                                    $ 167,276,342
                                                         =============

(A) Rate shown is the 7-day effective yield as of June 30, 2009.
(B) Included in "Other Securities" are fair valued securities with a value of $14. Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2009 the total market value of this security was $14 representing 0.0% of net assets.
+   Non-income producing security.

    The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U. S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC's website at http://www. sec. gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.
                                       33

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

 Shares                                                   Value
 ------                                                   -----
COMMON STOCK -- 126.4%
Consumer Discretionary -- 16.8%
   8,300    Advance Auto Parts, Inc. ................  $   344,367
   4,300    Aeropostale, Inc.+ ......................      147,361
   4,850    Amazon.com, Inc.+ .......................      405,751
   3,550    Apollo Group, Inc.,
            Class A+ ................................      252,476
   1,500    Autozone, Inc.+ .........................      226,665
   2,800    Barnes & Noble, Inc. ....................       57,764
   1,800    Best Buy Co., Inc. ......................       60,282
   2,450    Big Lots, Inc.+ .........................       51,524
   1,750    Bob Evans Farms, Inc. ...................       50,295
   4,300    Brinker International, Inc. .............       73,229
   3,550    Career Education Corp.+ .................       88,359
   3,550    CBS Corp., Class B ......................       24,566
  11,700    Coach, Inc. .............................      314,496
  19,100    Comcast Corp. Special,
            Class A .................................      276,759
   6,650    Darden Restaurants, Inc. ................      219,317
     400    DeVry, Inc. .............................       20,016
   1,300    DIRECTV Group,
            Inc. (The)+ .............................       32,123
  10,600    Discovery Communications,
            Inc., Class A+ ..........................      239,030
   8,070    DISH Network Corp.,
            Class A+ ................................      130,815
   5,900    Dollar Tree, Inc.+ ......................      248,390
   3,200    DreamWorks Animation
            SKG, Inc., Class A+ .....................       88,288
   1,770    Expedia, Inc.+ ..........................       26,745
   5,700    Family Dollar Stores, Inc. ..............      161,310
   2,050    GameStop Corp.,
            Class A+ ................................       45,120
   3,850    Gannett Co., Inc. .......................       13,744
   5,950    Gap, Inc. (The) .........................       97,580
     950    H&R Block, Inc. .........................       16,369
   3,680    Hasbro, Inc. ............................       89,203
   1,350    Hillenbrand, Inc. .......................       22,464
   4,300    Home Depot, Inc. (The) ..................      101,609
     950    Kohl's Corp.+ ...........................       40,612


 Shares                                                   Value
 ------                                                   -----
Consumer Discretionary (continued)
   5,650    Lennar Corp., Class A ...................  $    54,749
  13,550    Lowe's Cos., Inc. .......................      263,006
   5,400    Ltd. Brands, Inc. .......................       64,638
  11,700    Macy's, Inc. ............................      137,592
     400    Mattel, Inc. ............................        6,420
   9,100    McDonald's Corp. ........................      523,159
     400    Meredith Corp. ..........................       10,220
   2,750    Newell Rubbermaid, Inc. .................       28,627
   7,350    News Corp., Class A .....................       66,958
   2,650    NIKE, Inc., Class B .....................      137,217
   5,400    Office Depot, Inc.+ .....................       24,624
   1,700    Omnicom Group, Inc. .....................       53,686
   2,400    priceline.com, Inc.+ ....................      267,720
   6,450    RadioShack Corp. ........................       90,042
   2,100    Rent-A-Center, Inc.,
            Class A+ ................................       37,443
     700    Ross Stores, Inc. .......................       27,020
   1,250    Sherwin-Williams
            Co. (The) ...............................       67,188
   1,400    Snap-On, Inc. ...........................       40,236
   1,350    Target Corp. ............................       53,284
   1,050    Tiffany & Co. ...........................       26,628
   1,200    Time Warner Cable,
            Inc., Class A ...........................       38,004
   2,850    Time Warner, Inc. .......................       71,792
  11,770    TJX Cos., Inc. ..........................      370,284
   3,050    Viacom, Inc., Class B+ ..................       69,235
  17,200    Virgin Media Inc. .......................      160,820
  23,650    Walt Disney Co. (The) ...................      551,754
     210    Washington Post Co.,
            Class B .................................       73,958
   3,050    Wyndham Worldwide Corp. .................       36,966
  15,090    Yum! Brands, Inc. .......................      503,101
                                                       -----------
                                                         7,823,000
                                                       -----------
Consumer Staples -- 13.0%
   1,750    Alberto-Culver Co.,
            Class B .................................       44,503
   8,400    Altria Group, Inc. ......................      137,676
   2,050    Archer-Daniels-Midland Co. ..............       54,878

                       See Notes to Financial Statements.
                                       34

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Consumer Staples (continued)
   3,200    Avon Products, Inc. .....................  $    82,496
   1,800    Campbell Soup Co. .......................       52,956
   6,700    Coca-Cola Co. (The) .....................      321,533
   3,050    Coca-Cola Enterprises, Inc. .............       50,783
   2,610    Colgate-Palmolive Co. ...................      184,631
   4,850    ConAgra Foods, Inc. .....................       92,441
   2,650    Constellation Brands, Inc.,
            Class A+ ................................       33,602
   1,350    Costco Wholesale Corp. ..................       61,695
  16,200    CVS/Caremark Corp. ......................      516,294
   3,200    Del Monte Foods Co. .....................       30,016
   3,550    Dr. Pepper Snapple
            Group, Inc.+ ............................       75,225
   3,400    Estee Lauder Cos., Inc.
            (The), Class A ..........................      111,078
   1,350    General Mills, Inc. .....................       75,627
   4,300    Hansen Natural Corp.+ ...................      132,526
   1,550    Hormel Foods Corp. ......................       53,537
     210    Kellogg Co. .............................        9,780
   4,100    Kimberly-Clark Corp. ....................      214,963
   6,750    Kraft Foods, Inc., Class A ..............      171,045
     950    Lancaster Colony Corp. ..................       41,867
   2,000    Lorillard, Inc. .........................      135,540
  10,050    Molson Coors Brewing Co.,
            Class B .................................      425,416
   6,000    Pepsi Bottling Group, Inc. ..............      203,040
   5,450    PepsiCo, Inc. ...........................      299,532
  11,100    Philip Morris
            International, Inc. .....................      484,182
   9,700    Procter & Gamble Co. ....................      495,670
   1,900    Ralcorp Holdings, Inc.+ .................      115,748
     950    Reynolds American, Inc. .................       36,689
  17,750    Safeway, Inc. ...........................      361,567
   3,450    Sara Lee Corp. ..........................       33,672
   2,600    SUPERVALU, Inc. .........................       33,670
   2,050    SYSCO Corp. .............................       46,084
  12,450    Tyson Foods, Inc.,
            Class A .................................      156,994
   1,150    Universal Corp. .........................       38,077
   2,100    Walgreen Co. ............................       61,740


 Shares                                                   Value
 ------                                                   -----
Consumer Staples (continued)
  10,650    Wal-Mart Stores, Inc. ...................  $   515,886
   3,550    Whole Foods Market, Inc. ................       67,379
                                                       -----------
                                                         6,060,038
                                                       -----------
Energy -- 13.3%
   7,650    Anadarko Petroleum
            Corp. ...................................      347,233
     900    Apache Corp. ............................       64,935
   2,450    Atwood Oceanics, Inc.+ ..................       61,029
   2,600    Cameron International
            Corp.+ ..................................       73,580
  10,900    Chevron Corp. ...........................      722,125
   1,100    Cimarex Energy Co. ......................       31,174
   6,550    ConocoPhillips ..........................      275,493
     800    Consol Energy, Inc. .....................       27,168
   4,045    Devon Energy Corp. ......................      220,452
   1,400    Diamond Offshore
            Drilling, Inc. ..........................      116,270
     550    ENSCO International, Inc. ...............       19,179
     750    EOG Resources, Inc. .....................       50,940
  23,150    Exxon Mobil Corp. .......................    1,618,417
   2,800    Halliburton Co. .........................       57,960
   8,950    Marathon Oil Corp. ......................      269,664
   1,050    Murphy Oil Corp. ........................       57,036
   1,300    National Oilwell
            Varco, Inc.+ ............................       42,458
   8,680    Occidental Petroleum Corp. ..............      571,231
   2,900    Oil States International, Inc.+ .........       70,209
   1,150    Overseas Shipholding ....................       39,146
   6,400    PetroHawk Energy Corp.+ .................      142,720
   4,900    Petroleo Brasileiro
            SA ADR ..................................      200,802
   1,350    Pioneer Natural
            Resources Co. ...........................       34,425
   2,200    Plains Exploration &
            Production Co.+ .........................       60,192
   1,500    Pride International, Inc.+ ..............       37,590
   2,950    Rowan, Inc. .............................       56,994
   1,900    Sandridge Energy+ .......................       16,188
   2,650    Schlumberger, Ltd. ......................      143,391

                       See Notes to Financial Statements.
                                       35

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Energy (continued)
     800    SEACOR Holdings, Inc.+ ..................  $    60,192
   3,200    Southern Union Co. ......................       58,848
   7,550    Southwestern Energy Co.+ ................      293,318
   1,100    Sunoco, Inc. ............................       25,520
   3,650    Tesoro Corp. ............................       46,464
     800    Tidewater, Inc. .........................       34,296
   2,400    Transocean, Ltd.+ .......................      178,296
   2,600    Valero Energy Corp. .....................       43,914
                                                       -----------
                                                         6,168,849
                                                       -----------
Financials -- 15.9%
   2,450    Aflac, Inc. .............................       76,171
   1,550    Allstate Corp. (The) ....................       37,820
   2,600    American Express Co. ....................       60,424
   7,050    Ameriprise Financial, Inc. ..............      171,103
  22,750    Annaly Capital
            Management, Inc. ........................      344,435
   1,600    AON Corp. ...............................       60,592
   1,000    Arch Capital Group, Ltd.+ ...............       58,580
   6,050    Astoria Financial Corp. .................       51,909
  27,400    Bank of America Corp. ...................      361,680
   2,850    Bank of New York Mellon
            Corp. (The) .............................       83,534
   2,000    BB&T Corp. ..............................       43,960
     750    Capital One Financial Corp. .............       16,410
   3,050    Charles Schwab Corp. (The) ..............       53,497
   2,450    Chubb Corp. .............................       97,706
  13,450    Citigroup, Inc. .........................       39,947
     150    CME Group, Inc., Class A ................       46,667
   1,900    Cousins Properties, Inc. ................       16,150
   2,900    Developers Diversified
            Realty Corp. ............................       14,152
   9,150    Discover Financial Services .............       93,970
     900    Everest Re Group, Ltd. ..................       64,413
   2,750    Fidelity National Financial,
            Inc., Class A ...........................       37,207
   2,000    First American Corp. ....................       51,820
     800    Franklin Resources, Inc. ................       57,608
   1,650    Genworth Financial, Inc.,
            Class A                                         11,533



 Shares                                                   Value
 ------                                                   -----
Financials (continued)
   3,560    Goldman Sachs Group,
            Inc. (The) ..............................  $   524,886
   6,000    Host Hotels & Resorts, Inc. .............       50,340
     400    IntercontinentalExchange,
            Inc.+ ...................................       45,696
     700    Jefferies Group, Inc. ...................       14,931
  23,700    JPMorgan Chase & Co. ....................      808,407
   2,900    Keycorp .................................       15,196
   3,650    Lincoln National Corp. ..................       62,817
   1,950    Loews Corp. .............................       53,430
   3,300    Marshall & Ilsley Corp. .................       15,840
   1,850    MetLife, Inc. ...........................       55,518
  12,550    Morgan Stanley ..........................      357,801
   1,750    MSCI, Inc., Class A+ ....................       42,770
   3,800    NASDAQ OMX Group, Inc.+ .................       80,978
  14,000    New York Community
            Bancorp, Inc. ...........................      149,660
   1,350    NYSE Euronext ...........................       36,787
   3,200    OneBeacon Insurance
            Group, Ltd., Class A ....................       37,408
   2,000    PartnerRe, Ltd. .........................      129,900
   2,350    People's United
            Financial, Inc. .........................       35,344
   2,500    PNC Financial Services
            Group, Inc. .............................       97,025
   8,300    Principal Financial
            Group, Inc. .............................      156,372
   1,500    Progressive Corp. (The) .................       22,665
   1,550    Prudential Financial, Inc. ..............       57,691
  13,300    Regions Financial Corp. .................       53,732
     800    Reinsurance Group of
            America, Inc., Class A ..................       27,928
     956    Simon Property Group, Inc. ..............       49,167
   3,650    SL Green Realty Corp. ...................       83,731
   1,450    State Street Corp. ......................       68,440
  21,650    TD Ameritrade
            Holding Corp.+ ..........................      379,741
  10,900    Travelers Cos., Inc. (The) ..............      447,336
   9,250    U.S. Bancorp ............................      165,760
   7,150    Unum Group ..............................      113,399

                       See Notes to Financial Statements.
                                       36

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Financials (continued)
   1,350    Washington Federal, Inc. ................  $    17,550
  26,600    Wells Fargo & Co. .......................      645,316
     150    Wesco Financial Corp. ...................       43,650
   1,250    Westamerica Bancorporation ..............       62,013
  15,700    Willis Group Holdings, Ltd. .............      403,961
   1,200    Wilmington Trust Corp. ..................       16,392
   1,050    XL Capital, Ltd., Class A ...............       12,033
                                                       -----------
                                                         7,392,899
                                                       -----------
Health Care -- 14.9%
   9,850    Abbott Laboratories .....................      463,344
     600    Abraxis Bioscience, Inc.+ ...............       22,116
   1,800    Aetna, Inc. .............................       45,090
   4,150    Amgen, Inc.+ ............................      219,701
   1,900    Baxter International, Inc. ..............      100,624
   2,700    Beckman Coulter, Inc. ...................      154,278
   1,000    Biogen Idec, Inc.+ ......................       45,150
  33,100    Boston Scientific Corp.+ ................      335,634
   3,950    Bristol-Myers Squibb Co. ................       80,224
   1,250    Cardinal Health, Inc. ...................       38,187
   1,050    Celgene Corp.+ ..........................       50,232
     850    Cerner Corp.+ ...........................       52,947
   1,650    Cigna Corp. .............................       39,749
     600    Cooper Cos., Inc. (The) .................       14,838
   1,900    Coventry Health Care, Inc.+ .............       35,549
   3,100    Eli Lilly & Co. .........................      107,384
     550    Express Scripts, Inc.,
            Class A+ ................................       37,813
  11,300    Forest Laboratories, Inc.+ ..............      283,743
     550    Genzyme Corp.+ ..........................       30,618
  10,800    Gilead Sciences, Inc.+ ..................      505,872
   5,150    Health Net, Inc.+ .......................       80,083
   2,000    Hill-Rom Holdings, Inc. .................       32,440
   3,700    Hospira, Inc.+ ..........................      142,524
     650    Humana, Inc.+ ...........................       20,969
  19,500    Johnson & Johnson .......................    1,107,600
   2,650    Kindred Healthcare, Inc.+ ...............       32,780
   8,250    King Pharmaceuticals, Inc.+ .............       79,448
   2,600    Laboratory Corp. of
            America Holdings+ .......................      176,254


 Shares                                                   Value
 ------                                                   -----
Health Care (continued)
     950    McKesson Corp. ..........................  $    41,800
   3,000    Medtronic, Inc. .........................      104,670
   5,400    Merck & Co., Inc. .......................      150,984
  33,300    Mylan, Inc.+ ............................      434,565
   2,200    Omnicare, Inc. ..........................       56,672
  59,100    Pfizer, Inc. ............................      886,500
   3,400    Quest Diagnostics, Inc. .................      191,862
   2,900    Schering-Plough Corp. ...................       72,848
   2,250    St. Jude Medical, Inc.+ .................       92,475
     850    Stryker Corp. ...........................       33,779
   1,050    Thermo Fisher
            Scientific, Inc.+ .......................       42,808
   3,650    UnitedHealth Group, Inc. ................       91,177
   1,900    Varian Medical
            Systems, Inc.+ ..........................       66,766
   1,800    Watson Pharmaceuticals,
            Inc.+ ...................................       60,642
   2,450    WellCare Health Plans, Inc.+ ............       45,301
   1,150    WellPoint, Inc.+ ........................       58,523
   2,700    Wyeth ...................................      122,553
   1,050    Zimmer Holdings, Inc.+ ..................       44,730
                                                       -----------
                                                         6,933,846
                                                       -----------
Industrials -- 14.8%
   1,300    3M Co. ..................................       78,130
   1,050    Brink's Co. (The) .......................       30,481
     600    Burlington Northern
            Santa Fe Corp. ..........................       44,124
   1,900    Caterpillar, Inc. .......................       62,776
   1,000    CH Robinson
            Worldwide, Inc. .........................       52,150
     100    Cintas Corp. ............................        2,284
     700    Cooper Industries, Ltd.,
            Class A .................................       21,735
   1,050    CSX Corp. ...............................       36,362
   3,400    Cummins, Inc. ...........................      119,714
     750    Danaher Corp. ...........................       46,305
   8,150    Deere & Co. .............................      325,593
   1,450    Deluxe Corp. ............................       18,574
   8,200    Dover Corp. .............................      271,338

                       See Notes to Financial Statements.
                                       37

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)
-

 Shares                                                   Value
 ------                                                   -----
Industrials (continued)
   1,300    Dun & Bradstreet Corp. ..................  $   105,573
   2,100    Emerson Electric Co. ....................       68,040
   5,400    Equifax, Inc. ...........................      140,940
   1,700    Expeditors International
            of Washington, Inc. .....................       56,678
   1,000    FedEx Corp. .............................       55,620
     400    First Solar, Inc.+ ......................       64,848
     900    Flowserve Corp. .........................       62,829
   1,950    Fluor Corp. .............................      100,015
     650    FTI Consulting, Inc.+ ...................       32,968
   1,950    Gardner Denver, Inc.+ ...................       49,082
   7,400    General Dynamics Corp. ..................      409,886
  39,150    General Electric Co. ....................      458,838
   5,100    Goodrich Corp. ..........................      254,847
   2,550    Hertz Global Holdings, Inc.+ ............       20,374
   1,400    Honeywell
            International, Inc. .....................       43,960
   1,700    Illinois Tool Works, Inc. ...............       63,478
   3,050    Ingersoll-Rand PLC, Class A .............       63,745
   1,150    ITT Corp. ...............................       51,175
   1,950    Jacobs Engineering
            Group, Inc.+ ............................       82,076
   4,000    Joy Global, Inc. ........................      142,880
   3,550    Kelly Services, Inc.,
            Class A .................................       38,873
   5,150    L-3 Communications
            Holdings, Inc., Class 3 .................      357,307
   1,950    Lockheed Martin Corp. ...................      157,267
   1,400    Manitowoc Co., Inc. (The) ...............        7,364
     800    Masco Corp. .............................        7,664
   1,400    Navistar International Corp.+ ...........       61,040
   6,550    Norfolk Southern Corp. ..................      246,738
   1,200    Northrop Grumman Corp. ..................       54,816
   1,000    Parker Hannifin Corp. ...................       42,960
   1,950    Precision Castparts Corp. ...............      142,409
   4,200    Raytheon Co. ............................      186,606
  14,700    Republic Services,
            Inc., Class A ...........................      358,827
   1,350    Rockwell Collins, Inc. ..................       56,335
  12,250    Southwest Airlines Co. ..................       82,442


 Shares                                                   Value
 ------                                                   -----
Industrials (continued)
   1,200    Spirit Aerosystems Holdings,
            Inc., Class A+ ..........................  $    16,488
   1,100    SPX Corp. ...............................       53,867
   1,550    Trinity Industries, Inc. ................       21,111
   8,500    Union Pacific Corp. .....................      442,510
   2,450    United Parcel Service,
            Inc., Class B ...........................      122,476
   6,000    United Technologies Corp. ...............      311,760
   7,800    URS Corp.+ ..............................      386,256
   1,250    Wabtec Corp. ............................       40,212
   1,750    Waste Management, Inc. ..................       49,280
   1,050    Watson Wyatt Worldwide,
            Inc., Class A ...........................       39,407
   3,200    Werner Enterprises, Inc. ................       57,984
   1,500    WW Grainger, Inc. .......................      122,820
                                                       -----------
                                                         6,902,237
                                                       -----------
Information Technology -- 24.5%
  10,100    3Com Corp.+ .............................       47,571
   1,650    Adobe Systems, Inc.+ ....................       46,695
   7,900    Advanced Micro
            Devices, Inc.+ ..........................       30,573
   2,450    Altera Corp. ............................       39,886
   7,000    Amdocs, Ltd.+ ...........................      150,150
     950    Analog Devices, Inc. ....................       23,541
   3,080    Apple, Inc.+ ............................      438,684
   3,100    Arris Group, Inc.+ ......................       37,696
   2,400    Arrow Electronics, Inc.+ ................       50,976
     550    Autodesk, Inc.+ .........................       10,439
   2,550    Automatic Data
            Processing, Inc. ........................       90,372
   3,100    Avnet, Inc.+ ............................       65,193
   4,450    Avocent Corp.+ ..........................       62,122
  11,900    BMC Software, Inc.+ .....................      402,101
   2,100    Broadcom Corp., Class A+ ................       52,059
   2,050    Broadridge Financial
            Solutions, Inc. .........................       33,989
  16,250    CA, Inc. ................................      283,238
   8,800    Cadence Design
            Systems, Inc.+ ..........................       51,920

                       See Notes to Financial Statements.
                                       38

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Information Technology (continued)
  23,850    Cisco Systems, Inc.+ ....................  $   444,564
   6,000    Computer Sciences Corp.+ ................      265,800
   2,050    Compuware Corp.+ ........................       14,063
   5,050    Convergys Corp.+ ........................       46,864
   3,650    Corning, Inc. ...........................       58,619
   5,900    Dell, Inc.+ .............................       81,007
   1,350    Dolby Laboratories,
            Inc., Class A+ ..........................       50,328
   3,000    eBay, Inc.+ .............................       51,390
   6,400    EMC Corp.+ ..............................       83,840
     500    Factset Research
            Systems, Inc. ...........................       24,935
  19,150    Fidelity National Information
            Services, Inc. ..........................      382,234
     600    FLIR Systems, Inc.+ .....................       13,536
     960    Google, Inc., Class A+ ..................      404,726
   8,100    Harris Corp. ............................      229,716
   1,564    Harris Stratex Networks,
            Inc., Class A+ ..........................       10,135
   5,000    Hewitt Associates,
            Inc., Class A+ ..........................      148,900
  23,150    Hewlett-Packard Co. .....................      894,748
   2,200    Ingram Micro, Inc., Class A+ ............       38,500
   5,580    Integrated Device
            Technology, Inc.+ .......................       33,703
  24,000    Intel Corp. .............................      397,200
  10,650    International Business
            Machines Corp. ..........................    1,112,073
   1,900    Intersil Corp., Class A .................       23,883
   3,300    Jabil Circuit, Inc. .....................       24,486
   1,800    Juniper Networks, Inc.+ .................       42,480
   3,400    Kla-Tencor Corp. ........................       85,850
   3,400    Lam Research Corp.+ .....................       88,400
   1,650    Lexmark International,
            Inc., Class A+ ..........................       26,152
  15,650    LSI Corp.+ ..............................       71,364
  15,800    Marvell Technology
            Group, Ltd.+ ............................      183,912
   2,300    Mastercard, Inc., Class A ...............      384,813
     550    McAfee, Inc.+ ...........................       23,204


 Shares                                                   Value
 ------                                                   -----
Information Technology (continued)
  10,950    Micron Technology, Inc.+ ................  $    55,407
  28,500    Microsoft Corp. .........................      677,445
   2,750    Molex, Inc. .............................       42,762
   5,100    Motorola, Inc. ..........................       33,813
   1,300    NetApp, Inc.+ ...........................       25,636
   2,200    Netease.com ADR+ ........................       77,396
  16,900    Novell, Inc.+ ...........................       76,557
     800    Novellus Systems, Inc.+ .................       13,360
   1,700    Nvidia Corp.+ ...........................       19,193
   8,600    ON Semiconductor Corp.+ .................       58,996
  39,950    Oracle Corp. ............................      855,729
  14,450    QUALCOMM, Inc. ..........................      653,140
   2,450    Red Hat, Inc.+ ..........................       49,319
   6,200    SAIC, Inc.+ .............................      115,010
   1,400    Salesforce.com, Inc.+ ...................       53,438
   4,100    Seagate Technology ......................       42,886
  16,500    Symantec Corp.+ .........................      256,740
   3,900    Tellabs, Inc.+ ..........................       22,347
   1,050    Teradata Corp.+ .........................       24,602
   1,600    Teradyne, Inc.+ .........................       10,976
   8,600    Texas Instruments, Inc. .................      183,180
     700    Visa, Inc., Class A .....................       43,582
   3,900    Vishay Intertechnology, Inc.+ ...........       26,481
   8,300    Western Digital Corp.+ ..................      219,950
   3,600    Western Union Co. (The) .................       59,040
   3,100    Yahoo!, Inc.+ ...........................       48,546
                                                       -----------
                                                        11,404,161
                                                       -----------
Materials -- 5.8%
   6,500    Agrium, Inc. ............................      259,285
     650    Air Products &
            Chemicals, Inc. .........................       41,984
     850    AK Steel Holding Corp. ..................       16,312
     550    Ball Corp. ..............................       24,838
   7,500    Celanese Corp.,
            Ser A, Class A ..........................      178,125
   9,400    Crown Holdings, Inc.+ ...................      226,916
  13,650    Dow Chemical Co. (The) ..................      220,311
   1,650    EI Du Pont de
            Nemours & Co. ...........................       42,273

                       See Notes to Financial Statements.
                                       39

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Materials (continued)
   1,250    FMC Corp. ...............................  $    59,125
   4,950    Freeport-McMoRan
            Copper & Gold, Inc. .....................      248,044
   1,050    Greif, Inc., Class A ....................       46,431
   1,200    International Flavors &
            Fragrances, Inc. ........................       39,264
   3,550    International Paper Co. .................       53,711
   2,700    Monsanto Co. ............................      200,718
   7,400    Newmont Mining Corp. ....................      302,438
     650    Nucor Corp. .............................       28,879
   2,200    Pactiv Corp.+ ...........................       47,740
   3,100    PPG Industries, Inc. ....................      136,090
   3,000    Praxair, Inc. ...........................      213,210
   1,500    Randgold Resources,
            Ltd. ADR ................................       96,255
   1,850    Reliance Steel &
            Aluminum Co. ............................       71,022
   1,450    RPM International, Inc. .................       20,358
   1,900    Sealed Air Corp. ........................       35,055
   1,300    Sigma-Aldrich Corp. .....................       64,428
     850    United States Steel Corp. ...............       30,379
                                                       -----------
                                                         2,703,191
                                                       -----------
Telecommunication Services -- 3.3%
  33,802    AT&T, Inc. ..............................      839,642
   7,650    CenturyTel, Inc. ........................      234,855
   9,350    Sprint Nextel Corp.+ ....................       44,973
     300    Telephone & Data
            Systems, Inc. ...........................        8,490
     700    United States Cellular Corp.+ ...........       26,915
  13,000    Verizon Communications,
            Inc. ....................................      399,490
                                                       -----------
                                                         1,554,365
                                                       -----------
Utilities -- 4.1%
   1,350    American Electric
            Power Co., Inc. .........................       39,002
   3,900    CMS Energy Corp. ........................       47,112
     950    Consolidated Edison, Inc. ...............       35,549
   1,700    Constellation Energy
            Group, Inc. .............................       45,186


 Shares                                                   Value
 ------                                                   -----
Utilities (continued)
   3,300    DTE Energy Co. ..........................  $   105,600
   9,200    Duke Energy Corp. .......................      134,228
   6,000    Edison International ....................      188,760
   1,400    Exelon Corp. ............................       71,694
   1,050    FirstEnergy Corp. .......................       40,687
     750    FPL Group, Inc. .........................       42,645
   1,950    IDACORP, Inc. ...........................       50,973
   1,550    National Fuel Gas Co. ...................       55,924
   1,500    Nicor, Inc. .............................       51,930
   2,700    Oneok, Inc. .............................       79,623
  12,350    PG&E Corp. ..............................      474,734
   1,450    Pinnacle West Capital Corp. .............       43,718
   2,500    PPL Corp. ...............................       82,400
   1,400    Progress Energy, Inc. ...................       52,962
   1,900    Public Service Enterprise
            Group, Inc. .............................       61,997
   1,400    Questar Corp. ...........................       43,484
   1,700    Sempra Energy ...........................       84,371
   1,750    Southern Co. ............................       54,530
                                                       -----------
                                                         1,887,109
                                                       -----------
Total Common Stock
(Cost $55,049,650)                                      58,829,695
                                                       -----------
                               Maturity
                                 Date        Par
                               --------     ------
REPURCHASE AGREEMENT -- 0.1%
Ageement with JPMorgan,
  0.020% dated 06/30/09 to
  be repurchased on 07/01/09
  at $61,964, collateralized by
  $75,000 U.S. Treasury Inflation
  Bonds, 1.375%, due 02/15/12
  (market value $75,351)
  (Cost $61,964)               07/01/09    $61,964          61,964
                                                       -----------
Total Investments -- 126.5%
(Cost $55,111,614)                                      58,891,659
Other Assets & Liabilities, Net -- (26.5)%             (12,325,200)
                                                       -----------
NET ASSETS -- 100.0%                                   $46,566,459
                                                       -----------

                       See Notes to Financial Statements.
                                       40

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF SECURITIES SOLD SHORT                                    (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
SECURITIES SOLD SHORT -- (26.6)%
Consumer Discretionary -- (2.7)%
   1,350    Abercrombie & Fitch Co.,
            Class A .................................  $    34,277
   1,200    Burger King Holdings, Inc. ..............       20,724
   1,900    Cablevision Systems Corp.,
            Class A .................................       36,879
     850    Choice Hotels
            International, Inc. .....................       22,618
   2,100    Darden Restaurants, Inc. ................       69,258
     800    DeVry, Inc. .............................       40,032
   2,200    Federal Mogul Corp.+ ....................       20,790
   1,450    Fortune Brands, Inc. ....................       50,373
   1,500    Garmin, Ltd. ............................       35,730
   4,400    Genuine Parts Co. .......................      147,664
   3,600    International Game
            Technology ..............................       57,240
     500    ITT Educational
            Services, Inc.+ .........................       50,330
   1,900    Lamar Advertising Co.,
            Class A+ ................................       29,013
   2,250    Liberty Media Corp. -
            Entertainment, Ser A+ ...................       60,188
   5,400    Mattel, Inc. ............................       86,670
   2,900    MDC Holdings, Inc. ......................       87,319
   1,200    Mohawk Industries, Inc.+ ................       42,816
   2,100    Nordstrom, Inc. .........................       41,769
   3,700    Regal Entertainment Group,
            Class A .................................       49,173
     800    Scripps Networks Interactive,
            Inc., Class A ...........................       22,264
   1,000    Tiffany & Co. ...........................       25,360
   1,350    Tim Hortons, Inc. .......................       33,129
     400    Time Warner, Inc. .......................       10,076
   2,900    Toll Brothers, Inc.+ ....................       49,213
   1,100    Urban Outfitters, Inc.+ .................       22,957
   2,750    Warner Music Group Corp.+ ...............       16,087
   2,200    Weight Watchers
            International, Inc. .....................       56,694
   1,100    Wynn Resorts, Ltd.+ .....................       38,830
                                                       -----------
                                                         1,257,473
                                                       -----------



 Shares                                                   Value
 ------                                                   -----
Consumer Staples -- (1.9)%
   3,900    Alberto-Culver Co.,
            Class B .................................  $    99,177
   2,450    Avon Products, Inc. .....................       63,161
     950    Brown-Forman Corp.,
            Class B .................................       40,831
   1,000    Bunge, Ltd. .............................       60,250
   1,000    Clorox Co. ..............................       55,830
   6,600    Constellation Brands, Inc.,
            Class A+ ................................       83,688
   2,450    Corn Products International,
            Inc. ....................................       65,636
   3,880    Costco Wholesale Corp. ..................      177,316
   2,250    Estee Lauder Cos., Inc. (The),
            Class A .................................       73,508
   1,500    HJ Heinz Co. ............................       53,550
   1,200    Kellogg Co. .............................       55,884
   1,450    McCormick & Co., Inc. ...................       47,168
   1,050    Ruddick Corp. ...........................       24,601
                                                       -----------
                                                           900,600
                                                       -----------
Energy -- (2.4)%
   1,300    Apache Corp. ............................       93,795
   2,400    Baker Hughes, Inc. ......................       87,456
   1,900    Cabot Oil & Gas Corp. ...................       58,216
   1,950    CNX Gas Corp.+ ..........................       51,226
   3,350    Continental Resources, Inc.+ ............       92,963
     400    Devon Energy Corp. ......................       21,800
     900    FMC Technologies, Inc.+ .................       33,822
   1,000    Halliburton Co. .........................       20,700
   3,600    Hess Corp. ..............................      193,500
   2,600    Murphy Oil Corp. ........................      141,232
     700    Oceaneering International,
            Inc.+ ...................................       31,640
   1,750    Range Resources Corp. ...................       72,467
   9,300    Spectra Energy Corp. ....................      157,356
   1,300    Tesoro Corp. ............................       16,549
     700    Ultra Petroleum Corp.+ ..................       27,300
                                                       -----------
                                                         1,100,022
                                                       -----------

                       See Notes to Financial Statements.
                                       41

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)                      (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Financials -- (3.6)%
   1,200    Affiliated Managers
            Group, Inc.+ ............................  $    69,828
  11,550    Arthur J. Gallagher & Co. ...............      246,477
   4,250    Associated Banc-Corp ....................       53,125
   1,750    BOK Financial Corp. .....................       65,922
   3,140    Capitol Federal Financial ...............      120,356
   2,600    CB Richard Ellis Group,
            Inc., Class A+ ..........................       24,336
   2,400    Charles Schwab Corp. (The) ..............       42,096
   1,300    Cincinnati Financial Corp. ..............       29,055
     800    City National Corp. .....................       29,464
   2,450    Comerica, Inc. ..........................       51,818
   2,200    Cullen/Frost Bankers, Inc. ..............      101,464
   2,650    Eaton Vance Corp. .......................       70,887
     650    Health Care REIT, Inc. ..................       22,165
   2,300    Kimco Realty Corp. ......................       23,115
   2,350    Legg Mason, Inc. ........................       57,293
   3,200    Leucadia National Corp. .................       67,488
   1,550    Mercury General Corp. ...................       51,817
   2,200    Moody's Corp. ...........................       57,970
   2,600    NASDAQ OMX Group, Inc.+ .................       55,406
   1,750    Omega Healthcare
            Investors, Inc. .........................       27,160
   2,900    Regions Financial Corp. .................       11,716
     500    Simon Property Group, Inc. ..............       25,715
   1,100    St. Joe Co. (The)+ ......................       29,139
     650    Student Loan Corp. (The) ................       24,180
   2,600    SunTrust Banks, Inc. ....................       42,770
   2,600    T Rowe Price Group, Inc. ................      108,342
   2,450    Taubman Centers, Inc. ...................       65,807
   1,000    TFS Financial Corp. .....................       10,620
   1,009    Vornado Realty Trust ....................       45,435
   1,300    W.R. Berkley Corp. ......................       27,911
                                                       -----------
                                                         1,658,877
                                                       -----------
Health Care -- (2.7)%
     600    Alexion Pharmaceuticals,
            Inc.+ ...................................       24,672
   1,500    Allergan, Inc. ..........................       71,370
   1,500    Beckman Coulter, Inc. ...................       85,710



 Shares                                                   Value
 ------                                                   -----
Health Care (continued)
   3,600    Celgene Corp.+ ..........................  $   172,224
   1,900    Cigna Corp. .............................       45,771
     900    Community Health Systems,
            Inc.+ ...................................       22,725
     550    DaVita, Inc.+ ...........................       27,203
   3,300    DENTSPLY International,
            Inc. ....................................      100,716
   1,250    Henry Schein, Inc.+ .....................       59,938
   4,300    Hologic, Inc.+ ..........................       61,189
   1,100    Idexx Laboratories, Inc.+ ...............       50,820
   1,750    Illumina, Inc.+ .........................       68,145
     650    Intuitive Surgical, Inc.+ ...............      106,379
     800    Laboratory Corp. of
            America Holdings+ .......................       54,232
   1,000    Medtronic, Inc. .........................       34,890
     800    Millipore Corp.+ ........................       56,168
     900    Myriad Genetics, Inc.+ ..................       32,085
     225    Myriad Pharmaceuticals,
            Inc.+ ...................................        1,046
   1,000    OSI Pharmaceuticals, Inc.+ ..............       28,230
   5,000    Patterson Cos., Inc.+ ...................      108,500
   1,400    Vertex Pharmaceuticals, Inc.+ ...........       49,896
                                                       -----------
                                                         1,261,909
                                                       -----------
Industrials -- (5.4)%
   2,350    Alexander & Baldwin, Inc. ...............       55,084
   4,740    Boeing Co. ..............................      201,450
   1,150    Carlisle Cos., Inc. .....................       27,646
   5,944    Caterpillar, Inc. .......................      196,390
     400    CH Robinson Worldwide,
            Inc. ....................................       20,860
   2,150    Cintas Corp. ............................       49,106
   1,900    CLARCOR, Inc. ...........................       55,461
   2,650    Con-way, Inc. ...........................       93,571
   2,700    Covanta Holding Corp.+ ..................       45,792
     950    Cummins, Inc. ...........................       33,450
   3,500    Delta Air Lines, Inc.+ ..................       20,265
   2,600    Eaton Corp. .............................      115,986
     400    Fluor Corp. .............................       20,516
   1,000    Graco, Inc. .............................       22,020

                       See Notes to Financial Statements.
                                       42

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)                      (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Industrials (continued)
   1,100    GrafTech International, Ltd.+ ...........  $    12,441
     850    Harsco Corp. ............................       24,055
   2,900    Iron Mountain, Inc.+ ....................       83,375
     300    ITT Corp. ...............................       13,350
   1,050    JB Hunt Transport
            Services, Inc. ..........................       32,056
   2,700    Kansas City Southern+ ...................       43,497
   7,400    Koninklijke Philips
            Electronics NV ..........................      136,308
   3,650    Landstar System, Inc. ...................      131,072
   1,050    Lennox International, Inc. ..............       33,716
   1,000    Lincoln Electric
            Holdings, Inc. ..........................       36,040
     650    Manpower, Inc. ..........................       27,521
   6,600    Masco Corp. .............................       63,228
   1,750    Navigant Consulting, Inc.+ ..............       22,610
   3,100    PACCAR, Inc. ............................      100,780
   1,750    Pall Corp. ..............................       46,480
   1,050    Pentair, Inc. ...........................       26,901
   3,500    Pitney Bowes, Inc. ......................       76,755
   2,400    Quanta Services, Inc.+ ..................       55,512
   2,100    Republic Services, Inc.,
            Class A .................................       51,261
   2,500    Robert Half International,
            Inc. ....................................       59,050
   2,950    Roper Industries, Inc. ..................      133,665
     550    Ryder System, Inc. ......................       15,356
     700    Stericycle, Inc.+ .......................       36,071
     800    SunPower Corp., Class A+ ................       21,312
   1,950    Toro Co. ................................       58,305
   4,060    United Parcel Service, Inc.,
            Class B .................................      202,959
                                                       -----------
                                                         2,501,273
                                                       -----------
Information Technology -- (5.1)%
   4,000    Agilent Technologies, Inc.+ .............       81,240
     800    ANSYS, Inc.+ ............................       24,928
     700    Apple, Inc.+ ............................       99,701
  17,800    Applied Materials, Inc. .................      195,266
     800    Citrix Systems, Inc.+ ...................       25,512


 Shares                                                   Value
 ------                                                   -----
Information Technology (continued)
  18,200    Corning, Inc. ...........................  $   292,292
   5,400    Electronic Arts, Inc.+ ..................      117,288
     400    Equinix, Inc.+ ..........................       29,096
   1,750    Fiserv, Inc.+ ...........................       79,975
   2,000    FLIR Systems, Inc.+ .....................       45,120
  11,800    Intel Corp. .............................      195,290
   1,250    Itron, Inc.+ ............................       68,838
   3,100    Lam Research Corp.+ .....................       80,600
   6,500    Linear Technology Corp. .................      151,775
     600    Mastercard, Inc., Class A ...............      100,386
   8,600    National Instruments Corp. ..............      194,016
   9,700    Nvidia Corp.+ ...........................      109,513
   3,400    Red Hat, Inc.+ ..........................       68,442
   1,900    Salesforce.com, Inc.+ ...................       72,523
   6,900    VeriSign, Inc.+ .........................      127,512
     400    Visa, Inc., Class A .....................       24,904
     900    VMware, Inc., Class A+ ..................       24,543
   9,600    Yahoo!, Inc.+ ...........................      150,336
                                                       -----------
                                                         2,359,096
                                                       -----------
Materials -- (1.5)%
   4,100    Alcoa, Inc. .............................       42,353
     450    Martin Marietta
            Materials, Inc. .........................       35,496
   4,550    Nalco Holding Co. .......................       76,622
   2,600    Nucor Corp. .............................      115,518
     400    PPG Industries, Inc. ....................       17,560
   1,050    Praxair, Inc. ...........................       74,624
   1,200    Sensient Technologies
            Corp. ...................................       27,084
     800    Sigma-Aldrich Corp. .....................       39,648
   3,700    Southern Copper Corp. ...................       75,628
   1,900    Steel Dynamics, Inc. ....................       27,987
   1,200    Vulcan Materials Co. ....................       51,720
   3,200    Weyerhaeuser Co. ........................       97,376
   2,200    Worthington Industries, Inc. ............       28,138
                                                       -----------
                                                           709,754
                                                       -----------

                       See Notes to Financial Statements.
                                       43

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                JUNE 30, 2009
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)                      (UNAUDITED)


 Shares                                                   Value
 ------                                                   -----
Telecommunication Services -- (0.3)%
     400    American Tower Corp.,
            Class A+ ................................  $    12,612
   1,100    Leap Wireless International,
            Inc.+ ...................................       36,223
   2,100    MetroPCS Communications,
            Inc.+ ...................................       27,951
   3,250    SBA Communications
            Corp., Class A+ .........................       79,755
   1,300    Windstream Corp. ........................       10,868
                                                       -----------
                                                           167,409
                                                       -----------
Utilities -- (1.0)%
   2,650    Allegheny Energy, Inc. ..................       67,973
   2,450    Calpine Corp.+ ..........................       27,317
   2,300    Equities CORP ...........................       80,293
   1,000    NSTAR ...................................       32,110
   1,900    PPL Corp. ...............................       62,624
   3,000    SCANA Corp. .............................       97,410
   2,250    Vectren Corp. ...........................       52,717
   1,000    Wisconsin Energy Corp. ..................       40,710
                                                       -----------
                                                           461,154
                                                       -----------
Securities Sold Short
(Proceeds $11,902,219) ..............................  $12,377,567
                                                       -----------

+ Non-income  producing security.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
Ser - Series

                       See Notes to Financial Statements.
                                       44

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

                                               LARGE             LARGE            SMALL           SMALL
                                              COMPANY           COMPANY          COMPANY         COMPANY
                                               GROWTH            VALUE            GROWTH          VALUE
                                             PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                                            ------------      ------------     -----------     -----------
ASSETS:
Investments, at value (Note 2) ...........  $201,284,354      $ 28,472,247     $ 5,497,520     $ 7,759,863
Cash                                                  --                --              --              --
Receivable for investment securities sold      1,176,912           223,303          62,961          42,562
Dividends and interest receivable ........       148,037            36,148           1,725          10,426
Receivable for Portfolio shares sold .....        70,059             9,437              --           7,016
Dividend reclaim receivable ..............         5,467                --              --              --
Receivable from investment advisor                    --                --           2,317              --
Prepaid expenses and other assets ........        31,523            19,416          16,263          15,610
                                            ------------      ------------     -----------     -----------
  Total Assets                               202,716,352        28,760,551       5,580,786       7,835,477
                                            ------------      ------------     -----------     -----------
LIABILITIES:
Securities sold short, at value ..........            --                --              --              --
Payable to Custodian .....................        84,983             1,602           3,362           1,449
Payable for Portfolio shares redeemed ....       234,438             3,362             663           2,607
Payable for investment
 securities purchased ....................     1,657,968           209,270          55,430           8,586
Investment advisory fees
 payable (Note 3) ........................       252,174            35,495              --           3,712
Distribution fees payable (Note 4) .......        68,950            14,030           2,885           3,484
Administration fees payable ..............        44,446             5,966           1,181           1,711
Directors' fees payable ..................         5,335               754             140             205
Chief compliance officer fees payable ....           463                73             120              79
Dividends on short sales .................            --                --              --              --
Accrued expenses and other payables ......       175,302            19,433           6,117              --
                                            ------------      ------------     -----------     -----------
  Total Liabilities ......................     2,524,059           289,985          69,898          21,833
                                            ------------      ------------     -----------     -----------
NET ASSETS                                  $200,192,293      $ 28,470,566     $ 5,510,888     $ 7,813,644
                                            ============      ============     ===========     ===========
NET ASSETS consist of:
Undistributed net investment income/
 accumulated net investment loss .........  $    120,406      $    152,818     $   (21,949)    $    48,599
Accumulated net realized loss
 on investments sold and
 securities sold short ...................   (56,806,067)      (20,109,335)     (3,603,414)     (5,169,222)
Net unrealized appreciation/
 (depreciation) of investments
 and securities sold short ...............     4,303,814        (2,682,327)        177,959      (1,391,905)
Paid-in capital ..........................   252,574,140        51,109,410       8,958,292      14,326,172
                                            ------------      ------------     -----------     -----------
NET ASSETS ...............................  $200,192,293      $ 28,470,566     $ 5,510,888     $ 7,813,644
                                            ============      ============     ===========     ===========
Investments, at cost (Note 2) ............  $196,980,540      $ 31,154,574     $ 5,319,561     $ 9,151,768
Proceeds from short sales (Note 2) .......  $         --      $         --     $        --     $        --



                                                                  WILSHIRE
                                               WILSHIRE           LARGE CAP
                                                 5000               CORE
                                               INDEX(SM)           130/30
                                                  FUND              FUND
                                              ------------      ------------
ASSETS:
Investments, at value (Note 2) ...........    $167,274,882      $ 58,891,659
Cash                                                    --           356,456
Receivable for investment securities sold               --           750,196
Dividends and interest receivable ........         212,045            87,649
Receivable for Portfolio shares sold .....          46,419           107,497
Dividend reclaim receivable ..............              --                --
Receivable from investment advisor                      --                --
Prepaid expenses and other assets ........          40,032            15,925
                                              ------------      ------------
  Total Assets                                 167,573,378        60,209,382
                                              ------------      ------------
LIABILITIES:
Securities sold short, at value ..........              --        12,377,567
Payable to Custodian .....................           3,171             9,710
Payable for Portfolio shares redeemed ....          40,866            16,185
Payable for investment
 securities purchased ....................              --         1,126,947
Investment advisory fees
 payable (Note 3) ........................          27,149            36,820
Distribution fees payable (Note 4) .......          43,228            16,555
Administration fees payable ..............          33,976            10,170
Directors' fees payable ..................           3,636             2,242
Chief compliance officer fees payable ....             455               809
Dividends on short sales .................              --            12,889
Accrued expenses and other payables ......         144,555            33,029
                                              ------------      ------------
  Total Liabilities ......................         297,036        13,642,923
                                              ------------      ------------
NET ASSETS                                    $167,276,342      $ 46,566,459
                                              ============      ============
NET ASSETS consist of:
Undistributed net investment income/
 accumulated net investment loss .........    $  1,499,720      $    294,349
Accumulated net realized loss
 on investments sold and
 securities sold short ...................     (60,327,756)      (15,875,979)
Net unrealized appreciation/
 (depreciation) of investments
 and securities sold short ...............       7,685,794         3,304,697
Paid-in capital ..........................     218,418,584        58,843,392
                                              ------------      ------------
NET ASSETS ...............................    $167,276,342      $ 46,566,459
                                              ============      ============
Investments, at cost (Note 2) ............    $159,589,088      $ 55,111,614
Proceeds from short sales (Note 2) .......    $         --      $(11,902,219)

                       See Notes to Financial Statements.
                                       45

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)


                                                LARGE             LARGE           SMALL           SMALL
                                               COMPANY           COMPANY         COMPANY         COMPANY
                                                GROWTH            VALUE          GROWTH           VALUE
                                              PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            ------------       -----------      ----------      ----------
NET ASSETS:
Investment Class shares ..................  $117,623,970       $24,895,011      $5,372,424      $7,635,244
                                            ============       ===========      ==========      ==========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+
Institutional Class shares ...............  $ 82,568,323       $ 3,575,555      $  138,464      $  178,400
                                            ============       ===========      ==========      ==========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+
Qualified Class shares ...................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+
Horace Mann Class shares .................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+

SHARES OUTSTANDING:
Investment Class shares ..................     5,315,904         2,418,247         529,264         737,469
                                            ============       ===========      ==========      ==========
Institutional Class shares ...............     3,616,459           347,534          13,164          17,075
                                            ============       ===========      ==========      ==========
Qualified Class shares ...................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========
Horace Mann Class shares .................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................  $      22.13       $     10.29      $    10.15      $    10.35
                                            ============       ===========      ==========      ==========
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................  $      22.83       $     10.29      $    10.52      $    10.45
                                            ============       ===========      ==========      ==========
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========



                                                                  WILSHIRE
                                                WILSHIRE          LARGE CAP
                                                  5000               CORE
                                                INDEX(SM)           130/30
                                                  FUND               FUND
                                              ------------       -----------
NET ASSETS:
Investment Class shares ..................    $109,753,109       $29,395,666
                                              ============       ===========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+
Institutional Class shares ...............    $ 56,068,370       $17,170,793
                                              ============       ===========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+
Qualified Class shares ...................       $ 493,074               N/A
                                              ============       ===========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+
Horace Mann Class shares .................    $    961,789               N/A
                                              ============       ===========
 (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001
   per share)+

SHARES OUTSTANDING:
Investment Class shares ..................      13,834,599         4,801,897
                                              ============       ===========
Institutional Class shares ...............       7,068,086         2,789,658
                                              ============       ===========
Qualified Class shares ...................          62,238               N/A
                                              ============       ===========
Horace Mann Class shares .................         121,478               N/A
                                              ============       ===========
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................    $       7.93         $    6.12
                                              ============       ===========
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................    $       7.93         $    6.16
                                              ============       ===========
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................    $       7.92               N/A
                                              ============       ===========
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................    $       7.92               N/A
                                              ============       ===========

----------------
+ For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

                       See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                              LARGE               LARGE           SMALL           SMALL
                                              COMPANY            COMPANY         COMPANY         COMPANY
                                              GROWTH              VALUE           GROWTH          VALUE
                                             PORTFOLIO          PORTFOLIO        PORTFOLIO      PORTFOLIO
                                            ------------       -----------      ----------      ----------
INVESTMENT INCOME:
Dividends ................................  $  1,416,968       $   349,363      $   15,645      $   76,725
Interest .................................            --                --              --              --
Foreign taxes withheld ...................       (16,820)             (465)            (51)            (19)
                                            ------------       -----------      ----------      ----------
  Total Income ...........................  $  1,400,148       $   348,898      $   15,594      $   76,706
                                            ------------       -----------      ----------      ----------
EXPENSES
Investment advisory fee (Note 3) .........       714,415            97,149          13,337          21,213
Distribution (12b-1) fees (Note 4)
 Investment Class ........................       140,580            28,146           6,125           8,969
 Qualified Class .........................           N/A               N/A             N/A             N/A
 Horace Mann Class .......................           N/A               N/A             N/A             N/A
Service fees (Note 4)
 Investment Class ........................        83,426             4,043           2,793           3,914
 Institutional Class .....................         8,390             2,618              19             181
 Qualified Class .........................           N/A               N/A             N/A             N/A
Administration and Accounting fees
  (Note 3) ...............................        63,318             8,646           1,628           2,428
Directors' fees and expenses (Note 3) ....        24,090             3,238             633             953
Chief compliance officer fees ............        (3,604)             (420)              8             (86)
Transfer agent fees (Note 3) .............        68,138             7,406           2,912           4,498
Professional fees ........................        65,820            11,979           1,775           2,700
Printing fees ............................        57,244             7,921             478           2,247
Registration and filing fees .............        17,912            12,515          10,938          12,205
Custodian fees (Note 3) ..................        15,470             9,282           7,168           5,675
Short stock rebates (Note 2) .............            --                --              --              --
Dividend expense on securities sold short             --                --              --              --
Interest expense .........................            --                --              --              --
Other ....................................        24,543             4,544           5,286           4,925
                                            ------------       -----------      ----------      ----------
Total Expenses ...........................     1,279,742           197,067          53,100          69,822
Fees waived and reimbursed by investment
 adviser (Note 3) ........................            --                --         (15,557)        (14,453)
                                            ------------       -----------      ----------      ----------
  Net expenses ...........................     1,279,742           197,067          37,543          55,369
                                            ------------       -----------      ----------      ----------
Net Investment Income/(Loss) .............       120,406           151,831         (21,949)         21,337
                                            ------------       -----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS AND SHORT SALES
 (Notes 2 and 7)
Net realized gain/(loss) from:
  Investments ............................   (22,353,858)       (5,178,260)       (998,759)       (994,414)
  Short sales ............................            --                --              --              --
Net change in unrealized appreciation/
 (depreciation) on:
  Investments ............................    39,901,148         5,080,213       1,260,420         462,432
  Short sales ............................            --                --              --              --
                                            ------------       -----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS AND SHORT SALES ..........    17,547,290           (98,047)        261,661        (531,982)
                                            ------------       -----------      ----------      ----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...............  $ 17,667,696       $    53,784      $  239,712      $ (510,645)
                                            ============       ===========      ==========      ==========



                                                                  WILSHIRE
                                               WILSHIRE           LARGE CAP
                                                 5000               CORE
                                               INDEX(SM)           130/30
                                                  FUND              FUND
                                              ------------       -----------
INVESTMENT INCOME:
Dividends ................................    $  1,730,633       $   596,983
Interest .................................              --                --
Foreign taxes withheld ...................            (280)              (11)
                                              ------------       -----------
  Total Income ...........................    $  1,730,353       $   596,972
                                              ------------       -----------
EXPENSES
Investment advisory fee (Note 3) .........          71,838           233,146
Distribution (12b-1) fees (Note 4)
 Investment Class ........................         113,736            36,411
 Qualified Class .........................             538               N/A
 Horace Mann Class .......................           1,551               N/A
Service fees (Note 4)
 Investment Class ........................          42,456            12,729
 Institutional Class .....................          35,382             6,535
 Qualified Class .........................             328               N/A
Administration and Accounting fees
  (Note 3) ...............................          48,253            16,108
Directors' fees and expenses (Note 3) ....          18,014             6,136
Chief compliance officer fees ............          (2,845)              549
Transfer agent fees (Note 3) .............          44,509             7,416
Professional fees ........................          47,184            29,550
Printing fees ............................          29,983            14,711
Registration and filing fees .............          24,631            13,161
Custodian fees (Note 3) ..................          27,041            15,521
Short stock rebates (Note 2) .............              --            32,940
Dividend expense on securities sold short               --             4,831
Interest expense .........................              --                13
Other ....................................          30,408             9,998
                                              ------------       -----------
Total Expenses ...........................         533,007           439,755
Fees waived and reimbursed by investment
 adviser (Note 3) ........................              --           (74,300)
                                              ------------       -----------
  Net expenses ...........................         533,007           365,455
                                              ------------       -----------
Net Investment Income/(Loss) .............       1,197,346           231,517
                                              ------------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS AND SHORT SALES
 (Notes 2 and 7)
Net realized gain/(loss) from:
  Investments ............................     (14,379,702)       (8,830,102)
  Short sales ............................              --           420,905
Net change in unrealized appreciation/
 (depreciation) on:
  Investments ............................      18,221,860         6,536,072
  Short sales ............................              --        (1,160,530)
                                              ------------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS AND SHORT SALES ..........       3,842,158        (3,033,655)
                                              ------------       -----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...............    $  5,039,504       $(2,802,138)
                                              ============       ===========

                       See Notes to Financial Statements.
                                       47

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


                                                LARGE             LARGE           SMALL            SMALL
                                               COMPANY           COMPANY         COMPANY          COMPANY
                                               GROWTH             VALUE           GROWTH           VALUE
                                              PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
                                            ------------       -----------      ----------      ----------
Operations:
Net investment income/(loss) .............  $    120,406       $   151,831      $  (21,949)     $   21,337
Net realized loss on investments
 and short sales .........................   (22,353,858)       (5,178,260)       (998,759)       (994,414)
Net change in unrealized appreciation
 on investments and short sales ..........    39,901,148         5,080,213       1,260,421         462,432
                                            ------------       -----------      ----------      ----------
Net increase/(decrease) in net assets
 resulting from operations ...............    17,667,696            53,784         239,712        (510,645)
                                            ------------       -----------      ----------      ----------
Distributions to Shareholders From:
Net investment income:
  Investment Class shares ................            --                --              --              --
  Institutional Class shares .............            --                --              --              --
  Qualified Class shares .................           N/A               N/A             N/A             N/A
  Horace Mann Class shares ...............           N/A               N/A             N/A             N/A
Net realized capital gains: ..............
  Investment Class shares ................            --                --              --              --
  Institutional Class shares .............            --                --              --              --
                                            ------------       -----------      ----------      ----------
Total distributions to shareholders ......            --                --              --              --
                                            ------------       -----------      ----------      ----------
Capital Stock Transactions (Dollars):
Investment Class shares:
  Shares sold ............................     4,437,004         1,298,254         129,721         521,883
  Shares issued as reinvestment of
    distributions ........................            --                --              --              --
  Shares redeemed ........................   (16,004,660)       (1,635,259)       (265,547)       (643,075)
                                            ------------       -----------      ----------      ----------
Total Investment Class shares ............   (11,567,656)         (337,005)       (135,826)       (121,192)
                                            ------------       -----------      ----------      ----------
Institutional Class shares:
  Shares sold ............................     6,670,317         1,800,601              --              --
  Shares issued as reinvestment of
    distributions ........................            --                --              --              --
  Shares redeemed ........................   (12,940,865)       (2,574,086)        (20,222)       (206,316)
                                            ------------       -----------      ----------      ----------
Total Institutional Class shares .........    (6,270,548)         (773,485)        (20,222)       (206,316)
                                            ------------       -----------      ----------      ----------
Qualified Class shares:
  Shares sold ............................           N/A               N/A             N/A             N/A
  Shares issued as reinvestment of
    distributions ........................           N/A               N/A             N/A             N/A
  Shares redeemed ........................           N/A               N/A             N/A             N/A
                                            ------------       -----------      ----------      ----------
Total Qualified Class shares .............           N/A               N/A             N/A             N/A
                                            ------------       -----------      ----------      ----------
Horace Mann Class shares:
  Shares sold ............................           N/A               N/A             N/A             N/A
  Shares issued as reinvestment of
    distributions ........................           N/A               N/A             N/A             N/A
  Shares redeemed ........................           N/A               N/A             N/A             N/A
                                            ------------       -----------      ----------      ----------
Total Horace Mann Class shares ...........           N/A               N/A             N/A             N/A
                                            ------------       -----------      ----------      ----------
Net increase/(decrease) in net assets
 from Capital Stock transactions .........   (17,838,204)       (1,110,490)       (156,048)       (327,508)
                                            ------------       -----------      ----------      ----------
Net increase/(decrease) in net assets ....      (170,508)       (1,056,706)         83,664        (838,153)
                                            ------------       -----------      ----------      ----------



                                                                   WILSHIRE
                                                WILSHIRE           LARGE CAP
                                                  5000               CORE
                                                INDEX(SM)           130/30
                                                  FUND               FUND
                                              ------------      ------------
Operations:
Net investment income/(loss) .............    $  1,197,346      $    231,517
Net realized loss on investments
 and short sales .........................     (14,379,702)       (8,409,197)
Net change in unrealized appreciation
 on investments and short sales ..........      18,221,860         5,375,542
                                              ------------      ------------
Net increase/(decrease) in net assets
 resulting from operations ...............       5,039,504        (2,802,138)
                                              ------------      ------------
Distributions to Shareholders From:
Net investment income:
  Investment Class shares ................              --                --
  Institutional Class shares .............              --                --
  Qualified Class shares .................              --               N/A
  Horace Mann Class shares ...............              --               N/A
Net realized capital gains: ..............
  Investment Class shares ................              --                --
  Institutional Class shares .............              --                --
                                              ------------      ------------
Total distributions to shareholders ......              --                --
                                              ------------      ------------
Capital Stock Transactions (Dollars):
Investment Class shares:
  Shares sold ............................      34,481,949           125,380
  Shares issued as reinvestment of
    distributions ........................              --                --
  Shares redeemed ........................     (25,882,881)       (6,003,928)
                                              ------------      ------------
Total Investment Class shares ............       8,599,068        (5,878,548)
                                              ------------      ------------
Institutional Class shares:
  Shares sold ............................       6,753,203         5,674,204
  Shares issued as reinvestment of
    distributions ........................              --                --
  Shares redeemed ........................      (7,643,044)      (11,399,955)
                                              ------------      ------------
Total Institutional Class shares .........        (889,841)       (5,725,751)
                                              ------------      ------------
Qualified Class shares:
  Shares sold ............................          53,558               N/A
  Shares issued as reinvestment of
    distributions ........................              --               N/A
  Shares redeemed ........................         (10,599)              N/A
                                              ------------      ------------
Total Qualified Class shares .............          42,959               N/A
                                              ------------      ------------
Horace Mann Class shares:
  Shares sold ............................          24,000               N/A
  Shares issued as reinvestment of
    distributions ........................              --               N/A
  Shares redeemed ........................         (42,619)              N/A
                                              ------------      ------------
Total Horace Mann Class shares ...........         (18,619)              N/A
                                              ------------      ------------
Net increase/(decrease) in net assets
 from Capital Stock transactions .........       7,733,567       (11,604,299)
                                              ------------      ------------
Net increase/(decrease) in net assets ....      12,773,071       (14,406,437)
                                              ------------      ------------

                       See Notes to Financial Statements
                                       48

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                               LARGE             LARGE            SMALL           SMALL
                                              COMPANY           COMPANY          COMPANY         COMPANY
                                              GROWTH             VALUE           GROWTH           VALUE
                                            PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                            ------------       -----------      ----------      ----------
NET ASSETS:
Beginning of period ......................  $200,362,801       $29,527,272      $5,427,224      $8,651,797
                                            ------------       -----------      ----------      ----------
End of period ............................  $200,192,293       $28,470,566      $5,510,888      $7,813,644
                                            ============       ===========      ==========      ==========
Undistributed net investment income/
 (accumulated net investment loss)
 at end of period ........................  $    120,406       $   152,818      $  (21,949)     $   48,599
                                            ============       ===========      ==========      ==========
Capital Share Transactions:
Investment Class shares:
  Shares sold ............................       219,616           142,175          14,314          54,096
  Shares issued as reinvestment
    of distributions .....................            --                --              --              --
  Shares redeemed ........................      (802,257)         (197,333)        (28,861)        (68,063)
                                            ------------       -----------      ----------      ----------
Net increase/(decrease) in Investment
 Class shares outstanding ................      (582,641)          (55,158)        (14,547)        (13,967)
                                            ============       ===========      ==========      ==========
Institutional Class shares:
  Shares sold ............................       320,088           187,647              --              --
  Shares issued as reinvestment
    of distributions .....................            --                --              --              --
  Shares redeemed ........................      (645,003)         (313,311)         (2,222)        (22,969)
                                            ------------       -----------      ----------      ----------
Net decrease in Institutional Class
 shares outstanding ......................      (324,915)         (125,664)         (2,222)        (22,969)
                                            ============       ===========      ==========      ==========
Qualified Class shares:
  Shares sold ............................           N/A               N/A             N/A             N/A
  Shares issued as reinvestment
    of distributions .....................           N/A               N/A             N/A             N/A
  Shares redeemed ........................           N/A               N/A             N/A             N/A
                                            ------------       -----------      ----------      ----------
Net increase in Qualified Class
 shares outstanding ......................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========
Horace Mann Class shares:
  Shares sold ............................           N/A               N/A             N/A             N/A
  Shares issued as reinvestment
    of distributions .....................           N/A               N/A             N/A             N/A
  Shares redeemed ........................           N/A               N/A             N/A             N/A
                                            ------------       -----------      ----------      ----------
Net decrease in Horace Mann Class
 shares outstanding ......................           N/A               N/A             N/A             N/A
                                            ============       ===========      ==========      ==========



                                                                 WILSHIRE
                                               WILSHIRE          LARGE CAP
                                            5000 INDEX(SM)      CORE 130/30
                                                FUND               FUND
                                             ------------       -----------
NET ASSETS:
Beginning of period ......................   $154,503,271       $60,972,896
                                             ------------       -----------
End of period ............................   $167,276,342       $46,566,459
                                             ============       ===========
Undistributed net investment income/
 (accumulated net investment loss)
 at end of period ........................   $  1,499,720       $   294,349
                                             ============       ===========
Capital Share Transactions:
Investment Class shares:
  Shares sold ............................      4,675,685            20,841
  Shares issued as reinvestment
    of distributions .....................             --            --
  Shares redeemed ........................     (3,616,427)       (1,057,813)
                                             ------------       -----------
Net increase/(decrease) in Investment
 Class shares outstanding ................      1,059,258        (1,036,972)
                                             ============       ===========
Institutional Class shares:
  Shares sold ............................        981,408           946,561
  Shares issued as reinvestment
    of distributions .....................             --                --
  Shares redeemed ........................     (1,100,298)       (2,094,129)
                                             ------------       -----------
Net decrease in Institutional Class
 shares outstanding ......................       (118,890)       (1,147,568)
                                             ============       ===========
Qualified Class shares:
  Shares sold ............................          7,570               N/A
  Shares issued as reinvestment
    of distributions .....................             --               N/A
  Shares redeemed ........................         (1,486)              N/A
                                             ------------       -----------
Net increase in Qualified Class
 shares outstanding ......................          6,084               N/A
                                             ============       ===========
Horace Mann Class shares:
  Shares sold ............................          3,348               N/A
  Shares issued as reinvestment
    of distributions .....................             --               N/A
  Shares redeemed ........................         (6,212)              N/A
                                             ------------       -----------
Net decrease in Horace Mann Class
 shares outstanding ......................         (2,864)             N/A
                                             ============       ===========


                       See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                               LARGE              LARGE           SMALL           SMALL
                                               COMPANY           COMPANY         COMPANY         COMPANY
                                               GROWTH             VALUE          GROWTH           VALUE
                                             PORTFOLIO          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            -------------      -----------      ----------      ----------
Operations:
Net investment income/(loss) .............  $    (597,343)     $   547,825      $  (89,302)     $  122,751
                                            -------------      -----------      ----------      ----------
Net realized loss on investments
 and short sales .........................    (31,996,345)     (12,668,012)     (2,547,382)     (3,967,970)
Net change in unrealized depreciation on
 investments and short sales .............   (139,455,725)     (10,785,786)     (2,928,141)     (2,866,749)
                                            -------------      -----------      ----------      ----------
Net decrease in net assets resulting
 from operations .........................   (172,049,413)     (22,905,973)     (5,564,825)     (6,711,968)
                                            -------------      -----------      ----------      ----------
Distributions to Shareholders From:
Net investment income:
  Investment Class shares ................             --         (515,500)             --        (102,537)
  Institutional Class shares .............             --          (41,978)             --          (7,772)
  Qualified Class shares .................            N/A              N/A             N/A             N/A
  Horace Mann Class shares ...............            N/A              N/A             N/A             N/A
Net realized capital gains:
  Investment Class shares ................     (2,369,131)          (1,036)       (297,496)         (1,756)
  Institutional Class shares .............     (1,539,607)             (77)         (8,379)            (93)
                                            -------------      -----------      ----------      ----------
Total distributions to shareholders ......     (3,908,738)        (558,591)       (305,875)       (112,158)
                                            -------------      -----------      ----------      ----------
Capital Stock Transactions (Dollars):
Investment Class shares:
  Shares sold ............................     22,629,655        7,597,387       1,860,125       7,131,640
  Shares issued as reinvestment
     of distributions ....................      2,333,455          515,040         293,495         102,125
  Shares redeemed ........................   (108,280,970)     (19,615,682)     (9,841,372)    (14,643,287)
                                            -------------      -----------      ----------      ----------
Total Investment Class shares ............    (83,317,860)     (11,503,255)     (7,687,752)     (7,409,522)
                                            -------------      -----------      ----------      ----------
Institutional Class shares:
  Shares sold ............................     29,394,027        3,815,890          16,912         917,960
  Shares issued as reinvestment
    of distributions .....................        930,367           33,315           7,792           7,737
  Shares redeemed ........................    (51,998,803)      (5,137,589)        (39,073)     (5,321,680)
                                            -------------      -----------      ----------      ----------
Total Institutional Class shares .........    (21,674,409)      (1,288,384)        (14,369)     (4,395,983)
                                            -------------      -----------      ----------      ----------
Qualified Class shares:
  Shares sold ............................            N/A              N/A             N/A             N/A
  Shares issued as reinvestment
   of distributions ......................            N/A              N/A             N/A             N/A
  Shares redeemed ........................            N/A              N/A             N/A             N/A
                                            -------------      -----------      ----------      ----------
Total Qualified Class shares .............            N/A              N/A             N/A             N/A
                                            -------------      -----------      ----------      ----------
Horace Mann Class shares:
  Shares sold ............................            N/A              N/A             N/A             N/A
  Shares issued as reinvestment
   of distributions ......................            N/A              N/A             N/A             N/A
  Shares redeemed ........................            N/A              N/A             N/A             N/A
                                            -------------      -----------      ----------      ----------
Total Horace Mann Class shares ...........            N/A              N/A             N/A             N/A
                                            -------------      -----------      ----------      ----------
Net increase/(decrease) in net assets from
 Capital Stock transactions ..............   (104,992,269)     (12,791,639)     (7,702,121)    (11,805,505)
                                            -------------      -----------      ----------      ----------
Net increase/(decrease) in net assets ....   (280,950,420)     (36,256,203)    (13,572,821)    (18,629,631)
                                            -------------      -----------      ----------      ----------



                                                                   WILSHIRE
                                                 WILSHIRE          LARGE CAP
                                              5000 INDEX(SM)      CORE 130/30
                                                   FUND              FUND
                                              --------------      -----------
Operations:
Net investment income/(loss) .............     $  3,282,992       $    86,431
                                               ------------       -----------
Net realized loss on investments
 and short sales .........................      (24,772,375)       (7,370,528)
Net change in unrealized depreciation on
 investments and short sales .............      (72,312,417        (2,348,876)
                                               ------------       -----------
Net decrease in net assets resulting
 from operations .........................      (93,801,800)       (9,632,973)
                                               ------------       -----------
Distributions to Shareholders From:
Net investment income:
  Investment Class shares ................       (1,803,750)          (70,753)
  Institutional Class shares .............       (1,173,679)          (39,319)
  Qualified Class shares .................           (7,559)              N/A
  Horace Mann Class shares ...............          (15,141)              N/A
Net realized capital gains:
  Investment Class shares ................               --                --
  Institutional Class shares .............               --                --
                                               ------------       -----------
Total distributions to shareholders ......       (3,000,129)         (110,072)
                                               ------------       -----------
Capital Stock Transactions (Dollars):
Investment Class shares:
  Shares sold ............................       68,932,213        35,853,409
  Shares issued as reinvestment
     of distributions ....................        1,538,912            68,985
  Shares redeemed ........................      (61,150,61         (5,219,679)
                                               ------------       -----------
Total Investment Class shares ............        9,320,507        30,702,715
                                               ------------       -----------
Institutional Class shares:
  Shares sold ............................        6,136,012        34,968,875
  Shares issued as reinvestment
    of distributions .....................        1,165,726            39,027
  Shares redeemed ........................      (24,359,675)      (15,061,495)
                                               ------------       -----------
Total Institutional Class shares .........      (17,057,937)       19,946,407
                                               ------------       -----------
Qualified Class shares:
  Shares sold ............................           93,085               N/A
  Shares issued as reinvestment
   of distributions ......................            7,558               N/A
  Shares redeemed ........................          (24,512)              N/A
                                               ------------       -----------
Total Qualified Class shares .............           76,131               N/A
                                               ------------       -----------
Horace Mann Class shares:
  Shares sold ............................           60,544               N/A
  Shares issued as reinvestment
   of distributions ......................           15,141               N/A
  Shares redeemed ........................         (120,901)              N/A
                                               ------------       -----------
Total Horace Mann Class shares ...........          (45,216)              N/A
                                               ------------       -----------
Net increase/(decrease) in net assets from
 Capital Stock transactions ..............       (7,706,515)       50,649,122
                                               ------------       -----------
Net increase/(decrease) in net assets ....     (104,508,444)       40,906,077
                                               ------------       -----------


                       See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                 LARGE            LARGE           SMALL           SMALL
                                                COMPANY          COMPANY          COMPANY        COMPANY
                                                GROWTH            VALUE           GROWTH          VALUE
                                              PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
                                             ------------      -----------      -----------    -----------
NET ASSETS:
Beginning of year ........................   $481,313,221      $65,783,475      $19,000,045    $27,281,428
                                             ============      ===========      ===========    ===========
End of year ..............................   $200,362,801      $29,527,272      $ 5,427,224    $ 8,651,797
                                             ============      ===========      ===========    ===========
Undistributed net investment income
 at end of period. .......................   $         --      $       987      $        --    $    27,262
                                             ============      ===========      ===========    ===========
Capital Share Transactions:
Investment Class shares:
  Shares sold ............................        757,688          550,618          126,702        492,316
  Shares issued as reinvestment
    of distributions .....................        120,904           53,929           32,208         10,049
  Shares redeemed ........................     (3,815,998)      (1,405,009)        (718,847)    (1,062,361)
                                             ------------      -----------      -----------    -----------
Net increase/(decrease) in Investment
 Class shares outstanding ................     (2,937,406)        (800,462)        (559,937)      (559,996)
                                             ============      ===========      ===========    ===========
Institutional Class shares:
  Shares sold ............................      1,045,798          352,538            1,089         66,593
  Shares issued as reinvestment
    of distributions .....................         46,799            3,492              828            755
  Shares redeemed ........................     (1,813,137)        (367,208)          (3,568)      (367,536)
                                             ------------      -----------      -----------    -----------
Net increase/(decrease) in
 Institutional Class
 shares outstanding ......................       (720,540)         (11,178)          (1,651)      (300,188)
                                             ============      ===========      ===========    ===========
Qualified Class shares:
  Shares sold ............................            N/A              N/A              N/A            N/A
  Shares issued as reinvestment
    of distributions .....................            N/A              N/A              N/A            N/A
  Shares redeemed ........................            N/A              N/A              N/A            N/A
                                             ------------      -----------      -----------    -----------
Net increase in Qualified Class shares
 outstanding .............................            N/A              N/A              N/A            N/A
                                             ============      ===========      ===========    ===========
Horace Mann Class shares:
  Shares sold ............................            N/A              N/A              N/A            N/A
  Shares issued as reinvestment
    of distributions .....................            N/A              N/A              N/A            N/A
  Shares redeemed ........................            N/A              N/A              N/A            N/A
                                             ------------      -----------      -----------    -----------
Net decrease in Horace Mann Class shares
 outstanding .............................            N/A              N/A              N/A            N/A
                                             ============      ===========      ===========    ===========



                                                                   WILSHIRE
                                                WILSHIRE          LARGE CAP
                                             5000 INDEX(SM)      CORE 130/30
                                                  FUND               FUND
                                             --------------      -----------
NET ASSETS:
Beginning of year ........................    $259,011,715       $20,066,819
                                              ============       ===========
End of year ..............................    $154,503,271       $60,972,896
                                              ============       ===========
Undistributed net investment income
 at end of period. .......................    $    302,374       $    62,832
                                              ============       ===========
Capital Share Transactions:
Investment Class shares:
  Shares sold ............................       8,004,845         5,702,402
  Shares issued as reinvestment
    of distributions .....................         209,091            11,497
  Shares redeemed ........................      (6,961,111)         (585,989)
                                              ------------       -----------
Net increase/(decrease) in Investment
 Class shares outstanding ................       1,252,825         5,127,910
                                              ============       ===========
Institutional Class shares:
  Shares sold ............................         599,792         4,622,923
  Shares issued as reinvestment
    of distributions .....................         158,602             6,472
  Shares redeemed ........................      (2,732,627)       (1,963,730)
                                              ------------       -----------
Net increase/(decrease) in
 Institutional Class
 shares outstanding ......................      (1,974,233)        2,665,665
                                              ============       ===========
Qualified Class shares:
  Shares sold ............................           8,517               N/A
  Shares issued as reinvestment
    of distributions .....................           1,028               N/A
  Shares redeemed ........................          (2,288)              N/A
                                              ------------       -----------
Net increase in Qualified Class shares
 outstanding .............................           7,257               N/A
                                              ============       ===========
Horace Mann Class shares:
  Shares sold ............................           6,079               N/A
  Shares issued as reinvestment
    of distributions .....................           2,063               N/A
  Shares redeemed ........................         (12,458)              N/A
                                              ------------       -----------
Net decrease in Horace Mann Class shares
 outstanding .............................          (4,316)              N/A
                                              ============       ===========

                       See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                        WILSHIRE
                                                                                        LARGE CAP
                                                                                       CORE 130/30
                                                                                          FUND
                                                                                       ------------
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net decrease in net assets from operations ........................................    $ (2,802,138)
Adjustment to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities .................................................     (55,146,086)
Proceeds from disposition of investment securities ................................      59,097,788
Purchases to cover securities sold short ..........................................     (19,894,961)
Proceeds from securities sold short ...............................................      18,855,847
Increase in investment securities sold receivable .................................        (673,056)
Increase in dividends and interest receivable .....................................         (22,479)
Decrease in reimbursement due from Advisor ........................................          21,280
Decrease in prepaid expenses and other assets .....................................             136
Increase in dividend expense on short positions ...................................           1,087
Increase in payable for investment securities purchased ...........................         992,174
Increase in investment advisory fees payable ......................................          36,820
Increase in distribution fees payable .............................................           8,420
Increase in administration fees payable ...........................................           8,525
Increase in chief compliance officer fees payable .................................             219
Increase in directors fees and expenses payable ...................................           2,062
Increase in custodian fees payable ................................................           9,710
Decrease in other accrued expenses and other payables .............................          (3,413)
Change in unrealized appreciation on investments and securities sold short ........      (5,375,542)
Realized loss on investments ......................................................       8,409,197
                                                                                       ------------
 Net cash provided by operating activities ........................................       3,525,590
                                                                                       ------------
Cash Flows From Financing Activities:
Proceeds from shares sold .........................................................      16,436,067
Payment on shares redeemed ........................................................     (19,856,918)
                                                                                       ------------
Net cash flows used in financing activities .......................................      (3,420,851)
                                                                                       ------------
Net increase in cash ..............................................................         104,739
Cash at beginning of period .......................................................         251,717
                                                                                       ------------
Cash at end of period .............................................................    $    356,456
                                                                                       ============
Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consists of interest paid of $4,844.

                       See Notes to Financial Statements.
                                       52

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     INVESTMENT CLASS SHARES
                                 -------------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED              YEAR            YEAR             YEAR             YEAR             YEAR
                                 06/30/2009            ENDED           ENDED            ENDED            ENDED            ENDED
                                 (UNAUDITED)        12/31/2008       12/31/2007       12/31/2006       12/31/2005       12/31/2004
                                 -----------        ----------       ----------       ----------       ----------       ----------
Net asset value, beginning
 of period .....................   $  20.12          $  35.34         $  36.20         $  34.49         $  31.80        $   29.83
                                   --------          --------         --------         --------         --------        ---------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1)        0.00             (0.09)           (0.13)           (0.06)           (0.12)            0.04
Net realized and unrealized
 gain/(loss) on investments ....       2.01            (14.73)            6.18             1.77             2.81             1.96
                                   --------          --------         --------         --------         --------        ---------
Total from investment
 operations ....................       2.01            (14.82)            6.05             1.71             2.69             2.00
                                   --------          --------         --------         --------         --------        ---------
LESS DISTRIBUTIONS:
From net investment income .....       0.00              0.00             0.00             0.00             0.00            (0.03)
From capital gains .............       0.00             (0.40)           (6.91)            0.00             0.00             0.00
                                   --------          --------         --------         --------         --------        ---------
Total distibutions .............       0.00             (0.40)           (6.91)            0.00             0.00            (0.03)
                                   --------          --------         --------         --------         --------        ---------
Net asset value, end of period .   $  22.13          $  20.12         $  35.34         $  36.20         $  34.49        $   31.80
                                   ========          ========         ========         ========         ========        =========
Total return ...................       9.99%           (41.88)%          16.33%            4.96%            8.46%            6.70%
                                   --------          --------         --------         --------         --------        ---------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ....................   $117,624          $118,683         $312,297         $379,226         $411,660         $410,332
Operating expenses excluding
 custody earnings credit .......       1.50%             1.43%            1.41%            1.34%            1.39%            1.44%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ......       1.50%             1.43%            1.41%            1.34%            1.38%            1.43%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ......       1.50%             1.43%            1.41%            1.34%            1.39%            1.44%
Net investment income/(loss) ...      (0.03)%           (0.31)%          (0.32)%          (0.18)%          (0.37)%           0.11%
Portfolio turnover rate ........         42%              178%             129%              62%              58%             121%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.
                                       53

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 INSTITUTIONAL CLASS SHARES
                                 ----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED           YEAR              YEAR            YEAR             YEAR             YEAR
                                 06/30/2009         ENDED             ENDED           ENDED            ENDED            ENDED
                                 (UNAUDITED)      12/31/2008        12/31/2007      12/31/2006      12/31/2005       12/31/2004
                                 -----------      ----------        ----------      ----------      ----------       ----------
Net asset value, beginning
 of period .....................   $  20.72         $ 36.25          $  36.84        $  34.97        $  32.13         $  30.13
                                   --------         -------          --------        --------        --------         --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) .......       0.04            0.02              0.03            0.07            0.00(2)          0.13
Net realized and unrealized
 gain/(loss) on investments ....       2.07          (15.15)             6.29            1.80            2.84             2.01
                                   --------         -------          --------        --------        --------         --------
Total from investment
 operations ....................       2.11          (15.13)             6.32            1.87            2.84             2.14
                                   --------         -------          --------        --------        --------         --------
LESS DISTRIBUTIONS:
From net investment income .....       0.00            0.00              0.00            0.00            0.00            (0.14)
From capital gains .............       0.00           (0.40)            (6.91)           0.00            0.00             0.00
                                   --------         -------          --------        --------        --------         --------
Total distibutions .............       0.00           (0.40)            (6.91)           0.00            0.00            (0.14)
                                   --------         -------          --------        --------        --------         --------
Net asset value, end
 of period .....................   $  22.83         $ 20.72          $  36.25         $ 36.84         $ 34.97         $  32.13
                                   ========         =======          ========        ========        ========         ========
Total return ...................      10.18%         (41.70)%           16.80%           5.35%           8.84%            7.10%
                                   ========         =======          ========        ========        ========         ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ....................   $ 82,568         $81,680          $169,017        $225,390        $212,501         $182,467
Operating expenses excluding
 custody earnings credit .......       1.12%           1.06%             1.02%           0.98%           1.01%            1.10%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ......       1.12%           1.06%             1.02%           0.98%           1.01%            1.09%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ......       1.12%           1.06%             1.02%           0.98%           1.01%            1.10%
Net investment income/(loss) ...       0.35%           0.07%             0.08%           0.19%           0.00%(3)         0.45%
Portfolio turnover rate ........         42%            178%              129%             62%             58%             121%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.
(3) Amount represents less than 0.01%.


                       See Notes to Financial Statements.
                                       54

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     INVESTMENT CLASS SHARES
                                 -----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED            YEAR             YEAR            YEAR            YEAR             YEAR
                                  06/30/2009          ENDED            ENDED           ENDED           ENDED            ENDED
                                  (UNAUDITED)       12/31/2008       12/31/2007      12/31/2006      12/31/2005       12/31/2004
                                 -----------        ----------       ----------      ----------      ----------       ----------
Net asset value, beginning
 of period ......................   $ 10.02          $ 17.51          $ 22.99         $ 21.17         $ 21.92          $ 20.52
                                    -------          -------          -------         -------         -------          -------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ........      0.05             0.17             0.20            0.20            0.14             0.14
Net realized and unrealized
 gain/(loss) on investments .....      0.22            (7.45)           (0.58)           3.71            1.82             2.59
                                    -------          -------          -------         -------         -------          -------
Total from investment
 operations .....................      0.27            (7.28)           (0.38)           3.91            1.96             2.73
                                    -------          -------          -------         -------         -------          -------
LESS DISTRIBUTIONS:
From net investment income ......      0.00            (0.21)           (0.23)          (0.19)          (0.14)           (0.39)
Tax return of capital ...........      0.00             0.00            (0.00)(2)        0.00           (0.10)            0.00
From capital gains ..............      0.00             0.00(2)         (4.87)          (1.90)          (2.47)           (0.94)
                                    -------          -------          -------         -------         -------          -------
Total distibutions ..............      0.00            (0.21)           (5.10)          (2.09)          (2.71)           (1.33)
                                    -------          -------          -------         -------         -------          -------
Net asset value, end
 of period ......................   $ 10.29          $ 10.02          $ 17.51         $ 22.99         $ 21.17          $ 21.92
                                    =======          =======          =======         =======         =======          =======
Total return ....................      2.69%          (41.55)%          (2.00)%         18.49%           8.90%           13.28%
                                    =======          =======          =======         =======         =======          =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) .....................   $24,895          $24,791          $57,314         $76,481         $56,245          $49,749
Operating expenses excluding
 custody earnings credit ........      1.54%            1.49%            1.42%           1.39%           1.50%            1.65%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits .......      1.54%            1.49%            1.42%           1.39%           1.49%            1.65%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits .......      1.54%            1.49%            1.42%           1.39%           1.50%            1.65%
Net investment income/(loss) ....      1.14%            1.22%            0.85%           0.87%           0.64%            0.67%
Portfolio turnover rate .........        65%             183%             120%             50%             43%              73%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       55

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED            YEAR              YEAR            YEAR             YEAR            YEAR
                                  06/30/2009          ENDED            ENDED            ENDED            ENDED           ENDED
                                  (UNAUDITED)      12/31/2008       12/31/2007       12/31/2006       12/31/2005      12/31/2004
                                  -----------      ----------       ----------       ----------       ----------      ----------
Net asset value, beginning
 of period .......................   $10.01          $17.49           $23.04          $21.19            $21.94          $ 20.55
                                     ------          ------           ------          ------            ------           ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) .........     0.06            0.20             0.27            0.27              0.20             0.21
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ...........     0.22           (7.45)           (0.64)           3.74              1.83             2.59
                                     ------          ------           ------          ------            ------           ------
Total from investment
 operations ......................     0.28           (7.25)           (0.37)           4.01              2.03             2.80
                                     ------          ------           ------          ------            ------           ------
LESS DISTRIBUTIONS:
From net investment income .......     0.00           (0.23)           (0.31)          (0.26)            (0.21)           (0.47)
Tax return of capital ............     0.00            0.00            (0.00)(2)        0.00             (0.10)            0.00
From capital gains ...............     0.00            0.00(2)         (4.87)          (1.90)            (2.47)           (0.94)
                                     ------          ------           ------          ------            ------           ------
Total distibutions ...............     0.00           (0.23)           (5.18)          (2.16)            (2.78)           (1.41)
                                     ------          ------           ------          ------            ------           ------
Net asset value, end
 of period .......................   $10.29          $10.01           $17.49          $23.04            $21.19          $ 21.94
                                     ======          ======           ======          ======            ======          =======
Total return .....................     2.80%        (41.41)%           (1.92)%         18.94%             9.18%           13.62%
                                     ======          ======           ======          ======            ======          =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ......................   $3,576          $4,736           $8,469          $7,399            $7,811          $10,059
Operating expenses excluding
 custody earnings credit .........     1.40%           1.30%            1.12%           1.08%             1.21%            1.34%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ........     1.40%           1.30%            1.12%           1.08%             1.20%            1.34%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ........     1.40%           1.30%            1.12%           1.08%             1.21%            1.34%
Net investment income/(loss) .....     1.36%           1.34%            1.15%           1.18%             0.91%            0.97%
Portfolio turnover rate ..........       65%            183%             120%             50%               43%              73%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       56

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      INVESTMENT CLASS SHARES
                                   ----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED            YEAR            YEAR             YEAR             YEAR             YEAR
                                   06/30/2009          ENDED           ENDED            ENDED            ENDED            ENDED
                                   (UNAUDITED)       12/31/2008      12/31/2007       12/31/2006      12/31/2005       12/31/2004
                                   ----------        ----------      ----------       ----------      ----------       ----------
Net asset value, beginning
 of period .......................   $ 9.70            $16.94          $ 17.46         $ 16.88          $ 17.74           $ 15.73
                                     ------            ------          -------         -------          -------           -------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1) ..    (0.04)            (0.10)           (0.09)          (0.17)           (0.17)            (0.24)
Net realized and unrealized
 gain/(loss) on investments ......     0.49             (6.56)            1.60            2.04             0.79              2.95
                                     ------            ------          -------         -------          -------           -------
Total from investment
 operations ......................     0.45             (6.66)            1.51            1.87             0.62              2.73
                                     ------            ------          -------         -------          -------           -------
LESS DISTRIBUTIONS:
From capital gains ...............     0.00             (0.58)           (2.03)          (1.29)           (1.48)            (0.70)
                                     ------            ------          -------         -------          -------           -------
Total distibutions ...............     0.00             (0.58)           (2.03)          (1.29)           (1.48)            (0.70)
                                     ------            ------          -------         -------          -------           -------
Net asset value, end of period ...   $10.15            $ 9.70           $ 16.94        $ 17.46          $ 16.88           $ 17.74
                                     ======            ======          =======         =======          =======           =======
Total return .....................     4.64%           (39.13)%           8.36%          11.12%            3.48%            17.22%
                                     ======            ======          =======         =======          =======           =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ......................   $5,372            $5,273          $18,702         $15,553          $14,913           $13,916
Operating expenses excluding
 custody earnings credit .........     1.50%             1.47%            2.06%           2.05%            1.52%             1.87%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ........     1.50%             1.47%            1.46%           1.43%            1.50%             1.87%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ........     2.44%             2.07%            2.06%           2.05%            2.36%             2.82%
Net investment income/(loss) .....    (0.88)%           (0.66)%          (1.09)%         (0.96)%          (0.97)%           (1.46)%
Portfolio turnover rate ..........       53%               87%              99%             62%              71%              106%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.
                                       57

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED            YEAR              YEAR          YEAR             YEAR             YEAR
                                  06/30/2009          ENDED             ENDED         ENDED            ENDED            ENDED
                                  (UNAUDITED)      12/31/2008        12/31/2007     12/31/2006       12/31/2005       12/31/2004
                                  -----------      ----------        ----------     ----------       ----------       ----------
Net asset value, beginning
 of period .......................   $10.03          $17.50            $17.93         $17.25           $18.04           $15.94
                                     ------          ------            ------         ------           ------           ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1) ..    (0.03)          (0.06)            (0.06)         (0.12)           (0.12)           (0.19)
Net realized and unrealized
 gain/(loss) on investments ......     0.52           (6.83)             1.66           2.09             0.81             2.99
                                     ------          ------            ------         ------           ------           ------
Total from investment
 operations ......................     0.49           (6.89)             1.60           1.97             0.69             2.80
                                     ------          ------            ------         ------           ------           ------
LESS DISTRIBUTIONS:
From capital gains ...............     0.00           (0.58)            (2.03)         (1.29)           (1.48)           (0.70)
                                     ------          ------            ------         ------           ------           ------
Total distibutions ...............     0.00           (0.58)            (2.03)         (1.29)           (1.48)           (0.70)
                                     ------          ------            ------         ------           ------           ------
Net asset value, end of period ...   $10.52          $10.03            $17.50         $17.93           $17.25           $18.04
                                     ======          ======            ======         ======           ======           ======
Total return .....................     4.89%         (39.17)%            8.58%         11.46%            3.81%           17.56%
                                     ======          ======            ======         ======           ======           ======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ......................   $  138           $ 154             $ 298          $ 196            $ 206            $ 214
Operating expenses excluding
 custody earnings credit .........     1.16%           1.24%             1.81%          1.77%            1.21%            1.55%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ........     1.16%           1.24%             1.21%          1.15%            1.19%            1.55%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ........     2.10%           1.78%             1.81%          1.77%            2.05%            2.50%
Net investment income/(loss) .....    (0.69)%         (0.39)%           (0.92)%        (0.68)%          (0.66)%          (1.14)%
Portfolio turnover rate ..........       53%             87%               99%            62%              71%             106%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.
                                       58

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       INVESTMENT CLASS SHARES
                                   ------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED              YEAR             YEAR            YEAR            YEAR             YEAR
                                   06/30/2009            ENDED            ENDED           ENDED           ENDED            ENDED
                                   (UNAUDITED)         12/31/2008       12/31/2007      12/31/2006      12/31/2005       12/31/2004
                                   -----------         ----------       ----------      ----------      ----------       ----------
Net asset value, beginning
 of period .......................   $10.93              $16.49           $ 18.77        $ 17.46          $ 21.47          $ 19.52
                                     ------              ------           -------        -------          -------          -------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1) ..     0.03                0.09              0.10           0.03            (0.07)           (0.06)
Net realized and unrealized
 gain/(loss) on investments ......    (0.61)              (5.51)            (0.70)          3.38             1.22             4.51
                                     ------              ------           -------        -------          -------          -------
Total from investment
 operations ......................    (0.58)              (5.42)            (0.60)          3.41             1.15             4.45
                                     ------              ------           -------        -------          -------          -------
LESS DISTRIBUTIONS:
From net investment income .......     0.00               (0.14)            (0.11)         (0.03)            0.00            (0.03)
From capital gains ...............     0.00                0.00(2)          (1.57)         (2.07)           (5.16)           (2.47)
                                     ------              ------           -------        -------          -------          -------
Total distibutions ...............     0.00               (0.14)            (1.68)         (2.10)           (5.16)           (2.50)
                                     ------              ------           -------        -------          -------          -------
Net asset value, end of period ...   $10.35              $10.93           $ 16.49        $ 18.77          $ 17.46          $ 21.47
                                     ======              ======           =======        =======          =======          =======
Total return .....................    (5.31)%            (32.81)%           (3.45)%        19.64%            5.41%           22.78%
                                     ======              ======           =======        =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ......................   $7,635              $8,211           $21,630        $23,639          $17,048          $36,826
Operating expenses excluding
 custody earnings credit .........     1.50%               1.34%             1.79%          1.92%            1.50%            1.48%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ........     1.50%               1.34%             1.19%          1.31%            1.48%            1.46%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ........     2.17%               1.94%             1.79%          1.92%            2.10%            2.09%
Net investment income/(loss) .....     0.57%               0.62%            (0.05)%         0.15%           (0.32)%
 (0.28)%
Portfolio turnover rate ..........       31%                 83%               68%            72%              68%             134%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.

                     See Notes to Financial Statements.
                                       59

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED            YEAR             YEAR            YEAR             YEAR            YEAR
                                  06/30/2009          ENDED            ENDED           ENDED            ENDED           ENDED
                                  (UNAUDITED)       12/31/2008       12/31/2007      12/31/2006       12/31/2005      12/31/2004
                                  -----------       ----------       ----------      ----------       ----------      ----------
Net asset value, beginning
 of period .......................   $11.02           $16.61           $18.90          $17.56           $21.50          $ 19.55
                                     ------           ------           ------          ------           ------          -------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) .........     0.03             0.12              0.17           0.09             0.00(2)          0.01
Net realized and unrealized
 gain/(loss) on investments ......    (0.60)           (5.51)            (0.72)          3.41             1.22             4.51
                                     ------           ------           ------          ------           ------          -------
Total from investment
 operations ......................    (0.57)           (5.39)            (0.55)          3.50             1.22             4.52
                                     ------           ------           ------          ------           ------          -------
LESS DISTRIBUTIONS:
From net investment income .......     0.00            (0.20)            (0.17)         (0.09)            0.00            (0.10)
From capital gains ...............     0.00             0.00(2)          (1.57)         (2.07)           (5.16)           (2.47)
                                     ------           ------           ------          ------           ------          -------
Total distibutions ...............     0.00            (0.20)            (1.74)         (2.16)           (5.16)           (2.57)
                                     ------           ------           ------          ------           ------          -------
Net asset value, end of period ...   $10.45           $11.02            $16.61         $18.90           $17.56          $ 21.50
                                     ======           ======           =======        =======          =======          =======
Total return .....................    (5.17)%         (32.37)%           (3.18)%        20.05%            5.73%           23.11%
                                     ======           ======           =======        =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ......................    $ 178            $ 441            $5,652          $1,375           $1,231         $ 3,961
Operating expenses excluding
 custody earnings credit .........     1.29%            1.00%             1.51%          1.62%            1.17%            1.17%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ........     1.29%            1.00%             0.91%          1.02%            1.16%            1.15%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ........     1.96%            1.61%             1.51%          1.62%            1.78%            1.78%
Net investment income/(loss) .....     0.69%            0.82%             0.30%          0.44%           (0.01)%           0.03%
Portfolio turnover rate ..........       31%              83%               68%            72%              68%             134%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Amount is less than $0.01 per share.


                       See Notes to Financial Statements.
                                       60

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     INVESTMENT CLASS SHARES
                                 ------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED              YEAR             YEAR            YEAR             YEAR             YEAR
                                 06/30/2009            ENDED            ENDED           ENDED            ENDED            ENDED
                                 (UNAUDITED)        12/31/2008       12/31/2007      12/31/2006       12/31/2005       12/31/2004
                                 -----------        ----------       ----------      ----------       ----------       ----------
Net asset value, beginning
 of period ...................      $ 7.67            $ 12.42         $  12.02         $ 10.59         $  10.09         $   9.17
                                  --------            -------         --------        --------         --------         --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) .....        0.06               0.15             0.15            0.12             0.09             0.09
Net realized and unrealized
 gain/(loss) on investments ..        0.20              (4.77)            0.42            1.41             0.48             0.93
                                  --------            -------         --------        --------         --------         --------
Total from investment
 operations ..................        0.26              (4.62)            0.57            1.53             0.57             1.02
                                  --------            -------         --------        --------         --------         --------
LESS DISTRIBUTIONS:
From net investment income ...        0.00              (0.13)           (0.17)          (0.10)           (0.07)           (0.10)
                                  --------            -------         --------        --------         --------         --------
Total distibutions ...........        0.00              (0.13)           (0.17)          (0.10)           (0.07)           (0.10)
                                  --------            -------         --------        --------         --------         --------
Net asset value, end of period    $   7.93            $  7.67         $  12.42        $  12.02         $  10.59          $ 10.09
                                  ========            =======         ========        ========         ========         ========
Total return .................        3.39%            (37.11)%           4.75%          14.46%            5.63%           11.17%
                                  ========            =======         ========        ========         ========         ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................    $109,753            $98,032         $143,090        $145,952         $123,809         $122,263
Operating expenses excluding
 custody earnings credit .....        0.81%              0.78%            0.68%           0.74%            0.82%            0.92%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits ....        0.81%              0.78%            0.68%           0.74%            0.82%            0.92%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits ....        0.81%              0.78%            0.68%           0.74%            0.82%            0.92%
Net investment income/(loss) .        1.59%              1.48%            1.20%           1.08%            0.89%            0.93%
Portfolio turnover rate ......          32%                52%              60%             69%              46%              31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.
                                       61

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INSTITUTIONAL CLASS SHARES
                                 -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED            YEAR              YEAR            YEAR            YEAR             YEAR
                                 06/30/2009          ENDED            ENDED            ENDED           ENDED            ENDED
                                 (UNAUDITED)       12/31/2008       12/31/2007       12/31/2006      12/31/2005       12/31/2004
                                 -----------       ----------       ----------       ----------      ----------       ----------
Net asset value, beginning
 of period ......................  $  7.67          $ 12.41           $ 12.02         $ 10.60          $ 10.11          $  9.18
                                   -------          -------          --------         -------          -------          -------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ........     0.07             0.17              0.19            0.15             0.12             0.12
Net realized and unrealized
 gain/(loss) on investments .....     0.19            (4.76)             0.41            1.40             0.47             0.94
                                   -------          -------          --------         -------          -------          -------
Total from investment
 operations .....................     0.26            (4.59)             0.60            1.55             0.59             1.06
                                   -------          -------          --------         -------          -------          -------
LESS DISTRIBUTIONS:
From net investment income ......     0.00            (0.15)            (0.21)          (0.13)           (0.10)           (0.13)
                                   -------          -------          --------         -------          -------          -------
Total distibutions ..............     0.00            (0.15)            (0.21)          (0.13)           (0.10)           (0.13)
                                   -------          -------          --------         -------          -------          -------
Net asset value, end of period ..  $  7.93          $  7.67          $  12.41         $ 12.02          $ 10.60          $ 10.11
                                   =======          =======          ========         =======          =======          =======
Total return ....................     3.39%          (36.95)%            4.97%          14.66%            5.83%           11.56%
                                   =======          =======          ========         =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) .....................  $56,068          $55,088          $113,721         $65,177          $42,854          $41,368
Operating expenses excluding
 custody earnings credit ........     0.61%            0.59%             0.39%           0.47%            0.54%            0.62%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits .......     0.61%            0.59%             0.39%           0.47%            0.54%            0.62%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits .......     0.61%            0.59%             0.39%           0.47%            0.54%            0.62%
Net investment income/(loss) ....     1.81%            1.62%             1.49%           1.35%            1.17%            1.22%
Portfolio turnover rate .........       32%              52%               60%             69%               46%             31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       62

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   QUALIFIED CLASS SHARES
                               -------------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED            YEAR             YEAR            YEAR             YEAR             YEAR
                                  06/30/2009         ENDED             ENDED           ENDED            ENDED            ENDED
                                  (UNAUDITED)      12/31/2008        12/31/2007      12/31/2006       12/31/2005       12/31/2004
                                  ----------       ----------        ----------      ----------       ----------       ----------
Net asset value, beginning
 of period ......................    $7.67           $12.42            $12.02          $10.61           $10.10           $ 9.15
                                     -----           ------            ------          ------           ------           ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ........     0.06             0.15              0.14            0.11             0.08             0.08
Net realized and unrealized
 gain/(loss) on investments .....     0.19            (4.76)             0.42            1.39             0.47             0.94
                                     -----           ------            ------          ------           ------           ------
Total from investment
 operations .....................     0.25            (4.61)             0.56            1.50             0.55             1.02
                                     -----           ------            ------          ------           ------           ------
LESS DISTRIBUTIONS:
From net investment income ......     0.00            (0.14)            (0.16)          (0.09)           (0.04)           (0.07)
                                     -----           ------            ------          ------           ------           ------
Total distibutions ..............     0.00            (0.14)            (0.16)          (0.09)           (0.04)           (0.07)
                                     -----           ------            ------          ------           ------           ------
Net asset value, end of period ..    $7.92           $ 7.67            $12.42          $12.02           $10.61           $10.10
                                     -----           ------            ------          ------           ------           ------
Total return ....................     3.26%          (37.09)%            4.63%          14.18%            5.46%           11.13%
                                     -----           ------            ------          ------           ------           ------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) .....................    $ 493            $ 431             $ 607          $1,114            $ 880            $1,399
Operating expenses excluding
 custody earnings credit ........     0.88%            0.84%             0.79%           0.83%            0.93%            0.99%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits .......     0.88%            0.84%             0.79%           0.83%            0.93%            0.99%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits .......     0.88%            0.84%             0.79%           0.83%            0.93%            0.99%
Net investment income/(loss) ....     1.54%            1.40%             1.08%           0.99%            0.75%            0.85%
Portfolio turnover rate .........       32%              52%               60%             69%              46%              31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       63

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX(SM) FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  HORACE MANN CLASS SHARES
                                 ------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED             YEAR              YEAR            YEAR             YEAR             YEAR
                                 06/30/2009          ENDED             ENDED           ENDED            ENDED            ENDED
                                 (UNAUDITED)       12/31/2008        12/31/2007      12/31/2006       12/31/2005       12/31/2004
                                 ----------        ----------        ----------      ----------       ----------       ----------
Net asset value, beginning
 of period ......................    $7.66           $12.38            $11.99          $10.57           $10.08           $ 9.15
                                     -----           ------            ------          ------           ------           ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ........     0.06             0.15              0.14            1.12             0.08             0.05
Net realized and unrealized
 gain/(loss) on investments .....     0.20            (4.75)             0.41            1.39             0.47             0.95
                                     -----           ------            ------          ------           ------           ------
Total from investment
 operations .....................     0.26            (4.60)             0.55            1.51             0.55             1.03
                                     -----           ------            ------          ------           ------           ------
LESS DISTRIBUTIONS:
From net investment income ......     0.00            (0.12)            (0.16)          (0.09)           (0.06)           (0.10)
                                     -----           ------            ------          ------           ------           ------
Total distibutions ..............     0.00            (0.12)            (0.16)          (0.09)           (0.06)           (0.10)
                                     -----           ------            ------          ------           ------           ------
Net asset value, end of period ..    $7.92            $7.66            $12.38          $11.99           $10.57           $10.08
                                     =====           ======            ======          ======           ======           ======
Total return ....................     3.39%          (37.08)%            4.60%          14.32%            5.49%           11.23%
                                     =====           ======            ======          ======           ======           ======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) .....................    $ 962            $ 952            $1,593          $1,817           $1,891           $1,964
Operating expenses excluding
 custody earnings credit ........     0.82%            0.82%             0.74%           0.77%            0.89%            0.97%
Operating expenses including
 reimbursement/waiver/
 custody earnings credits .......     0.82%            0.82%             0.74%           0.77%            0.89%            0.97%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credits .......     0.82%            0.82%             0.74%           0.77%            0.89%            0.97%
Net investment income/(loss) ....     1.61%            1.41%             1.14%           1.05%            0.82%            0.87%
Portfolio turnover rate .........       32%              52%               60%             69%              46%              31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.


                       See Notes to Financial Statements.
                                       64

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND
FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                            INVESTMENT CLASS SHARES
                                                                 ---------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                YEAR             PERIOD
                                                                 06/30/2009              ENDED            ENDED
                                                                 (UNAUDITED)          12/31/2008       12/31/2007(1)
                                                                 -----------          ----------       -------------
Net asset value, beginning of period ..........................   $  6.23               $ 10.12            $10.00
                                                                  -------               -------            ------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(2) ...............................      0.03                  0.02             (0.02)
Net realized and unrealized gain/(loss) on investments ........     (0.14)                (3.90)             0.14
                                                                  -------               -------            ------
Total from investment operations ..............................     (0.11)                (3.88)             0.12
                                                                  -------               -------            ------
LESS DISTRIBUTIONS:
From net investment income ....................................      0.00                 (0.01)             0.00(3)
                                                                  -------               -------            ------
Total distibutions ............................................      0.00                 (0.01)             0.00
                                                                  -------               -------            ------
Net asset value, end of period ................................    $ 6.12                $ 6.23            $10.12
                                                                  =======               =======            ======
Total return(4) ...............................................     (1.77)%              (38.31)%            1.21%(5)
                                                                  =======               =======            ======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................   $29,396               $36,356            $7,196
Operating expenses including dividends on short sales and
 interest expense, after expense reimbursement/waiver .........      1.66%                 2.70%             3.51%(6)
Operating expenses including dividends on short sales and
 interest expense, before expense reimbursement/waiver ........      1.99%                 3.79%             5.00%(6)
Operating expenses excluding dividends on short sales and
 interest expense, after expense reimbursement/waiver .........      1.50%                 1.50%             1.50%(6)
Net investment income/(loss) ..................................      0.89%                 0.20%            (1.24)%(6)
Portfolio turnover rate .......................................        81%                  175%               84%(5)

(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
(2) The selected per share data was calculated using the average shares outstanding method for the period.
(3) Amount is less than $0.01 per share.
(4) Total return represents the total return for the period indicated.
(5) Not annualized.
(6) Annualized.


                       See Notes to Financial Statements.
                                       65

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        INSTITUTIONAL CLASS SHARES
                                                              -----------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED            YEAR             PERIOD
                                                              06/30/2009          ENDED             ENDED
                                                              (UNAUDITED)       12/31/2008       12/31/2007(1)
                                                              -----------       ----------       -------------
Net asset value, beginning of period .......................    $  6.25          $ 10.12           $ 10.00
                                                                -------          -------           -------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(2) ............................       0.03             0.04             (0.01)
Net realized and unrealized gain/(loss) on investments .....      (0.12)           (3.89)             0.13
                                                                -------          -------           -------
Total from investment operations ...........................      (0.09)           (3.85)             0.12
                                                                -------          -------           -------
LESS DISTRIBUTIONS:
From net investment income .................................       0.00            (0.02)             0.00(3)
                                                                -------          -------           -------
Total distibutions .........................................       0.00            (0.02)             0.00
                                                                -------          -------           -------
Net asset value, end of period .............................    $  6.16           $ 6.25           $ 10.12
                                                                =======          =======           =======
Total return(4) ............................................      (1.44)%         (38.09)%            1.23%(5)
                                                                =======          =======           =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................    $17,171          $24,617           $12,870
Operating expenses including dividends on short sales and
 interest expense, after expense reimbursement/waiver ......       1.41%            2.41%             3.09%(6)
Operating expenses including dividends on short sales and
 interest expense, before expense reimbursement/waiver .....        1.71%           3.50%             4.38%(6)
Operating expenses excluding dividends on short sales and
 interest expense, after expense reimbursement/waiver ......       1.25%            1.21%             1.25%(6)
Net investment income/(loss) ...............................       1.17%            0.49%            (0.79)%(6)
Portfolio turnover rate ....................................         81%             175%               84%(5)

(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.
(2) The selected per share data was calculated using the average shares outstanding method for the period.
(3) Amount is less than $0.01 per share.
(4) Total return represents the total return for the period indicated.
(5) Not annualized.
(6) Annualized.


                       See Notes to Financial Statements.
                                       66

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. Organization.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the semi-annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index(SM) Fund and Wilshire Large Cap Core 130/30 Fund (collectively the "Portfolios", each a "Portfolio"). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 Index(SM) Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

Effective May 1, 2009, the Dow Jones Wilshire 5000 Index Portfolio changed its name to Wilshire 5000 Index(SM) Fund.

2. Significant Accounting Policies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios' pricing agent for such securities, if available, and otherwise are valued at amortized cost. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value using the procedures outlined above does not reflect

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company's Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

SECURITIES SOLD SHORT: The Wilshire Large Cap Core 130/30 Fund engages in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio's short position.

The short stock rebates presented in the Statements of Operations represent the net income earned on the short sale proceeds held on deposit with the Portfolio's custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Port-

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

folio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing, Inc. ("PNCGIS") and are designated as being held on each Portfolio's behalf by its custodian under a book-entry system. Each Portfolio monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Portfolios' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be credit-worthy. The Portfolio bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

CASH AND CASH EQUIVALENTS: Idle cash may be swept into various money market funds and is classified as cash equivalents on the Schedule of Investments. Amounts invested are generally available on the same business day.

INVESTMENTS IN REITS: With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

SECURITIES LENDING: The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a "placing broker." A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNCGIS, the Portfolios' custodian, acts as the securities lending agent for the Portfolios. There were no securities on loan or related collateral at June 30, 2009. The related income from securities loaned during the period is reflected in the Statements of Operations.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire" or the "Adviser"), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 Index(SM) Fund and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the Wilshire Small Company Growth Fund and Wilshire Small Company Value Fund, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue until December 31, 2009, and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through June 30, 2009 for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2010. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At June 30, 2009, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund are $74,300, expiring in 2012, $242,041, expiring in 2011 and $21,064, expiring in 2010.

For the six month period ended June 30, 2009, Wilshire waived advisory fees and reimbursed expenses as follows:

PORTFOLIO                               WAIVED FEES          REIMBURSED EXPENSES
---------                               -----------          -------------------
Small Company Growth Portfolio .......    $13,337                  $2,220
Small Company Value Portfolio ........     14,453                      --
Wilshire Large Cap Core 130/30 Fund ..     74,300                      --

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research ("L.A. Capital"), Payden & Rydell ("Payden"), Quest Investment Management, Inc. ("Quest"), Sawgrass Asset Management ("Sawgrass"), Victory Capital Management Inc. ("Victory"), Pzena Investment Management, LLC ("Pzena"), Acadian Asset Management, Inc. ("Acadian"), Systematic Financial Management, L.P. ("Systematic"), Ranger Investment Management, L.P., NWQ Investment Management Company, LP ("NWQ"), AXA Rosenberg Investment Manage-

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

ment LLC ("AXA"), Thompson, Siegel & Walmsley LLC ("TSW") and TWIN Capital Management, Inc. ("TWIN") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Payden, Quest, Sawgrass and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 Index(SM) Fund. AXA, TSW and TWIN each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services ("SEI") serves as the Company's administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company's transfer agent and dividend disbursing agent. PNCGIS serves as the Company's custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Prior to June 15, 2009, Custodial Trust Company served as the custodian for the Wilshire Large Cap Core 130/30 Fund. Effective June 15, 2009, JPMorgan Chase Bank, N.A. serves as the custodian for the Wilshire Large Cap Core 130/30 Fund. SEI Investments Distribution Co. serves as the Company's distributor.

OFFICERS' AND DIRECTORS' EXPENSES: The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index(SM) Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio and at an annual rate of up to 0.35% of the value of the average daily net assets attributable to the Horace Mann Class shares of each Portfolio, for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six month period ended June 30, 2009, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index(SM) Fund and Wilshire Large Cap Core 130/30 was 0.25% of the respective average net assets of each Portfolio.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares,

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the six month period ended June 30, 2009, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

PORTFOLIO                              INVESTMENT CLASS     INSTITUTIONAL CLASS
---------                              ----------------     -------------------
Large Company Growth Portfolio .......      0.15%                   0.02%
Large Company Value Portfolio ........      0.04%                   0.15%
Small Company Growth Portfolio .......      0.11%                   0.03%
Small Company Value Portfolio ........      0.11%                   0.15%
Wilshire 5000 Index(SM) Fund .........      0.08%                   0.09%
Wilshire Large Cap Core 130/30 Fund ..      0.09%                   0.07%

The Qualified Class Shares of the Wilshire 5000 Index(SM) Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six month period ended June 30, 2009, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000(SM) Index Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 Index(SM) Fund attributable to the Horace Mann Class Shares.

5. Securities Transactions.

For the six month period ended June 30, 2009, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and short sales and purchases to cover, were as follows:

PORTFOLIO                                  PURCHASES                 SALES
----------                                -----------             -----------
Large Company Growth Portfolio ........   $78,593,308             $93,655,099
Large Company Value Portfolio .........    18,481,480              16,589,574
Small Company Growth Portfolio ........     2,665,676               2,851,178
Small Company Value Portfolio .........     2,286,176               2,662,335
Wilshire 5000 Index(SM) Fund ..........    50,870,216              46,169,201
Wilshire Large Cap Core 130/30 Fund ...    55,146,086              59,097,788

For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $18,855,847 and $19,894,961, respectively.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157"): In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolios adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

    o  Level 1 -- quoted prices in active markets for identical securities.

    o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. ).

    o Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolios' net assets as of June 30, 2009 is as follows:

LARGE COMPANY GROWTH PORTFOLIO
------------------------------
Investments in Securities               Level 1            Level 2            Level 3              Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $ 198,357,009      $         --        $         --       $ 198,357,009
  Cash Equivalent .................      2,603,208                --                  --           2,603,208
  Investment Company ..............        324,137                --                  --             324,137
                                     -------------      ------------        ------------       -------------
Total Investments in Securities ...  $ 201,284,354      $         --        $         --       $ 201,284,354
                                     =============      ============        ============       =============

LARGE COMPANY VALUE PORTFOLIO
-----------------------------
Investments in Securities               Level 1           Level 2              Level 3             Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $   28,150,25      $         --        $         --       $  28,150,256
  Cash Equivalent .................        321,991                --                  --             321,991
                                     -------------      ------------        ------------       -------------
Total Investments in Securities ...  $  28,472,247      $         --        $         --       $  28,472,247
                                     =============      ============        ============       =============

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)


SMALL COMPANY GROWTH PORTFOLIO
------------------------------
Investments in Securities               Level 1           Level 2             Level 3              Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $   5,440,064      $         --        $         --       $   5,440,064
  Cash Equivalent .................         51,215                --                  --              51,215
  Preferred Stock .................          6,241                --                  --               6,241
                                     -------------      ------------        ------------       -------------
Total Investments in Securities ...  $   5,497,520      $         --        $         --       $   5,497,520
                                     =============      ============        ============       =============
SMALL COMPANY VALUE PORTFOLIO
-----------------------------
Investments in Securities                Level 1           Level 2            Level 3                Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $   7,664,812      $         --        $         --       $   7,664,812
  Cash Equivalent .................         91,869                --                  --              91,869
  Rights ..........................          3,180                --                  --               3,180
  Private Company .................             --                --                   2                   2
                                     -------------      ------------        ------------       -------------
Total Investments in Securities ...  $   7,759,861      $         --        $          2       $   7,759,863
                                     =============      ============        ============       =============

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                          Investments
                                                         in Securities
                                                         -------------
Beginning balance as of January 1, 2009 ..............    $       --
  Accrued discounts/premiums .........................            --
  Realized gain/(loss) ...............................           (25)
  Change in unrealized appreciation/(depreciation) ...          (249)
  Net purchases/sales ................................           276
  Net transfer in and/or out of Level 3 ..............            --
                                                          ----------
Ending balance as of June 30, 2009 ...................    $        2
                                                          ==========


WILSHIRE 5000 INDEX(SM) FUND
----------------------------
Investments in Securities               Level 1            Level 2            Level 3              Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $ 166,239,964      $         --        $         14       $ 166,239,978
  Cash Equivalent .................      1,033,345                --                  --           1,033,345
  Preferred Stock .................            892                --                  --                 892
  Rights ..........................            667                --                  --                 667
                                     -------------      ------------        ------------       -------------
 Total Investments in Securities ..  $ 167,274,868      $         --        $         14       $ 167,274,882
                                     =============      ============        ============       =============

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                          Investments
                                                         in Securities
                                                         -------------
Beginning balance as of January 1, 2009 ..............    $       --
  Accrued discounts/premiums .........................            --
  Realized gain/(loss) ...............................            --
  Change in unrealized appreciation/(depreciation) ...            --
  Net purchases/sales ................................            --
  Net transfer in and/or out of Level 3 ..............            14
                                                          ----------
Ending balance as of June 30, 2009 ...................    $       14
                                                          ==========


WILSHIRE LARGE CAP CORE 130/30 FUND
-----------------------------------
Investments in Securities               Level 1           Level 2             Level 3             Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $  58,829,695      $         --        $         --       $  58,829,695
  Repurchase Agreement ............             --            61,964                  --              61,964
                                     -------------      ------------        ------------       -------------
Total Investments in Securities ...  $  58,829,695      $     61,964        $         --       $  58,891,659
                                     =============      ============        ============       =============

Investments in Securities Sold Short    Level 1           Level 2              Level 3             Total
                                     -------------      ------------        ------------       -------------
  Common Stock ....................  $ (12,377,567)     $         --        $         --       $ (12,377,567)
                                     -------------      ------------        ------------       -------------
Total Investments in Securities
  Sold Short ......................  $ (12,377,567)     $         --        $         --       $ (12,377,567)
                                     =============      ============        ============       =============

6. Significant Shareholder Activity.

On June 30, 2009, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

PORTFOLIO
----------
Large Company Growth Portfolio (1 omnibus shareholder) ................   39%
Large Company Value Portfolio (1 omnibus shareholder) .................   75%
Small Company Growth Portfolio (2 omnibus shareholders) ...............   60%
Small Company Value Portfolio (2 omnibus shareholders) ................   55%
Wilshire 5000 Index(SM) Fund (3 omnibus shareholders) .................   72%
Wilshire Large Cap Core 130/30 Fund (3 omnibus shareholders) ..........   95%

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

7.Tax Information.

No provision for federal income taxes is required because each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Portfolios' financial statements, and therefore the Portfolios did not record any tax expense in the current period. If the Portfolios were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Portfolios file U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Portfolios' U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2008, the following Portfolios had post-October capital loss deferrals as follows:

PORTFOLIO                                              CAPITAL LOSSES
---------                                              --------------
Large Company Growth Portfolio ......................    $16,496,945
Large Company Value Portfolio .......................      2,207,104
Small Company Growth Portfolio ......................        561,144
Small Company Value Portfolio .......................      1,154,851
Wilshire 5000 Index(SM) Fund ........................     12,871,081
Wilshire Large Cap Core 130/30 Fund .................      1,948,775

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The federal tax cost, unrealized appreciation and depreciation at June 30, 2009 for each Portfolio are as follows (excluding securities sold short):

                                                                                                       NET
                                                                                                    UNREALIZED
                                            TAX               UNREALIZED       UNREALIZED          APPRECIATION
PORTFOLIO                                   COST             APPRECIATION     DEPRECIATION        (DEPRECIATION)
---------                               ------------         ------------     ------------        --------------
Large Company Growth Portfolio ......   $196,980,540         $24,292,358      $(19,988,544)        $4,303,814
Large Company Value Portfolio .......     31,154,574           2,349,621        (5,031,948)        (2,682,327)
Small Company Growth Portfolio ......      5,319,561             903,989          (726,030)           177,959
Small Company Value Portfolio .......      9,151,768             741,606        (2,133,511)        (1,391,905)
Wilshire 5000 Index(SM) Fund ........    164,373,010          32,531,579       (29,629,707)         2,901,872
Wilshire Large Cap Core 130/30 Fund .     55,111,614           5,833,867        (2,053,822)         3,780,045

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2008, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING DECEMBER 31,
                                    ----------------------------------------------------------------------
PORTFOLIO                            2010            2011         2012           2013              2016
---------                           ----------     --------    ---------       --------        -----------
Large Company Growth Portfolio ...  $       --     $     --    $      --       $     --        $ 8,168,724
Large Company Value Portfolio ....          --           --           --             --         11,480,213
Small Company Growth Portfolio ...          --           --           --             --          1,928,483
Small Company Value Portfolio ....          --           --           --             --          2,759,056
Wilshire 5000 Index(SM) Fund .....   2,960,522    3,810,802    5,509,772        108,266          9,722,562
Wilshire Large Cap Core
  130/30 Fund ....................          --           --           --             --           2,973,710

The tax character of distributions declared were:

                                       2008            2008           2008         2007            2007          2007
                                     ORDINARY        CAPITAL        RETURN OF    ORDINARY         CAPITAL      RETURN OF
PORTFOLIO                             INCOME          GAINS          CAPITAL      INCOME           GAINS        CAPITAL
---------                           ----------      ----------     ----------   -----------     ----------     ---------
Large Company Growth Portfolio ...  $3,908,641      $       --        $ 97      $11,201,849     $71,125,453     $   --
Large Company Value Portfolio ....     557,498           1,093          --        2,716,827      12,592,542      4,227
Small Company Growth Portfolio ...          --         305,872           3          220,425       1,807,571         --
Small Company Value Portfolio ....     110,316           1,842          --          727,195       1,830,168         --
Wilshire 5000 Index(SM) Fund .....   3,000,129              --          --        3,931,706              --         --
Wilshire Large Cap Core
  130/30 Fund ....................     110,072              --          --            4,000              --         --

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

At December 31, 2008, the components of accumulated losses on a tax basis were as follows:


                                                                                                                   WILSHIRE
                              LARGE           LARGE               SMALL             SMALL         WILSHIRE         LARGE CAP
                             COMPANY         COMPANY             COMPANY           COMPANY          5000             CORE
                              GROWTH          VALUE              GROWTH             VALUE         INDEX(SM)         130/30
                            PORTFOLIO       PORTFOLIO           PORTFOLIO         PORTFOLIO          FUND            FUND
                           ------------    ------------        -----------       -----------     ------------     -----------
Undistributed ordinary
  income ................  $         --    $        987        $        --       $    27,263     $    294,244     $    88,295
Capital loss
  carryforwards .........    (8,168,724)    (11,480,213)        (1,928,483)       (2,759,056)     (22,111,924)     (2,973,710)
Post October losses .....   (16,496,945)     (2,207,104)          (561,144)       (1,154,851)     (12,871,081)     (1,948,775)
Unrealized appreciation .   (45,383,874)     (9,006,298)        (1,197,489)       (2,115,239)     (21,492,985)     (4,640,605)
                           ------------    ------------        -----------       -----------     ------------     -----------
Total accumulated
  earnings/(loss) .......  $(70,049,543)   $(22,692,628)       $(3,687,116)      $(6,001,883)    $(56,181,746)    $(9,474,795)
                           ============    ============        ===========       ===========     ============     ===========

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

8. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, write-off of net operating losses and the re-characterization of distributions. As of December 31, 2008, the reclassifications were as follows:

                                                                    INCREASE           INCREASE/(DECREASE)
                                        INCREASE/(DECREASE)     UNDISTRIBUTED NET            REALIZED
PORTFOLIO                                 PAID-IN CAPITAL       INVESTMENT INCOME         CAPITAL GAINS
---------                               -------------------     -------------------    --------------------
Large Company Growth Portfolio .......     $(590,502)               $597,343               $ (6,841)
Large Company Value Portfolio ........         4,227                   5,871                (10,098)
Small Company Growth Portfolio .......       (86,875)                 89,302                 (2,427)
Small Company Value Portfolio ........            --                  14,316                (14,316)
Wilshire 5000 Index(SM) Fund .........        (8,568)                 19,511                (10,943)
Wilshire Large Cap Core 130/30 Fund ..       (45,447)                 76,276                (30,829)

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

9. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios enters into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. New Accounting Pronouncement.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management has evaluated the implications of FAS 161, and has determined there is no impact on the Portfolios' financial statement disclosures.

11. Subsequent Event Evaluation.

The Portfolios have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 26, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2009.

WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

[GRAPHIC OMITTED]


  Wilshire Mutual Funds



Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www. wilfunds.com


                                                              WIL-SA-002-0200

Item 2.   Code of Ethics.

Not applicable.


Item 3.   Audit Committee Financial Expert.

Not applicable.


Item 4.   Principal Accountant Fees and Services.

Not applicable.


Item 5.   Audit Committee of Listed Registrants.

Not applicable.


Item 6.   Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.


Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                 VALUE
   ------                                                 -----
COMMON STOCK -- 99.1%

CONSUMER DISCRETIONARY -- 10.9%
    13,000 Abercrombie & Fitch Co., Class A ...........  $  330,070
    21,900 Amazon.com, Inc. + .........................   1,832,154
    29,430 American Eagle Outfitters, Inc. ............     417,023
    22,196 Apollo Group, Inc., Class A + ..............   1,578,579
     2,500 Barnes & Noble, Inc. .......................      51,575
    11,300 Bed Bath & Beyond, Inc. + ..................     347,475
     6,489 Best Buy Co., Inc. .........................     217,317
     6,600 Big Lots, Inc. + ...........................     138,798
       100 Brinker International, Inc. ................       1,703
     3,700 Career Education Corp. + ...................      92,093
    11,100 Centex Corp. ...............................      93,906
    10,100 Clear Channel Outdoor Holdings, Inc.,
           Class A + ..................................      53,530
    41,600 Dick's Sporting Goods, Inc. + ..............     715,520
    70,315 DIRECTV Group, Inc. (The) + ................   1,737,484
    15,000 Dollar Tree, Inc. + ........................     631,500
    11,377 DreamWorks Animation SKG, Inc.,
           Class A + ..................................     313,891
     8,300 Family Dollar Stores, Inc. .................     234,890
       400 Federal Mogul Corp. + ......................       3,780
    24,400 Foot Locker, Inc. ..........................     255,468
     4,600 GameStop Corp., Class A + ..................     101,246
    40,200 Gannett Co., Inc. ..........................     143,514
    22,500 Gap, Inc. (The) ............................     369,000
     3,200 Garmin, Ltd. ...............................      76,224
     6,500 International Game Technology ..............     103,350
    14,410 Kohl's Corp. + .............................     616,027
     2,100 Lennar Corp., Class A ......................      20,349
    10,100 Liberty Global, Inc., Class A + ............     160,489
     8,400 Liberty Media Corp. - Entertainment,
           Ser A + ....................................     224,700
    54,000 Lowe's Cos., Inc. ..........................   1,048,140
     4,700 Ltd. Brands, Inc. ..........................      56,259
    42,068 McDonald's Corp. ...........................   2,418,490
     4,700 Morningstar, Inc. + ........................     193,781
    16,235 NIKE, Inc., Class B ........................     840,648
     3,300 Nordstrom, Inc. ............................      65,637
    10,700 Omnicom Group, Inc. ........................     337,906
     5,700 O'Reilly Automotive, Inc. + ................     217,056
     3,300 PetSmart, Inc. .............................      70,818
     4,885 priceline.com, Inc. + ......................     544,922
     8,400 RadioShack Corp. ...........................     117,264
     6,200 Starbucks Corp. + ..........................      86,118
     1,517 Strayer Education, Inc. ....................     330,873
    42,440 Target Corp. ...............................   1,675,107
    43,681 TJX Cos., Inc. .............................   1,374,204
    18,356 Urban Outfitters, Inc. + ...................     383,090
     9,750 Walt Disney Co. (The) ......................     227,468
     2,445 Whirlpool Corp. ............................     104,059
    16,200 Williams-Sonoma, Inc. ......................     192,294
    19,680 Yum! Brands, Inc. ..........................     656,131
                                                         ----------
                                                         21,801,920
                                                         ----------
CONSUMER STAPLES -- 10.5%
    45,172 Altria Group, Inc. .........................     740,369
     6,000 Archer-Daniels-Midland Co. .................     160,620
    29,958 Avon Products, Inc. ........................     772,317
    14,300 BJ's Wholesale Club, Inc. + ................     460,889
    25,634 Coca-Cola Co. (The) ........................   1,230,176
     6,850 Colgate-Palmolive Co. ......................     484,569
    19,630 Costco Wholesale Corp. .....................     897,091
   108,970 CVS/Caremark Corp. .........................   3,472,874
    15,073 General Mills, Inc. ........................     844,390
    18,300 Hansen Natural Corp. + .....................     564,006


   SHARES                                                 VALUE
   ------                                                 -----
CONSUMER STAPLES -- 10.5% (CONTINUED)
     5,500 Herbalife, Ltd. ............................  $  173,470
    11,680 Kroger Co. (The) ...........................     257,544
     4,074 Lorillard, Inc. ............................     276,095
     9,800 Mead Johnson Nutrition Co., Class A ........     311,346
    37,716 PepsiCo, Inc. ..............................   2,072,871
    44,982 Philip Morris International, Inc. ..........   1,962,115
    20,540 Procter & Gamble Co. .......................   1,049,594
     3,100 Smithfield Foods, Inc. + ...................      43,307
     8,700 SYSCO Corp. ................................     195,576
    19,331 Walgreen Co. ...............................     568,331
    90,797 Wal-Mart Stores, Inc. ......................   4,398,207
                                                         ----------
                                                         20,935,757
                                                         ----------
ENERGY -- 6.9%
    10,200 Anadarko Petroleum Corp ....................     462,978
    15,413 Cameron International Corp. + ..............     436,188
       400 Chevron Corp ...............................      26,500
     1,200 ConocoPhillips .............................      50,472
     6,400 Consol Energy, Inc .........................     217,344
     2,497 Continental Resources, Inc. + ..............      69,292
    43,277 Denbury Resources, Inc. + ..................     637,470
     5,440 EOG Resources, Inc .........................     369,485
     3,600 Exterran Holdings, Inc. + ..................      57,744
    36,168 Exxon Mobil Corp ...........................   2,528,505
    16,671 Halliburton Co .............................     345,090
     8,917 Hess Corp ..................................     479,289
     6,400 Marathon Oil Corp ..........................     192,832
     1,200 Murphy Oil Corp ............................      65,184
    38,105 National Oilwell Varco, Inc. + .............   1,244,509
     2,174 Noble Energy, Inc ..........................     128,201
    25,439 Occidental Petroleum Corp ..................   1,674,141
    30,745 Petroleo Brasileiro SA ADR .................   1,259,930
     2,701 Range Resources Corp .......................     111,848
    48,784 Schlumberger, Ltd ..........................   2,639,702
     6,835 Transocean, Ltd. + .........................     507,772
     2,400 Valero Energy Corp .........................      40,536
     4,474 XTO Energy, Inc ............................     170,638
                                                         ----------
                                                         13,715,650
                                                         ----------
FINANCIALS -- 5.9%
     3,800 Aflac, Inc. ................................     118,142
     4,642 Bank of Hawaii Corp. .......................     166,323
    27,085 Barclays PLC ADR ...........................     499,447
     4,760 BlackRock, Inc., Class A ...................     834,999
     2,200 Brown & Brown, Inc. ........................      43,846
     2,500 Camden Property Trust ......................      69,000
   110,035 Charles Schwab Corp. (The) .................   1,930,014
    14,400 CIT Group, Inc. ............................      30,960
     2,426 City National Corp. ........................      89,350
     4,200 CME Group, Inc., Class A ...................   1,306,662
     6,060 Credit Suisse Group AG ADR .................     277,124
     7,300 Endurance Specialty Holdings, Ltd. .........     213,890
     6,543 GLG Partners, Inc. .........................      26,761
    17,825 Goldman Sachs Group, Inc. (The) ............   2,628,118
     2,317 Hospitality Properties Trust ...............      27,549
    10,850 HSBC Holdings PLC ADR ......................     453,204
    11,430 IntercontinentalExchange, Inc. + ...........   1,305,763
    36,910 Janus Capital Group, Inc ...................     420,774
     4,400 JPMorgan Chase & Co ........................     150,084
     5,700 Mack-Cali Realty Corp ......................     129,960
    13,600 NASDAQ OMX Group, Inc. + ...................     289,816
     8,900 SLM Corp. + ................................      91,403
     2,200 StanCorp Financial Group, Inc ..............      63,096
    17,341 TD Ameritrade Holding Corp. + ..............     304,161
     2,500 Unitrin, Inc ...............................      30,050
     9,400 Waddell & Reed Financial, Inc., Class A. ...     247,878

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                 VALUE
   ------                                                 -----
FINANCIALS -- 5.9% (CONTINUED)
     3,100 Washington Federal, Inc. ...................  $   40,300
     2,400 Whitney Holding Corp. ......................      21,984
                                                         ----------
                                                         11,810,658
                                                         ----------
HEALTH CARE -- 15.9%
    42,102 Abbott Laboratories ........................   1,980,478
     3,945 Alcon, Inc. ................................     458,093
    26,200 Allergan, Inc. .............................   1,246,596
    58,800 AmerisourceBergen Corp., Class A ...........   1,043,112
    20,952 Amgen, Inc. + ..............................   1,109,199
    27,500 athenahealth, Inc. + .......................   1,017,775
    23,939 Baxter International, Inc. .................   1,267,809
     8,300 Beckman Coulter, Inc. ......................     474,262
     7,068 Becton Dickinson and Co. ...................     504,019
    11,491 Biogen Idec, Inc. + ........................     518,818
    58,220 Boston Scientific Corp. + ..................     590,351
    33,300 Bristol-Myers Squibb Co. ...................     676,323
     4,205 C.R. Bard, Inc. ............................     313,062
    53,969 Celgene Corp. + ............................   2,581,877
    11,100 Cephalon, Inc. + ...........................     628,815
     8,175 Cigna Corp. ................................     196,936
     6,695 Covidien PLC ...............................     250,661
     9,898 DENTSPLY International, Inc. ...............     302,087
     4,600 Express Scripts, Inc., Class A + ...........     316,250
     9,453 Forest Laboratories, Inc. + ................     237,365
     8,413 Gen-Probe, Inc. + ..........................     361,591
     7,191 Genzyme Corp. + ............................     400,323
    97,931 Gilead Sciences, Inc. + ....................   4,587,088
     9,414 Idexx Laboratories, Inc. + .................     434,927
     8,908 Intuitive Surgical, Inc. + .................   1,457,883
    14,978 Johnson & Johnson ..........................     850,750
     8,057 Laboratory Corp. of America Holdings + .....     546,184
     4,195 McKesson Corp. .............................     184,580
     4,035 Medco Health Solutions, Inc. + .............     184,036
     4,901 Mednax, Inc. + .............................     206,479
    20,874 Medtronic, Inc. ............................     728,294
    14,557 Merck & Co., Inc. ..........................     407,014
     6,045 Novo Nordisk ADR ...........................     329,211
     3,813 Patterson Cos., Inc. + .....................      82,742
    14,604 Pfizer, Inc. ...............................     219,060
     5,400 Quest Diagnostics, Inc. ....................     304,722
     5,533 Resmed, Inc. + .............................     225,359
       400 Schering-Plough Corp. ......................      10,048
     2,536 St. Jude Medical, Inc. + ...................     104,230
     3,100 Techne Corp. ...............................     197,811
    55,785 Teva Pharmaceutical Industries, Ltd. ADR ...   2,752,432
    20,950 Thermo Fisher Scientific, Inc. + ...........     854,131
     6,740 Varian Medical Systems, Inc. + .............     236,844
     1,400 Vertex Pharmaceuticals, Inc. + .............      49,896
     3,760 WellPoint, Inc. + ..........................     191,347
     5,642 Zimmer Holdings, Inc. + ....................     240,349
                                                         ----------
                                                         31,861,219
                                                         ----------

INDUSTRIALS -- 8.4%
     9,001 3M Co. .....................................     540,960
       800 Alexander & Baldwin, Inc. ..................      18,752
     7,000 AMR Corp. + ................................      28,140
    12,299 Boeing Co. .................................     522,708
     2,308 Brink's Co. (The) ..........................      67,001
     4,715 Bucyrus International, Inc., Class A .......     134,660
     9,580 Caterpillar, Inc. ..........................     316,523
    38,100 Continental Airlines, Inc., Class B + ......     337,566
     3,923 Corrections Corp of America + ..............      66,652
     4,700 Crane Co. ..................................     104,857
     9,810 CSX Corp. ..................................     339,721
    10,765 Cummins, Inc. ..............................     379,036


   SHARES                                                 VALUE
   ------                                                 -----
INDUSTRIALS -- 8.4% (CONTINUED)
    20,300 Danaher Corp. ..............................  $1,253,322
     7,200 Emerson Electric Co. .......................     233,280
    41,000 Expeditors International of Washington,
           Inc. .......................................   1,366,940
    25,200 Fastenal Co. ...............................     835,884
       600 First Solar, Inc. + ........................      97,272
     2,390 Flowserve Corp. ............................     166,846
    15,900 Fluor Corp. ................................     815,511
     4,938 Foster Wheeler AG + ........................     117,277
     1,479 FTI Consulting, Inc. + .....................      75,015
     9,460 General Cable Corp. + ......................     355,507
     5,800 General Dynamics Corp. .....................     321,262
     4,500 Graco, Inc. ................................      99,090
    15,075 Hertz Global Holdings, Inc. + ..............     120,449
     3,139 Hubbell, Inc., Class B .....................     100,636
     3,864 Illinois Tool Works, Inc. ..................     144,282
     4,781 ITT Corp. ..................................     212,754
    13,644 Jacobs Engineering Group, Inc. + ...........     574,276
    11,935 Joy Global, Inc. ...........................     426,318
     5,266 Kansas City Southern +                            84,835
     7,408 L-3 Communications Holdings, Inc.,
           Class 3 ....................................     513,967
     1,372 Manitowoc Co., Inc. (The) ..................       7,217
     6,275 McDermott International, Inc. + ............     127,445
     6,325 Navistar International Corp. + .............     275,770
     7,100 Oshkosh Corp. ..............................     103,234
     5,515 Parker Hannifin Corp. ......................     236,924
    14,500 Robert Half International, Inc. ............     342,490
     5,140 Rockwell Automation, Inc. ..................     165,097
     4,400 Ryder System, Inc. .........................     122,848
       700 Shaw Group, Inc. (The) + ...................      19,187
    17,000 Stericycle, Inc. + .........................     876,010
    34,700 SunPower Corp., Class A + ..................     924,408
     5,680 Thomas & Betts Corp. + .....................     163,925
    31,965 Union Pacific Corp. ........................   1,664,098
    15,309 United Technologies Corp. ..................     795,456
    12,500 UTi Worldwide, Inc. + ......................     142,500
     7,000 WESCO International, Inc. + ................     175,280
                                                         ----------
                                                         16,913,188
                                                         ----------
INFORMATION TECHNOLOGY -- 33.8%
   151,200 Activision Blizzard, Inc. + ................   1,909,656
    16,363 Adobe Systems, Inc. + ......................     463,073
    15,700 Akamai Technologies, Inc. + ................     301,126
    15,999 Altera Corp. ...............................     260,464
    25,575 Amphenol Corp., Class A ....................     809,193
     5,610 ANSYS, Inc. + ..............................     174,807
    48,442 Apple, Inc. + ..............................   6,899,594
    13,545 ASML Holding NV, Class G ...................     293,249
     9,700 Autodesk, Inc. + ...........................     184,106
    12,779 BMC Software, Inc. + .......................     431,802
    13,417 Broadcom Corp., Class A + ..................     332,607
     9,800 Broadridge Financial Solutions, Inc. .......     162,484
     6,700 Cadence Design Systems, Inc. + .............      39,530
   188,986 Cisco Systems, Inc. + ......................   3,522,699
   121,500 Cognizant Technology Solutions Corp.,
           Class A + ..................................   3,244,050
     8,300 Compuware Corp. + ..........................      56,938
    48,020 Corning, Inc. ..............................     771,201
     8,770 Cree, Inc. + ...............................     257,750
    87,325 Dell, Inc. + ...............................   1,198,972
     1,877 Dolby Laboratories, Inc., Class A + ........      69,975
    12,204 Electronic Arts, Inc. + ....................     265,071
    49,200 EMC Corp. + ................................     644,520
     3,945 Equinix, Inc. + ............................     286,959
    10,661 FLIR Systems, Inc. + .......................     240,512

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                 VALUE
   ------                                                 -----
INFORMATION TECHNOLOGY -- 33.8% (CONTINUED)
     1,373 Genpact, Ltd. +                               $   16,133
    14,067 Google, Inc., Class A +                        5,930,507
    63,722 Hewlett-Packard Co.                            2,462,855
     5,600 Ingram Micro, Inc., Class A +                     98,000
   220,260 Intel Corp.                                    3,645,303
    52,488 International Business Machines Corp.          5,480,797
     2,300 Intersil Corp., Class A                           28,911
    48,400 Jabil Circuit, Inc.                              359,128
    77,491 Juniper Networks, Inc. +                       1,828,787
     5,800 Lam Research Corp. +                             150,800
     3,794 Lexmark International, Inc., Class A +            60,135
    12,530 Linear Technology Corp.                          292,576
    11,400 Marvell Technology Group, Ltd. +                 132,696
    11,300 Mastercard, Inc., Class A                      1,890,603
     4,766 MEMC Electronic Materials, Inc. +                 84,883
   264,044 Microsoft Corp.                                6,276,326
    11,100 NCR Corp. +                                      131,313
    41,250 NetApp, Inc. +                                   813,450
   234,288 Novell, Inc. +                                 1,061,325
     9,435 Nvidia Corp. +                                   106,521
   132,542 Oracle Corp.                                   2,839,050
     2,600 Paychex, Inc.                                     65,520
   139,209 QUALCOMM, Inc.                                 6,292,247
    12,670 Salesforce.com, Inc. +                           483,614
     5,796 Synopsys, Inc. +                                 113,080
     4,500 Tech Data Corp. +                                147,195
     2,550 Teradata Corp. +                                  59,747
    44,001 Texas Instruments, Inc.                          937,221
     7,119 Trimble Navigation, Ltd. +                       139,746
    11,635 Varian Semiconductor Equipment
           Associates, Inc. +                               279,124
    13,400 VeriSign, Inc. +                                 247,632
    16,785 Visa, Inc., Class A                            1,045,034
    12,135 VMware, Inc., Class A +                          330,921
    67,009 Yahoo!, Inc. +                                 1,049,361
     1,561 Zebra Technologies Corp., Class A +               36,933
                                                         ----------
                                                         67,737,812
                                                         ----------
MATERIALS -- 4.8%
     4,900 Air Products & Chemicals, Inc.                   316,491
     1,500 Airgas, Inc.                                      60,795
     9,690 AK Steel Holding Corp.                           185,951
     4,710 Albemarle Corp.                                  120,435
     5,560 Ashland, Inc.                                    155,958
    11,300 Barrick Gold Corp.                               379,115
     2,825 BHP Billiton, Ltd. ADR                           154,612
     8,464 Celanese Corp., Ser A, Class A                   201,020
     4,400 Cliffs Natural Resources, Inc.                   107,668
    37,696 Commercial Metals Co.                            604,267
       300 Cytec Industries, Inc.                             5,586
     5,200 Ecolab, Inc.                                     202,748
     4,910 Freeport-McMoRan Copper & Gold, Inc.             246,040
    36,381 Monsanto Co.                                   2,704,564
     2,050 Mosaic Co. (The)                                  90,815
     6,100 Nalco Holding Co.                                102,724
     1,709 Newmont Mining Corp.                              69,847
    19,150 Potash Corp of Saskatchewan, Inc.              1,781,907
    17,620 Praxair, Inc.                                  1,252,253
     1,184 Sigma-Aldrich Corp.                               58,679
     7,200 Southern Copper Corp.                            147,168
     4,440 United States Steel Corp.                        158,686
    13,410 Vale SA ADR, Class B                             236,418
     5,200 Walter Energy, Inc.                              188,448
                                                         ----------
                                                          9,532,195
                                                         ----------



   SHARES                                                 VALUE
   ------                                                 -----
TELECOMMUNICATION SERVICES -- 1.3%
     6,600 American Tower Corp., Class A +               $  208,098
    36,200 AT&T, Inc.                                       899,208
    10,000 China Mobile, Ltd. ADR                           500,800
     7,000 Crown Castle International Corp. +               168,140
    11,210 Millicom International Cellular SA +             630,675
     5,600 NII Holdings, Inc. +                             106,792
     7,700 SBA Communications Corp., Class A +              188,958
                                                         ----------
                                                          2,702,671
                                                         ----------
UTILITIES -- 0.7%
     8,700 Constellation Energy Group, Inc.                 231,246
     3,603 Energen Corp.                                    143,760
     6,200 Equities CORP                                    216,442
     2,063 Exelon Corp.                                     105,646
    12,500 Hawaiian Electric Industries, Inc.               238,250
     9,800 Public Service Enterprise Group, Inc.            319,774
    18,128 RRI Energy, Inc. +                                90,821
                                                         ----------
                                                          1,345,939
                                                         ----------
 Total Common Stock (Cost $194,133,244)                 198,357,009
                                                         ----------
CASH EQUIVALENT -- 1.3%
 2,603,208 PNC Institutional Money
           Market Trust, 0.05% (A)                        2,603,208
                                                         ----------
Total Cash Equivalent (Cost $2,603,208)                   2,603,208
                                                         ----------

INVESTMENT COMPANY -- 0.1%

FINANCIALS -- 0.1%
     7,900 iShares Russell 1000 Growth Index Fund           324,137
                                                         ----------
Total Investment Company (Cost $244,088)                    324,137
                                                         ----------
Total Investments -- 100.5%
(Cost $196,980,540)                                     201,284,354
Other Assets & Liabilities, Net -- (0.5)%                (1,092,061)
                                                         ----------
NET ASSETS -- 100.0%                                   $200,192,293
                                                        ===========

(A) Rate shown is the 7-day effective yield as of June 30, 2009.
+   Non-income producing security.
    ADR - American Depositary Receipt
    Ser - Series

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                      June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------

COMMON STOCK -- 98.9%

CONSUMER DISCRETIONARY -- 10.3%
     2,600 AutoNation, Inc. + ......................   $     45,110
       800 Best Buy Co., Inc. ......................         26,792
     2,900 Comcast Corp. Special, Class A ..........         42,021
     1,600 Darden Restaurants, Inc. ................         52,768
     4,800 Ford Motor Co. + ........................         29,136
     1,400 Fortune Brands, Inc. ....................         48,636
     2,300 Goodyear Tire & Rubber Co. (The) + ......         25,898
     7,375 Home Depot, Inc. (The) ..................        174,272
    11,202 HSN, Inc. + .............................        118,405
    19,475 J.C. Penney Co., Inc. ...................        559,127
     1,500 Johnson Controls, Inc. ..................         32,580
     1,400 Kohl's Corp. + ..........................         59,850
    11,975 Magna International, Inc., Class A ......        505,824
    12,550 Mattel, Inc. ............................        201,427
       700 McDonald's Corp. ........................         40,243
     2,500 McGraw-Hill Cos., Inc. (The) ............         75,275
    12,000 Omnicom Group, Inc. .....................        378,960
       172 Quiksilver, Inc. + ......................            318
     4,340 Rent-A-Center, Inc., Class A + ..........         77,382
     3,500 Royal Caribbean Cruises, Ltd. ...........         47,390
     4,800 Ruby Tuesday, Inc. + ....................         31,968
     2,200 Shaw Communications, Inc., Class B ......         37,092
     1,200 Snap-On, Inc. ...........................         34,488
        76 Sport Supply Group, Inc. ................            653
     1,300 Steak N Shake Co. (The) + ...............         11,362
      100  Stoneridge, Inc. + ......................            480
     6,400 Whirlpool Corp. .........................        272,384
                                                       ------------
                                                          2,929,841
                                                       ------------
CONSUMER STAPLES -- 9.1%
    22,300 Altria Group, Inc. ......................        365,497
     1,127 American Italian Pasta Co., Class A + ...         32,841
    12,275 Avon Products, Inc. .....................        316,450
     2,687 Bunge, Ltd. .............................        161,892
     7,017 Central Garden and Pet Co. + ............         77,117
     7,000 Central Garden and Pet Co., Class A + ...         68,950
       700 Clorox Co. ..............................         39,081
     2,200 Coca-Cola Enterprises, Inc. .............         36,630
     2,200 Dean Foods Co. + ........................         42,218
     9,638 Del Monte Foods Co. .....................         90,404
     1,200 Dr. Pepper Snapple Group, Inc. + ........         25,428
    12,875 Kraft Foods, Inc., Class A ..............        326,252
     1,000 Lorillard, Inc. .........................         67,770
     1,400 Molson Coors Brewing Co., Class B .......         59,262
       272 Pantry, Inc. (The) + ....................          4,515
     4,800 Procter & Gamble Co. ....................        245,280
    29,975 Sara Lee Corp. ..........................        292,556
     7,200 Wal-Mart Stores, Inc. ...................        348,768
                                                       ------------
                                                          2,600,911
                                                       ------------
ENERGY -- 12.6%
     4,000 Anadarko Petroleum Corp. ................        181,560
     3,525 Apache Corp. ............................        254,329
    17,550 BJ Services Co. .........................        239,206
     6,875 BP PLC ADR ..............................        327,800
     8,200 Chevron Corp. ...........................        543,250
     7,631 ConocoPhillips ..........................        320,960
     7,100 El Paso Corp. ...........................         65,533
    12,300 Exxon Mobil Corp. .......................        859,893
     2,000 Newfield Exploration Co. + ..............         65,340
     3,900 Noble Corp. .............................        117,975
     1,400 Occidental Petroleum Corp. ..............         92,134
     1,577 Sunoco, Inc. ............................         36,586
     4,800 Tesoro Corp. ............................         61,104


    SHARES                                                  VALUE
    ------                                                ---------
 ENERGY -- 12.6% (CONTINUED)
    11,750 Valero Energy Corp. .....................   $    198,458
    17,000 Western Refining, Inc. ..................        120,020
     3,000 Whiting Petroleum Corp. + ...............        105,480
                                                       ------------
                                                          3,589,628
                                                       ------------
 FINANCIALS -- 23.8%
       900 Aflac, Inc ..............................         27,981
    18,950 Allstate Corp. (The) ....................        462,380
     6,400 American Equity Investment Life Holding
            Co .....................................         35,712
     5,500 American Express Co .....................        127,820
       600 Arch Capital Group, Ltd. + ..............         35,148
        18 AvalonBay Communities, Inc ..............          1,007
    30,525 Bank of America Corp ....................        402,930
    15,100 Bank of New York Mellon Corp. (The) .....        442,581
       950 Boston Properties, Inc ..................         45,315
    10,450 Capital One Financial Corp ..............        228,646
    74,200 Citigroup, Inc ..........................        220,374
     9,925 Comerica, Inc ...........................        209,914
    20,367 Conseco, Inc. + .........................         48,270
     5,239 Fidelity National Financial, Inc., Class A        70,884
     4,200 Fifth Third Bancorp .....................         29,820
     3,500 Genworth Financial, Inc., Class A .......         24,465
     1,400 Goldman Sachs Group, Inc. (The) .........        206,416
       200 Hartford Financial Services Group, Inc ..          2,374
     1,200 Health Care REIT, Inc ...................         40,920
       700 Home Bancshares, Inc ....................         13,328
     5,300 Invesco, Ltd ............................         94,446
    13,675 JPMorgan Chase & Co .....................        466,454
     7,650 MetLife, Inc ............................        229,576
    20,625 Morgan Stanley ..........................        588,019
    12,400 New York Community Bancorp, Inc. ........        132,556
     4,400 NewAlliance Bancshares, Inc. ............         50,600
     1,590 Northern Trust Corp. ....................         85,351
     1,000 Ocwen Financial Corp. + .................         12,970
     6,104 PNC Financial Services Group, Inc. ......        236,896
     3,900 ProLogis ................................         31,434
     2,400 Protective Life Corp. ...................         27,456
     1,900 Prudential Financial, Inc. ..............         70,718
     4,309 PS Business Parks, Inc. .................        208,728
    13,100 Regions Financial Corp. .................         52,924
       890 Republic Bancorp, Inc., Class A .........         20,105
     1,965 Simon Property Group, Inc. ..............        101,076
    12,194 State Street Corp. ......................        575,557
    13,325 Torchmark Corp. .........................        493,558
     1,500 Travelers Cos., Inc. (The) ..............         61,560
    23,850 UBS AG ..................................        291,209
     5,000 Unum Group ..............................         79,300
     8,100 Wells Fargo & Co. .......................        196,506
                                                       ------------
                                                          6,783,284
                                                       ------------
 HEALTH CARE -- 13.0%
     8,600 Aetna, Inc. .............................        215,430
    14,625 AmerisourceBergen Corp., Class A ........        259,447
     3,500 Amgen, Inc. + ...........................        185,290
     4,000 Bristol-Myers Squibb Co. ................         81,240
    12,650 Cardinal Health, Inc. ...................        386,458
     2,900 Cigna Corp. .............................         69,861
     2,300 Community Health Systems, Inc. + ........         58,075
       900 Eli Lilly & Co. .........................         31,176
        44 Emergent Biosolutions, Inc. + ...........            631
     2,661 Health Management Associates, Inc.,
            Class A + ..............................         13,145
     4,400 Insmed, Inc. + .........................           4,400
    13,250 Johnson & Johnson ......................         752,600
     3,600 Kindred Healthcare, Inc. + .............          44,532

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                      June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
HEALTH CARE -- 13.0% (CONTINUED)
     3,500 KV Pharmaceutical Co., Class A + .......    $     11,235
     3,000 Life Technologies Corp. + ..............         125,160
     1,300 Matrixx Initiatives, Inc. + ............           7,267
     1,100 Maxygen, Inc. + ........................           7,392
     1,200 Omnicare, Inc. .........................          30,912
    38,300 Pfizer, Inc. ...........................         574,500
       171 RehabCare Group, Inc. + ................           4,092
     1,600 UnitedHealth Group, Inc. ...............          39,968
    10,600 WellPoint, Inc. + ......................         539,434
     5,875 Zimmer Holdings, Inc. + ................         250,275
                                                       ------------
                                                          3,692,520
                                                       ------------
INDUSTRIALS -- 8.3%
     2,700 APAC Customer Services, Inc. + .........          13,851
     3,939 Armstrong World Industries, Inc. + .....          64,954
     8,825 Boeing Co. .............................         375,063
        24 Chart Industries, Inc. + ...............             436
     2,200 Cooper Industries, Ltd., Class A .......          68,310
     1,200 Cummins, Inc. ..........................          42,252
     7,900 Dollar Thrifty Automotive Group, Inc. +          110,205
     1,250 Fluor Corp. ............................          64,112
     4,300 General Dynamics Corp. .................         238,177
    21,500 General Electric Co. ...................         251,980
     1,100 Goodrich Corp. .........................          54,967
     5,300 Hawaiian Holdings, Inc. + ..............          31,906
     4,400 L-3 Communications Holdings, Inc.,
           Class 3 ................................         305,272
        22 Layne Christensen Co. + ................             450
        59 McDermott International, Inc. + ........           1,198
    11,100 Northrop Grumman Corp. .................         507,048
     2,400 Paragon Shipping, Inc., Class A ........           8,760
        90 PRG-Schultz International, Inc. + ......             243
     1,200 SPX Corp. ..............................          58,764
     3,144 Standard Register Co. (The) ............          10,250
     5,400 Timken Co. .............................          92,232
       800 Tredegar Corp. .........................          10,656
     1,775 Tyco International, Ltd. ...............          46,115
                                                       ------------
                                                          2,357,201
                                                       ------------
INFORMATION TECHNOLOGY -- 12.3%
     4,600 3Com Corp. + ...........................          21,666
       900 Adaptec, Inc. + ........................           2,385
   151,700 Alcatel-Lucent ADR .....................         376,216
     2,600 Analog Devices, Inc. ...................          64,428
     1,000 Automatic Data Processing, Inc. ........          35,440
    23,075 CA, Inc. ...............................         402,197
     3,100 Computer Sciences Corp. + ..............         137,330
     4,300 Corning, Inc. ..........................          69,058
    26,025 Dell, Inc. + ...........................         357,323
     4,200 EMC Corp. + ............................          55,020
    11,490 Global Cash Access Holdings, Inc. + ....          91,461
     1,800 i2 Technologies, Inc. + ................          22,590
     2,800 International Business Machines Corp. ..         292,376
    10,125 Lam Research Corp. + ...................         263,250
       121 Lexmark International, Inc., Class A + .           1,918
     7,200 Marvell Technology Group, Ltd. + .......          83,808
    14,098 Microsoft Corp. ........................         335,110
    64,200 Motorola, Inc. .........................         425,646
    37,085 OpenTV Corp., Class A + ................          48,952
     1,700 TeleTech Holdings, Inc. + ..............          25,755
    17,275 Tyco Electronics, Ltd. .................         321,142
     2,800 Vishay Intertechnology, Inc. + .........          19,012
     2,100 Western Digital Corp. + ................          55,650
                                                       ------------
                                                          3,507,733
                                                       ------------
MATERIALS -- 3.7%
     1,800 Ashland, Inc.                                     50,490

   SHARES                                                   VALUE
   ------                                                 ---------
MATERIALS -- 3.7% (CONTINUED)
     2,200 Celanese Corp., Ser A, Class A .........   $      52,250
     4,308 Cemex SAB de CV ADR + ..................          40,236
       900 CF Industries Holdings, Inc. ...........          66,726
       800 Clearwater Paper Corp. + ...............          20,232
       900 Cliffs Natural Resources, Inc. .........          22,023
     4,400 Eastman Chemical Co. ...................         166,760
     3,100 Freeport-McMoRan Copper & Gold, Inc. ...         155,341
     7,592 Glatfelter .............................          67,569
     2,600 Huntsman Corp. .........................          13,078
       400 Mosaic Co. (The) .......................          17,720
     1,900 Omnova Solutions, Inc. + ...............           6,194
     2,300 Schweitzer-Mauduit International, Inc. .          62,583
    18,400 Temple-Inland, Inc. ....................         241,408
     2,050 Walter Energy, Inc. ....................          74,292
                                                       ------------
                                                         1,056,902
TELECOMMUNICATION SERVICES -- 2.7%
    19,500 AT&T, Inc. .............................         484,380
    13,900 Qwest Communications International,
           Inc. ...................................          57,685
    11,300 Sprint Nextel Corp. + .................           54,353
     5,300 Verizon Communications, Inc. ..........          162,869
                                                       ------------
                                                            759,287
                                                       ------------
UTILITIES -- 3.1%
     6,000 AES Corp. (The) + .....................           69,660
       100 Amerigas Partners(A) ..................            3,373
       200 Consolidated Edison, Inc. .............            7,484
     5,200 Dominion Resources, Inc. ..............          173,784
       400 Exelon Corp. ..........................           20,484
     2,500 Mirant Corp. + ........................           39,350
     2,600 Northeast Utilities ...................           58,006
     1,800 NRG Energy, Inc. + ....................           46,728
     1,400 PG&E Corp. ............................           53,816
     6,650 Sempra Energy .........................          330,039
     1,725 Wisconsin Energy Corp. ................           70,225
                                                       ------------
                                                            872,949
                                                       ------------
Total Common Stock (Cost $30,832,583) ............       28,150,256
                                                       ------------
CASH EQUIVALENT -- 1.1%
   321,991 PNC Institutional Money
           Market Trust, 0.05% (A) ...............          321,991
                                                       ------------
Total Cash Equivalent (Cost $321,991) ............          321,991
                                                       ------------
Total Investments -- 100.0%
(Cost $31,154,574) ...............................       28,472,247
Other Assets & Liabilities, Net -- 0.0% ..........           (1,681)
                                                       ------------
NET ASSETS -- 100.0% .............................     $ 28,470,566
                                                       ============
(A) Rate shown is the 7-day effective yield as of June 30, 2009.
 + Non-income producing security.
   ADR - American Depositary Receipt
   REIT - Real Estate Investment Trust

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                  VALUE
   ------                                                  -----
COMMON STOCK -- 98.8%

CONSUMER DISCRETIONARY -- 16.7%
     5,563 99 Cents Only Stores + .....................  $   75,546
       175 Aaron's, Inc. ..............................       5,219
     1,150 Aeropostale, Inc. + ........................      39,411
     1,100 American Axle & Manufacturing
           Holdings, Inc. .............................       3,784
     1,426 American Eagle Outfitters, Inc. ............      20,206
       799 America's Car-Mart, Inc. + .................      16,379
       700 Arbitron, Inc. .............................      11,123
       150 Bally Technologies, Inc. + .................       4,488
       175 Blue Nile, Inc. + ..........................       7,523
       800 Buckle, Inc. (The) .........................      25,416
       500 Cabela's, Inc. + ...........................       6,150
       600 California Pizza Kitchen, Inc. + ...........       7,974
       400 Carmike Cinemas, Inc. ......................       3,352
     1,500 Cato Corp. (The), Class A ..................      26,160
       100 CEC Entertainment, Inc. + ..................       2,948
     1,700 Charlotte Russe Holding, Inc. + ............      21,896
       300 Cheesecake Factory (The) + .................       5,190
     4,851 Chico's FAS, Inc. + ........................      47,200
     2,500 Christopher & Banks Corp. ..................      16,775
       400 Coldwater Creek, Inc. + ....................       2,424
       300 Collective Brands, Inc. + ..................       4,371
     1,100 Cooper Tire & Rubber Co. ...................      10,912
       875 Corinthian Colleges, Inc. + ................      14,814
       430 DeVry, Inc. ................................      21,517
       400 Dress Barn, Inc. + .........................       5,720
       300 Exide Technologies + .......................       1,119
       200 Fred's, Inc., Class A ......................       2,520
       100 Genesco, Inc. + ............................       1,877
     1,430 Global Sources, Ltd. + .....................      10,310
     1,608 Group 1 Automotive, Inc. ...................      41,840
     1,195 Gymboree Corp. + ...........................      42,399
       500 hhgregg, Inc. + ............................       7,580
       100 HOT Topic, Inc. + ..........................         731
     1,300 J. Crew Group, Inc. + ......................      35,126
       500 Jo-Ann Stores, Inc. + ......................      10,335
     1,200 Journal Communications, Inc., Class A ......       1,260
     3,100 Leapfrog Enterprises, Inc., Class A + ......       7,099
     1,300 Live Nation, Inc. + ........................       6,318
       500 Marvel Entertainment, Inc. + ...............      17,795
       125 Matthews International Corp., Class A ......       3,890
     1,000 Mediacom Communications Corp.,
           Class A + ..................................       5,110
       300 Men's Wearhouse, Inc. (The) ................       5,754
       770 Monro Muffler, Inc. ........................      19,797
       200 Morgans Hotel Group Co. + ..................         766
     1,200 NutriSystem, Inc. ..........................      17,400
       163 Overstock.com, Inc. + ......................       1,949
       315 Panera Bread Co., Class A + ................      15,706
       411 Peet's Coffee & Tea, Inc. + ................      10,357
       200 PetMed Express, Inc. .......................       3,006
       325 Pre-Paid Legal Services, Inc. + ............      14,167
     2,500 RCN Corp. + ................................      14,925
       300 Red Robin Gourmet Burgers, Inc. + ..........       5,625
     2,900 Smith & Wesson Holding Corp. + .............      16,472
     1,225 Sotheby's ..................................      17,285
        50 Spartan Motors, Inc. .......................         566
       600 Stage Stores, Inc. .........................       6,660
       712 Stamps.com, Inc. + .........................       6,038
     1,700 Standard Pacific Corp. + ...................       3,451
     1,050 Steven Madden, Ltd. + ......................      26,722
       261 Strayer Education, Inc. ....................      56,926


   SHARES                                                   VALUE
   ------                                                 ---------
  CONSUMER DISCRETIONARY -- 16.7% (CONTINUED)
       400 Systemax, Inc. + ...........................  $    4,764
     2,550 Texas Roadhouse, Inc., Class A + ...........      27,821
       400 Tupperware Brands Corp. ....................      10,408
     1,469 Tween Brands, Inc. + .......................       9,813
       175 Universal Electronics, Inc. + ..............       3,530
       127 Warnaco Group, Inc. (The) + ................       4,115
     1,000 Wendy's/Arby's Group, Inc., Class A ........       4,000
       200 Winnebago Industries .......................       1,486
       275 Wonder Auto Technology, Inc. + .............       2,786
     2,200 Youbet.com, Inc. + .........................       7,260
                                                         ----------
                                                            921,362
                                                         ----------
CONSUMER STAPLES -- 3.4%
     2,400 Alliance One International, Inc. + .........       9,120
     1,000 American Oriental Bioengineering, Inc. + ...       5,290
       200 Casey's General Stores, Inc ................       5,138
        75 Chattem, Inc. + ............................       5,107
       800 Chiquita Brands International, Inc. + ......       8,208
       600 Darling International, Inc. + ..............       3,960
       800 Flowers Foods, Inc .........................      17,472
       112 Green Mountain Coffee Roasters, Inc. + .....       6,622
       687 Lance, Inc .................................      15,890
     1,300 Pantry, Inc. (The) + .......................      21,580
       300 Pricesmart, Inc ............................       5,025
     8,000 Star Scientific, Inc. + ....................       7,120
     1,690 TreeHouse Foods, Inc. + ....................      48,621
       300 United Natural Foods, Inc. + ...............       7,875
       550 USANA Health Sciences, Inc. + ..............      16,352
       500 Winn-Dixie Stores, Inc. + ..................       6,270
                                                         ----------
                                                            189,650
                                                         ----------
ENERGY -- 6.6%
     1,380 Arena Resources, Inc. + ....................      43,953
       100 Atlas America, Inc. ........................       1,787
     2,700 BPZ Resources, Inc. + ......................      13,203
       318 Comstock Resources, Inc. + .................      10,510
        75 Contango Oil & Gas Co. + ...................       3,187
       445 Core Laboratories NV .......................      38,782
     2,325 Endeavour International Corp. + ............       3,162
     2,167 EXCO Resources, Inc. + .....................      27,998
       800 General Maritime Corp. .....................       7,912
     1,760 Goodrich Petroleum Corp. + .................      43,278
       600 Gulfport Energy Corp. + ....................       4,110
       250 Lufkin Industries, Inc. ....................      10,512
     1,835 Matrix Service Co. + .......................      21,066
       500 McMoRan Exploration Co. + ..................       2,980
       634 Oceaneering International, Inc. + ..........      28,657
       252 PetroHawk Energy Corp. + ...................       5,620
     3,518 Rosetta Resources, Inc. + ..................      30,782
        84 Smith International, Inc. ..................       2,163
       200 Stone Energy Corp. + .......................       1,484
     1,426 Superior Energy Services, Inc. + ...........      24,627
       200 Willbros Group, Inc. + .....................       2,502
       800 World Fuel Services Corp. ..................      32,984
                                                         ----------
                                                            361,259
                                                         ----------
FINNANCIALS -- 6.5%
       150 Anworth Mortgage Asset Corp ................       1,082
       790 BOK Financial Corp .........................      29,759
       100 Chemical Financial Corp ....................       1,991
       500 Cohen & Steers, Inc ........................       7,475
     1,100 eHealth, Inc. + ............................      19,426
       300 Equity One, Inc ............................       3,978
       350 Financial Federal Corp .....................       7,192
       300 Hancock Holding Co .........................       9,747

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 6.5% (CONTINUED)
       100 Infinity Property & Casualty ...............  $    3,646
     1,600 Inland Real Estate Corp. ...................      11,200
       100 Investment Technology Group, Inc. + ........       2,039
     1,078 Lazard, Ltd., Class A ......................      29,020
       250 Life Partners Holdings, Inc. ...............       3,545
       500 LTC Properties, Inc. .......................      10,225
       100 Mid-America Apartment Communities,
           Inc. .......................................       3,671
       225 optionsXpress Holdings, Inc. ...............       3,494
        75 Penson Worldwide, Inc. + ...................         671
     2,096 Pinnacle Financial Partners, Inc. + ........      27,919
       350 Prospect Capital Corp. .....................       3,220
     1,500 Signature Bank + ...........................      40,680
     1,380 SVB Financial Group + ......................      37,564
       675 SWS Group, Inc. ............................       9,430
     3,178 Texas Capital Bancshares, Inc. + ...........      49,164
       300 Tower Group, Inc. ..........................       7,434
     2,519 Trustco Bank Corp. .........................      14,887
        75 U.S. Global Investors, Inc., Class A .......         695
         1 United Community Banks, Inc. ...............           6
       250 Westamerica Bancorporation .................      12,402
       200 World Acceptance Corp. + ...................       3,982
                                                         ----------
                                                            355,544
                                                         ----------
HEALTH CARE -- 19.8%
     1,425 Abaxis, Inc. + .............................      29,270
       100 Acorda Therapeutics, Inc. + ................       2,819
     1,650 Affymetrix, Inc. + .........................       9,784
       200 Air Methods Corp. + ........................       5,472
       475 Albany Molecular Research, Inc. + ..........       3,985
     1,050 Alexion Pharmaceuticals, Inc. + ............      43,176
       150 Alexza Pharmaceuticals, Inc. + .............         355
       125 Align Technology, Inc. + ...................       1,325
        50 Alkermes, Inc. + ...........................         541
     1,675 Allos Therapeutics, Inc. + .................      13,886
       392 Allscripts-Misys Healthcare Solutions, Inc.        6,217
       300 Alnylam Pharmaceuticals, Inc. + ............       6,681
       125 AMAG Pharmaceuticals, Inc. + ...............       6,834
       524 Amedisys, Inc. + ...........................      17,302
       700 American Medical Systems Holdings,
           Inc. + .....................................      11,060
       700 Angiodynamics, Inc. + ......................       9,289
       300 Array Biopharma, Inc. + ....................         942
     1,205 athenahealth, Inc. + .......................      44,597
       700 Bio-Reference Labs, Inc. + .................      22,127
       800 BioScrip, Inc. + ...........................       4,736
       280 Bruker Corp. + .............................       2,593
       125 Centene Corp. + ............................       2,497
       625 Chemed Corp. ...............................      24,675
       500 Columbia Laboratories, Inc. + ..............         570
       375 Corvel Corp. + .............................       8,539
       650 CryoLife, Inc. + ...........................       3,601
     1,475 Cubist Pharmaceuticals, Inc. + .............      27,037
     1,576 Cyberonics, Inc. + .........................      26,209
     1,025 Cypress Bioscience, Inc. + .................       9,656
       200 Dendreon Corp. + ...........................       4,970
       150 Dionex Corp. + .............................       9,154
     1,250 Enzo Biochem, Inc. + .......................       5,538
       476 eResearchTechnology, Inc. + ................       2,956
       650 Genoptix, Inc. + ...........................      20,793
       425 Geron Corp. + ..............................       3,260
        50 GTx, Inc. + ................................         461
       250 Haemonetics Corp. + ........................      14,250
       300 Halozyme Therapeutics, Inc. + ..............       2,091


   SHARES                                                   VALUE
   ------                                                 ---------
HEALTH CARE -- 19.8% (CONTINUED)
       400 Healthways, Inc. + .........................  $    5,380
     1,345 HMS Holdings Corp. + .......................      54,768
     1,010 ICON PLC ADR + .............................      21,796
       250 ICU Medical, Inc. + ........................      10,287
     2,250 Immucor, Inc. + ............................      30,960
       225 Immunomedics, Inc. + .......................         571
       500 inVentiv Health, Inc. + ....................       6,765
       129 Isis Pharmaceuticals, Inc. + ...............       2,129
       775 Kendle International, Inc. + ...............       9,486
       125 Landauer, Inc. .............................       7,668
       950 LHC Group, Inc. + ..........................      21,100
     1,425 Martek Biosciences Corp. ...................      30,139
       820 Masimo Corp. + .............................      19,770
       900 Maxygen, Inc. + ............................       6,048
       250 Medarex, Inc. + ............................       2,087
     1,300 Medicines Co. (The) + ......................      10,907
     1,300 Medicis Pharmaceutical Corp., Class A ......      21,216
     1,650 Meridian Bioscience, Inc. ..................      37,257
     1,175 Merit Medical Systems, Inc. + ..............      19,152
       215 Molina Healthcare, Inc. + ..................       5,143
       600 Myriad Genetics, Inc. + ....................      21,390
       150 Myriad Pharmaceuticals, Inc. + .............         697
     1,300 Nighthawk Radiology Holdings, Inc. + .......       4,810
     1,650 Noven Pharmaceuticals, Inc. + ..............      23,595
     1,100 Obagi Medical Products, Inc. + .............       8,019
        50 Odyssey HealthCare, Inc. + .................         514
       551 Omnicell, Inc. + ...........................       5,923
       550 Onyx Pharmaceuticals, Inc. + ...............      15,543
     1,342 OSI Pharmaceuticals, Inc. + ................      37,885
       425 Pain Therapeutics, Inc. + ..................       2,282
       564 Palomar Medical Technologies, Inc. + .......       8,268
       450 Par Pharmaceutical Cos., Inc. + ............       6,818
     1,627 Parexel International Corp. + ..............      23,396
     1,100 PDL BioPharma, Inc. ........................       8,690
       501 Perrigo Co. ................................      13,918
       430 Quality Systems, Inc. ......................      24,493
     1,525 Questcor Pharmaceuticals, Inc. + ...........       7,625
       650 Quidel Corp. + .............................       9,464
       825 Regeneron Pharmaceuticals, Inc. + ..........      14,784
       400 Rigel Pharmaceuticals, Inc. + ..............       4,848
       850 Savient Pharmaceuticals, Inc. + ............      11,781
     1,150 Somanetics Corp. + .........................      18,987
       150 SonoSite, Inc. + ...........................       3,009
       525 STERIS Corp. ...............................      13,692
     1,550 SXC Health Solutions Corp. + ...............      39,401
        75 Symmetry Medical, Inc. + ...................         699
       400 Varian, Inc. + .............................      15,772
        75 West Pharmaceutical Services, Inc. .........       2,614
       475 Zoll Medical Corp. + .......................       9,187
                                                         ----------
                                                          1,089,981
                                                         ----------
INDUSTRIALS -- 12.2%
       130 AAR Corp. + ................................       2,087
       675 Administaff, Inc. ..........................      15,707
     1,600 Advanced Battery Technologies, Inc. + . ....       6,432
       300 Advisory Board Co. (The) + .................       7,710
     2,800 Airtran Holdings, Inc. + ...................      17,332
       262 American Commercial Lines, Inc. + ..........       4,056
       300 American Ecology Corp. .....................       5,376
       200 American Railcar Industries, Inc. ..........       1,652
       100 American Science & Engineering, Inc. .......       6,912
       500 Apogee Enterprises, Inc. ...................       6,150
       100 Astec Industries, Inc. + ...................       2,969
        75 Axsys Technologies, Inc. + .................       4,023

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INDUSTRIALS -- 12.2% (CONTINUED)
       175 Badger Meter, Inc. .........................  $    7,175
     2,437 BE Aerospace, Inc. + .......................      34,995
       725 Brady Corp., Class A .......................      18,212
     1,214 Briggs & Stratton Corp. ....................      16,195
     1,430 Bucyrus International, Inc., Class A .......      40,841
       100 CDI Corp. ..................................       1,115
       100 China Fire & Security Group, Inc. + ........       1,217
       575 Clean Harbors, Inc. + ......................      31,044
       175 Columbus McKinnon Corp. + ..................       2,214
        50 Comfort Systems USA, Inc. ..................         513
       820 Copart, Inc. + .............................      28,429
        50 Cubic Corp. ................................       1,790
       750 Dycom Industries, Inc. + ...................       8,302
        25 Energy Conversion Devices, Inc. + ..........         354
     2,180 EnerSys + ..................................      39,654
       157 Equifax, Inc. ..............................       4,098
       297 Flow International Corp. + .................         698
       375 FTI Consulting, Inc. + .....................      19,020
       125 Genco Shipping & Trading, Ltd. .............       2,715
     1,118 GenCorp, Inc. + ............................       2,135
        34 Graham Corp. ...............................         452
       400 Houston Wire & Cable Co. ...................       4,764
       345 II-VI, Inc. + ..............................       7,649
       489 Kaman Corp. ................................       8,166
       175 Knight Transportation, Inc. ................       2,896
       100 Lindsay Corp. ..............................       3,310
       601 Lydall, Inc. + .............................       2,043
       533 Marten Transport, Ltd. + ...................      11,065
       153 Middleby Corp. + ...........................       6,720
     1,050 Mine Safety Appliances Co. .................      25,305
        50 Navigant Consulting, Inc. + ................         646
       175 Nordson Corp. ...............................      6,765
     1,105 Old Dominion Freight Line, Inc. + ..........      37,095
     4,500 Pacer International, Inc. ..................      10,035
       175 Resources Connection, Inc. + ...............       3,005
       530 Ritchie Bros. Auctioneers, Inc. ............      12,428
     1,341 Rollins, Inc. ..............................      23,213
     1,000 Standard Register Co. (The) ................       3,260
       175 Sun Hydraulics Corp. .......................       2,830
       150 Taser International, Inc. + ................         684
       350 Teledyne Technologies, Inc. + ..............      11,462
        43 Tetra Tech, Inc. + .........................       1,232
       426 Titan International, Inc. ..................       3,182
       700 Titan Machinery, Inc. + ....................       8,883
        50 TransDigm Group, Inc. + ....................       1,810
       875 Tredegar Corp. .............................      11,655
     1,135 Triumph Group, Inc. ........................      45,400
       580 TrueBlue, Inc. + ...........................       4,872
     2,200 UAL Corp. + ................................       7,018
     1,003 Wabtec Corp. ...............................      32,267
       600 Watson Wyatt Worldwide, Inc., Class A ......      22,518
       600 Werner Enterprises, Inc. ...................      10,872
                                                         ----------
                                                            674,624
                                                         ----------
INFORMATION TECHNOLOGY -- 27.8%
     2,100 3Com Corp. + ...............................       9,891
        50 ACI Worldwide, Inc. + ......................         698
       825 Actuate Corp. + ............................       3,944
     1,004 Advanced Analogic Technologies, Inc. + .....       4,608
       500 Amkor Technology, Inc. + ...................       2,365
       200 Anixter International, Inc. + ..............       7,518
       175 ANSYS, Inc. + ..............................       5,453
     3,740 Ariba, Inc. + ..............................      36,802
     2,394 Art Technology Group, Inc. + ...............       9,097


   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 27.8% (CONTINUED)
       100 AsiaInfo Holdings, Inc. + ..................  $    1,721
       600 ATMI, Inc. + ...............................       9,318
        50 Avocent Corp. + ............................         698
       225 Bankrate, Inc. + ...........................       5,679
       650 Blue Coat Systems, Inc. + ..................      10,751
     3,200 Brightpoint, Inc. + ........................      20,064
       320 Cabot Microelectronics Corp. + .............       9,053
       675 CACI International, Inc., Class A + ........      28,829
     3,600 Ciber, Inc. + ..............................      11,160
       450 Cirrus Logic, Inc. + .......................       2,025
       350 Cognex Corp. ...............................       4,945
       950 Cogo Group, Inc. + .........................       5,671
       200 CommVault Systems, Inc. + ..................       3,316
       600 comScore, Inc. + ...........................       7,992
     1,800 Concur Technologies, Inc. + ................      55,944
       556 CSG Systems International, Inc. + ..........       7,361
       453 CTS Corp. ..................................       2,967
     1,482 Cybersource Corp. + ........................      22,675
       625 Cymer, Inc. + ..............................      18,581
     1,275 Daktronics, Inc. ...........................       9,817
     1,945 DG FastChannel, Inc. + .....................      35,594
       815 Digital River, Inc. + ......................      29,601
       100 Double-Take Software, Inc. + ...............         865
       525 Earthlink, Inc. ............................       3,890
       300 Emcore Corp. + .............................         378
       475 Emulex Corp. + .............................       4,645
       570 Equinix, Inc. + ............................      41,462
        63 Factset Research Systems, Inc. .............       3,142
        50 FARO Technologies, Inc. + ..................         777
       300 FEI Co. + ..................................       6,870
     2,001 FLIR Systems, Inc. + .......................      45,143
        50 GSI Commerce, Inc. + .......................         713
       100 Harmonic, Inc. + ...........................         589
     7,579 Heartland Payment Systems, Inc. ............      72,531
       175 Hittite Microwave Corp. + ..................       6,081
       400 Hutchinson Technology, Inc. + ..............         780
     1,800 Hypercom Corp. + ...........................       2,700
       400 i2 Technologies, Inc. + ....................       5,020
       700 Immersion Corp. + ..........................       3,458
     1,300 Infinera Corp. + ...........................      11,869
     1,760 Informatica Corp. + ........................      30,254
       700 Insight Enterprises, Inc. + ................       6,762
       272 InterDigital, Inc. + .......................       6,648
     1,200 Intermec, Inc. + ...........................      15,480
       125 IPG Photonics Corp. + ......................       1,371
       675 j2 Global Communications, Inc. + ...........      15,228
       100 Jack Henry & Associates, Inc. ..............       2,075
        50 Knot, Inc. (The) + .........................         394
       800 L-1 Identity Solutions, Inc., Class 1 + ....       6,192
       100 Littelfuse, Inc. (+) .......................       1,996
       650 LoopNet, Inc. + ............................       5,038
     1,730 Macrovision Solutions Corp. + ..............      37,731
       650 Manhattan Associates, Inc. + ...............      11,843
       300 Mantech International Corp., Class A + .....      12,912
     1,700 Methode Electronics, Inc. ..................      11,934
     1,000 Micrel, Inc. ...............................       7,320
     1,900 Microsemi Corp. + ..........................      26,220
       475 MicroStrategy, Inc., Class A + .............      23,855
     3,800 MIPS Technologies, Inc., Class A + .........      11,400
       900 ModusLink Global Solutions, Inc. + .........       6,174
     5,700 MoneyGram International, Inc. + ............      10,146
     2,903 Monolithic Power Systems, Inc. + ...........      65,056
       238 Multi-Fineline Electronix, Inc. + ..........       5,093
       428 Netgear, Inc. + ............................       6,167

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                     June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 27.8% (CONTINUED)
     1,380 Netlogic Microsystems, Inc. + ..............  $   50,315
        50 Netscout Systems, Inc. + ...................         469
       269 Nice Systems, Ltd. ADR + ...................       6,206
     1,400 Novatel Wireless, Inc. + ...................      12,628
       288 Omniture, Inc. + ...........................       3,617
       500 Palm, Inc. + ...............................       8,285
        50 Perficient, Inc. + .........................         349
       488 Perot Systems Corp., Class A + .............       6,993
     1,120 Phoenix Technologies, Ltd. + ...............       3,035
     1,700 Photronics, Inc. + .........................       6,885
       175 Plexus Corp. + .............................       3,581
       825 Presstek, Inc. + ...........................       1,147
       385 Progress Software Corp. + ..................       8,150
     1,600 Quantum Corp. + ............................       1,328
     4,508 Rackspace Hosting, Inc. + ..................      62,481
       300 Radisys Corp. + ............................       2,703
       805 RightNow Technologies, Inc. + ..............       9,499
        50 Riverbed Technology, Inc. + ................       1,160
       100 Rofin-Sinar Technologies, Inc. + ...........       2,001
       350 Rogers Corp. + .............................       7,081
       400 Scansource, Inc. + .........................       9,808
       300 Sigma Designs, Inc. + ......................       4,812
     7,358 Skyworks Solutions, Inc. + .................      71,961
     1,200 Solera Holdings, Inc. + ....................      30,480
       350 SPSS, Inc. + ...............................      11,680
       225 Standard Microsystems Corp. + ..............       4,601
     1,515 Starent Networks Corp. + ...................      36,981
       925 Sybase, Inc. + .............................      28,989
       400 Symyx Technologies + .......................       2,340
       946 Synaptics, Inc. + ..........................      36,563
       200 Synchronoss Technologies, Inc. + ...........       2,454
       225 Syntel, Inc. ...............................       7,074
     2,400 Take-Two Interactive Software, Inc. ........      22,728
       500 Taleo Corp., Class A + .....................       9,135
       400 TeleCommunication Systems, Inc.,
           Class A + ..................................       2,844
     1,625 TeleTech Holdings, Inc. + ..................      24,619
       650 Tessera Technologies, Inc. + ...............      16,439
       600 THQ, Inc. + ................................       4,296
       650 Tyler Technologies, Inc. + .................      10,153
        50 Ultratech, Inc. + ..........................         616
       250 United Online, Inc. ........................       1,627
     3,200 Utstarcom, Inc. + ..........................       5,216
       710 VASCO Data Security International,
           Inc. + .....................................       5,190
        50 Vignette Corp. + ...........................         657
       605 VistaPrint, Ltd. + .........................      25,803
     1,280 Vocus, Inc. + ..............................      25,293
       747 Volterra Semiconductor Corp. + .............       9,816
                                                         ----------
                                                          1,532,428
                                                         ----------
MATERIALS -- 4.0%
       200 AM Castle & Co. ............................       2,416
        50 American Vanguard Corp. ....................         565
       325 Arch Chemicals, Inc. .......................       7,992
       100 Balchem Corp. ..............................       2,452
       300 Calgon Carbon Corp. + ......................       4,167
       100 Clearwater Paper Corp. + ...................       2,529
     1,690 Commercial Metals Co. ......................      27,091
       250 Compass Minerals International, Inc. .......      13,727
       300 Ferro Corp. ................................         825
       103 Flotek Industries, Inc. + ..................         209
       650 HB Fuller Co. ..............................      12,200
       900 Headwaters, Inc. + .........................       3,024



   SHARES                                                   VALUE
   ------                                                 ---------
MATERIALS -- 4.0% (CONTINUED)
       710 Intrepid Potash, Inc. + ....................  $   19,937
       800 Myers Industries, Inc. .....................       6,656
       670 Schnitzer Steel Industries, Inc., Class A ..      35,416
       300 Schulman A, Inc. ...........................       4,533
       400 Sensient Technologies Corp. ................       9,028
     1,400 Spartech Corp. .............................      12,866
     4,500 WR Grace & Co. + ...........................      55,665
                                                         ----------
                                                            221,298
                                                         ----------
TELECOMMUNICATION SERVICES -- 1.3%
       425 Cbeyond, Inc. + ............................       6,099
     1,351 Cincinnati Bell, Inc. + ....................       3,837
       100 General Communication, Inc., Class A + .....         693
       700 Global Crossing, Ltd. + ....................       6,426
       100 Neutral Tandem, Inc. + .....................       2,952
       300 PAETEC Holding Corp. + .....................         810
     1,480 Syniverse Holdings, Inc. + .................      23,724
     2,386 tw telecom, Inc., Class A + ................      24,504
                                                         ----------
                                                             69,045
                                                         ----------
UTILITIES -- 0.5%
       550 Allete, Inc ................................      15,813
       163 Black Hills Corp ...........................       3,747
        18 ITC Holdings Corp ..........................         816
        25 Ormat Technologies, Inc ....................       1,008
       100 South Jersey Industries, Inc ...............       3,489
                                                         ----------
                                                             24,873
                                                         ----------
Total Common Stock (Cost $5,264,476) ..................   5,440,064
                                                         ----------
CASH EQUIVALENT -- 0.9%
    51,215 PNC Institutional Money
           Market Trust, 0.05% (A) ....................      51,215
                                                         ----------
Total Cash Equivalent (Cost $51,215) ..................      51,215
                                                         ----------
PREFERRED STOCK -- 0.1%

HEALTH CARE -- 0.1%
        28 Inverness Medical Innovations, Inc. ........       6,241
                                                         ----------
Total Preferred Stock (Cost $3,870) ...................       6,241
                                                         ----------
Total Investments -- 99.8%
(Cost $5,319,561) .....................................   5,497,520
Other Assets & Liabilities, Net -- 0.2% ...............      13,368
                                                         ----------
NET ASSETS -- 100.0% ..................................  $5,510,888
                                                         ==========

(A) Rate shown is the 7-day effective yield as of June 30, 2009.
  + Non-income producing security.
    ADR - American Depositary Receipt

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                      June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                  VALUE
   ------                                                  -----

COMMON STOCK -- 98.1%*

CONSUMER DISCRETIONARY -- 12.4%
     1,600 1-800-Flowers.com, Inc., Class A + ........  $     3,072
       500 American Greetings Corp., Class A .........        5,840
     2,500 Belo Corp., Class A .......................        4,475
     1,400 Blockbuster, Inc., Class A + ..............          924
       300 Blue Nile, Inc. + .........................       12,897
       100 Blyth, Inc. ...............................        3,279
     1,350 Bob Evans Farms, Inc. .....................       38,799
       600 Brunswick Corp. ...........................        2,592
       200 Buckle, Inc. (The) ........................        6,354
     1,600 Build-A-Bear Workshop, Inc., Class A + ....        7,152
       700 Cabela's, Inc. + ..........................        8,610
     2,300 Cache, Inc. + .............................        8,924
       400 California Pizza Kitchen, Inc. + ..........        5,316
       300 Casual Male Retail Group, Inc. + ..........          657
     5,400 Cato Corp. (The), Class A .................       94,176
     3,200 Charlotte Russe Holding, Inc. + ...........       41,216
       300 Childrens Place Retail Stores, Inc.
           (The) + ...................................        7,929
     4,600 Christopher & Banks Corp. .................       30,866
       300 Collective Brands, Inc. + .................        4,371
       100 Cooper Tire & Rubber Co. ..................          992
       100 DeVry, Inc. ...............................        5,004
     8,500 Dillard's, Inc., Class A ..................       78,200
     1,600 Dress Barn, Inc. + ........................       22,880
     2,400 EW Scripps Co., Class A ...................        5,016
       500 Finish Line, Inc., Class A ................        3,710
       800 Fred's, Inc., Class A .....................       10,080
       700 Genesco, Inc. + ...........................       13,139
     8,000 Golfsmith International Holdings, Inc. + ..       12,000
       700 Great Wolf Resorts, Inc. + ................        1,428
     4,050 Hooker Furniture Corp. ....................       46,494
     2,400 HOT Topic, Inc. + .........................       17,544
       250 Interactive Data Corp. ....................        5,785
     1,300 J. Crew Group, Inc. + .....................       35,126
     1,900 Jackson Hewitt Tax Service, Inc. ..........       11,894
       200 Jakks Pacific, Inc. + .....................        2,566
     1,600 Jo-Ann Stores, Inc. + .....................       33,072
     4,700 Leapfrog Enterprises, Inc., Class A + .....       10,763
     4,200 LIN TV Corp., Class A + ...................        7,056
     4,932 Live Nation, Inc. + .......................       23,969
       400 Maidenform Brands, Inc. + .................        4,588
       200 Marvel Entertainment, Inc. + ..............        7,118
     1,200 Men's Wearhouse, Inc. (The) ...............       23,016
       200 Morningstar, Inc. + .......................        8,246
     1,500 New York & Co., Inc. + ....................        4,635
       500 NutriSystem, Inc. .........................        7,250
     7,300 Orbitz Worldwide, Inc. + ..................       13,870
       500 Oxford Industries, Inc. ...................        5,825
       405 Peet's Coffee & Tea, Inc. + ...............       10,206
       100 Perry Ellis International, Inc. + .........          728
       700 PetMed Express, Inc. ......................       10,521
       400 Regis Corp. ...............................        6,964
       900 Rent-A-Center, Inc., Class A + ............       16,047
     1,500 Sealy Corp. + .............................        2,940
    10,900 Sinclair Broadcast Group, Inc., Class A ...       21,146
       600 Sotheby's .................................        8,466
       100 Spartan Motors, Inc. ......................        1,133
     2,200 Stage Stores, Inc. ........................       24,420
     1,541 Stamps.com, Inc. + ........................       13,068
    22,100 Standard Pacific Corp. + ..................       44,863
     1,600 Systemax, Inc. + ..........................       19,056
     2,200 Tuesday Morning Corp. + ...................        7,414
     4,000 Tween Brands, Inc. + ......................       26,720
     1,600 Unifi, Inc. + .............................        2,272




   SHARES                                                  VALUE
   ------                                                  -----
CONSUMER DISCRETIONARY -- 12.4% (CONTINUED)
       700 Unifirst Corp. ............................   $   26,019
       650 WABCO Holdings, Inc. ......................       11,505
     2,000 Wendy's/Arby's Group, Inc., Class A .......        8,000
       100 Wolverine World Wide, Inc. ................        2,206
                                                         ----------
                                                            972,409
                                                         ----------
CONSUMER STAPLES -- 2.8%
       200 Andersons, Inc. (The) .....................        5,988
     3,250 Casey's General Stores, Inc ...............       83,493
       100 Chattem, Inc. + ...........................        6,810
     1,200 Chiquita Brands International, Inc. + .....       12,312
     6,600 Elizabeth Arden, Inc. + ...................       57,618
     1,500 Flowers Foods, Inc ........................       32,760
       300 Pantry, Inc. (The) + ......................        4,980
     1,500 Prestige Brands Holdings, Inc. + ..........        9,225
       200 Ruddick Corp ..............................        4,686
       100 USANA Health Sciences, Inc. + .............        2,973
                                                         ----------
                                                            220,845
                                                         ----------
ENERGY -- 5.8%
     7,300 Acergy SA ADR .............................       71,832
    11,300 Allis-Chalmers Energy, Inc. + .............       26,103
     6,975 Approach Resources, Inc. + ................       48,128
       400 Basic Energy Services, Inc. + .............        2,732
     2,200 Bill Barrett Corp. + ......................       60,412
       200 BPZ Resources, Inc. + .....................          978
       500 Complete Production Services, Inc. + ......        3,180
     1,800 Delek US Holdings, Inc. ...................       15,264
     6,000 Delta Petroleum Corp. + ...................       11,580
       800 EXCO Resources, Inc. + ....................       10,336
       100 General Maritime Corp. ....................          989
     1,600 ION Geophysical Corp. + ...................        4,112
     3,390 McMoRan Exploration Co. + .................       20,204
     6,200 Parallel Petroleum Corp. + ................       12,028
     4,600 Petroquest Energy, Inc. + .................       16,974
       600 Rosetta Resources, Inc. + .................        5,250
     3,000 St. Mary Land & Exploration Co. ...........       62,610
     2,100 Stone Energy Corp. + ......................       15,582
       200 Western Refining, Inc. ....................        1,412
     1,500 World Fuel Services Corp. .................       61,845
                                                         ----------
                                                            451,551
                                                         ----------
FINANCIALS -- 30.2%
       800 American Equity Investment Life Holding
           Co ........................................        4,464
     2,381 Anworth Mortgage Asset Corp ...............       17,167
     3,200 Aspen Insurance Holdings, Ltd .............       71,488
     2,500 Assurant, Inc .............................       60,225
       400 Assured Guaranty, Ltd .....................        4,952
     2,900 Bank Mutual Corp ..........................       25,288
       200 Bank of the Ozarks, Inc ...................        4,326
     4,600 BGC Partners, Inc., Class A ...............       17,434
     2,900 BioMed Realty Trust, Inc ..................       29,667
       800 Brookline Bancorp, Inc ....................        7,456
     1,300 Calamos Asset Management, Inc., Class A ...       18,343
       600 CapLease, Inc .............................        1,656
       500 Cathay General Bancorp ....................        4,755
     1,600 Cedar Shopping Centers, Inc ...............        7,232
     1,600 Chemical Financial Corp ...................       31,856
       200 Citizens, Inc. + ..........................        1,216
     2,600 Cogdell Spencer, Inc ......................       11,154
       400 Cohen & Steers, Inc .......................        5,980
       300 Colonial Properties Trust .................        2,220
     2,100 Columbia Banking System, Inc ..............       21,483
     1,000 Community Bank System, Inc ................       14,560
       300 CompuCredit Corp. + .......................          690
     2,100 Delphi Financial Group, Inc., Class A .....       40,803

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                      June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                  VALUE
   ------                                                  -----
FINANCIALS -- 30.2% (CONTINUED)
     4,800 E*Trade Financial Corp. + .................   $    6,144
       100 East West Bancorp, Inc. ...................          649
     1,400 Education Realty Trust, Inc. ..............        6,006
     2,200 eHealth, Inc. + ...........................       38,852
       225 Enterprise Financial Services Corp. .......        2,045
       900 Entertainment Properties Trust ............       18,540
     4,757 Equity One, Inc. ..........................       63,078
     5,700 Extra Space Storage, Inc. .................       47,595
     1,500 FCStone Group, Inc. + .....................        5,925
     1,410 Financial Federal Corp. ...................       28,976
     1,100 First Bancorp .............................        4,345
       300 First Cash Financial Services, Inc. + .....        5,256
       180 First Citizens BancShares, Inc., Class A ..       24,057
     4,500 First Commonwealth Financial Corp. ........       28,530
       760 First Community Bancshares, Inc. ..........        9,758
     4,600 First Financial Bancorp ...................       34,592
       637 First Financial Bankshares, Inc. ..........       32,079
     1,200 First Mercury Financial Corp. .............       16,524
       600 First Midwest Bancorp, Inc. ...............        4,386
     2,800 First Niagara Financial Group, Inc. .......       31,976
       100 Flushing Financial Corp. ..................          935
     3,500 FNB Corp. .................................       21,665
     5,100 Forestar Group, Inc. + ....................       60,588
       200 Frontier Financial Corp. ..................          242
       335 GAMCO Investors, Inc., Class A ............       16,248
     1,200 GFI Group, Inc. ...........................        8,088
     1,100 Glacier Bancorp, Inc. .....................       16,247
     1,190 Hancock Holding Co. .......................       38,663
     1,250 Hanover Insurance Group, Inc. (The) .......       47,638
       174 Harleysville Group, Inc. ..................        4,910
     1,351 Hercules Technology Growth Capital, Inc. ..       11,294
     1,214 Highwoods Properties, Inc. ................       27,157
       700 Home Properties, Inc. .....................       23,870
     1,300 Horace Mann Educators Corp. ...............       12,961
       261 Independent Bank Corp. ....................        5,142
     1,000 Infinity Property & Casualty ..............       36,460
     8,500 Inland Real Estate Corp. ..................       59,500
       600 Investors Bancorp, Inc. + .................        5,496
       518 Jones Lang LaSalle, Inc. ..................       16,954
     6,000 Kite Realty Group Trust ...................       17,520
     2,600 Knight Capital Group, Inc., Class A + .....       44,330
     1,000 LaBranche & Co., Inc. + ...................        4,300
     1,700 LaSalle Hotel Properties ..................       20,978
       300 Lexington Realty Trust ....................        1,020
     2,865 LTC Properties, Inc. ......................       58,589
       188 M&T Bank Corp. ............................        9,575
       400 Max Capital Group, Ltd. ...................        7,384
     4,600 Meadowbrook Insurance Group, Inc. .........       30,038
       600 Medical Properties Trust, Inc. ............        3,642
       400 National Retail Properties, Inc. ..........        6,940
       590 Navigators Group, Inc. + ..................       26,214
       716 NBT Bancorp, Inc. .........................       15,544
       900 NewAlliance Bancshares, Inc. ..............       10,350
       100 NGP Capital Resources Co. .................          587
       100 NorthStar Realty Finance Corp. ............          283
     4,355 Old National Bancorp ......................       42,766
     3,200 PacWest Bancorp ...........................       42,112
       400 Parkway Properties, Inc. ..................        5,200
     2,270 Pennsylvania Real Estate Investment
           Trust .....................................       11,350
       900 PHH Corp. + ...............................       16,362
       400 Pico Holdings, Inc. + .....................       11,480
       300 Platinum Underwriters Holdings, Ltd. ......        8,577
     7,200 PMA Capital Corp., Class A + ..............       32,760
       300 ProAssurance Corp. + ......................       13,863




   SHARES                                                  VALUE
   ------                                                  -----
FINANCIALS -- 30.2% (CONTINUED)
       800 Prospect Capital Corp. ....................   $    7,360
     1,622 Prosperity Bancshares, Inc. ...............       48,384
     1,300 Provident Financial Services, Inc. ........       11,830
       250 Ramco-Gershenson Properties Trust .........        2,503
     1,150 Reinsurance Group of America, Inc.,
           Class A ...................................       40,146
       600 RLI Corp. .................................       26,880
     1,000 S&T Bancorp, Inc. .........................       12,160
     1,223 Safety Insurance Group, Inc. ..............       37,375
       400 SeaBright Insurance Holdings, Inc. + ......        4,052
     2,050 Selective Insurance Group .................       26,178
       500 South Financial Group, (Inc.) (The) .......          595
       900 Sovran Self Storage, Inc. .................       22,140
     2,100 StanCorp Financial Group, Inc. ............       60,228
     3,300 Sterling Bancshares, Inc. .................       20,889
     1,100 Susquehanna Bancshares, Inc. ..............        5,379
     1,700 SWS Group, Inc. ...........................       23,749
     2,850 Texas Capital Bancshares, Inc. + ..........       44,090
     3,200 Tower Group, Inc. .........................       79,296
     7,500 Trustco Bank Corp. ........................       44,325
     3,400 UCBH Holdings, Inc. .......................        4,284
     2,277 Umpqua Holdings Corp. .....................       17,670
       700 United Bankshares, Inc. ...................       13,678
     1,047 United Community Banks, Inc. ..............        6,271
       200 United Fire & Casualty Co. ................        3,430
        34 W Holding Co., Inc. .......................          483
       600 Westamerica Bancorporation ................       29,766
     3,200 Western Alliance Bancorp + ................       21,888
     3,605 Wilshire Bancorp, Inc. ....................       20,729
       250 Wintrust Financial Corp. ..................        4,020
       200 World Acceptance Corp. + ..................        3,982
       250 WSFS Financial Corp. ......................        6,828
     1,750 Zenith National Insurance Corp. ...........       38,045
                                                         ----------
                                                          2,358,183
                                                         ----------
HEALTH CARE -- 5.1%
       400 Abaxis, Inc. + ............................        8,216
     2,000 Affymetrix, Inc. + ........................       11,860
     1,400 Angiodynamics, Inc. + .....................       18,578
       289 Bio-Rad Laboratories, Inc., Class A + .....       21,814
       257 Chemed Corp. ..............................       10,146
       881 Conmed Corp. + ............................       13,673
       200 Cynosure, Inc., Class A + .................        1,530
       700 Enzo Biochem, Inc. + ......................        3,101
       300 Healthspring, Inc. + ......................        3,258
       100 Immucor, Inc. + ...........................        1,376
       600 Kindred Healthcare, Inc. + ................        7,422
       600 LHC Group, Inc. + .........................       13,326
     1,300 Magellan Health Services, Inc. + ..........       42,666
       800 Martek Biosciences Corp. ..................       16,920
     1,100 Medcath Corp. + ...........................       12,936
       300 Medical Action Industries, Inc. + .........        3,435
       700 Medicis Pharmaceutical Corp., Class A .....       11,424
       400 Meridian Bioscience, Inc. .................        9,032
     1,500 Merit Medical Systems, Inc. + .............       24,450
     1,500 Nighthawk Radiology Holdings, Inc. + ......        5,550
     1,700 Obagi Medical Products, Inc. + ............       12,393
       100 Parexel International Corp. + .............        1,438
       600 Res-Care, Inc. + ..........................        8,580
     3,450 Sepracor, Inc. + ..........................       59,754
     2,150 Skilled Healthcare Group, Inc., Class A + .       16,125
       100 Symmetry Medical, Inc. + ..................          932
     1,200 Universal American Corp. + ................       10,464
     4,300 Viropharma, Inc. + ........................       25,499
     1,000 Zoll Medical Corp. + ......................       19,340
                                                         ----------
                                                            395,238
                                                         ----------

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                      June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                  VALUE
   ------                                                  -----
INDUSTRIALS -- 13.7%
       400 Acuity Brands, Inc. .......................   $   11,220
     1,900 Advanced Battery Technologies, Inc. + .....        7,638
     1,400 Aircastle, Ltd. ...........................       10,290
     3,800 Albany International Corp., Class A .......       43,244
        25 American Commercial Lines, Inc. + .........          387
       500 American Railcar Industries, Inc. .........        4,130
       600 Apogee Enterprises, Inc. ..................        7,380
     1,100 Arkansas Best Corp. .......................       28,985
     3,350 Belden, Inc. ..............................       55,945
       102 Bowne & Co., Inc. .........................          664
       300 Brady Corp., Class A ......................        7,536
     2,114 Briggs & Stratton Corp. ...................       28,201
       316 Cascade Corp. .............................        4,971
     1,169 CBIZ, Inc. + ..............................        8,323
     1,400 CDI Corp. .................................       15,610
       500 Ceradyne, Inc. + ..........................        8,830
     1,750 CIRCOR International, Inc. ................       41,317
       500 Columbus McKinnon Corp. + .................        6,325
     1,698 Corrections Corp of America + .............       28,849
     1,900 Dycom Industries, Inc. + ..................       21,033
       500 Encore Wire Corp. .........................       10,675
       300 Ennis, Inc. ...............................        3,738
       500 EnPro Industries, Inc. + ..................        9,005
       200 Forward Air Corp. .........................        4,264
       350 Gardner Denver, Inc. + ....................        8,810
       850 General Cable Corp. + .....................       31,943
     5,450 Gibraltar Industries, Inc. ................       37,442
     8,800 Griffon Corp. + ...........................       73,216
       800 Heartland Express, Inc. ...................       11,776
       800 Kadant, Inc. + ............................        9,032
       372 Kaman Corp. ...............................        6,212
       250 Ladish Co., Inc. + ........................        3,243
       750 Lincoln Electric Holdings, Inc. ...........       27,030
     1,100 Lydall, Inc. + ............................        3,740
     2,700 Marten Transport, Ltd. + ..................       56,052
       425 Middleby Corp. + ..........................       18,666
     3,100 Mine Safety Appliances Co. ................       74,710
     6,700 NCI Building Systems, Inc. + ..............       17,688
       600 Old Dominion Freight Line, Inc. + .........       20,142
       750 Otter Tail Corp. ..........................       16,380
     5,900 Pacer International, Inc. .................       13,157
     1,950 Quanex Building Products Corp. ............       21,879
     2,600 RBC Bearings, Inc. + ......................       53,170
       900 Regal-Beloit Corp. ........................       35,748
       900 Republic Airways Holdings, Inc. + .........        5,877
       100 Robbins & Myers, Inc. .....................        1,925
       500 Rush Enterprises, Inc., Class A + .........        5,825
       600 School Specialty, Inc. + ..................       12,126
     2,300 Skywest, Inc. .............................       23,460
     1,700 Standard Register Co. (The) ...............        5,542
       700 Titan Machinery, Inc. + ...................        8,883
     1,600 Tredegar Corp. ............................       21,312
       900 UAL Corp. + ...............................        2,871
       400 Viad Corp. ................................        6,888
       750 Wabtec Corp. ..............................       24,127
       400 Waste Connections, Inc. + .................       10,364
     1,700 Werner Enterprises, Inc. ..................       30,804
     2,900 YRC Worldwide, Inc. + .....................        5,017
                                                         ----------
                                                          1,073,617
                                                         ----------
INFORMATION TECHNOLOGY -- 15.3%
       100 Acme Packet, Inc. + .......................        1,012
     7,569 Actel Corp. + .............................       81,215
     2,300 Acxiom Corp. ..............................       20,309
     1,000 Advanced Energy Industries, Inc. + ........        8,990
     3,100 Amkor Technology, Inc. + ..................       14,663


   SHARES                                                  VALUE
   ------                                                  -----
INFORMATION TECHNOLOGY -- 15.3% (CONTINUED)
       550 Anixter International, Inc. + .............   $   20,674
       333 Arris Group, Inc. + .......................        4,049
     6,300 Avocent Corp. + ...........................       87,948
       100 BigBand Networks, Inc. + ..................          517
       100 Blue Coat Systems, Inc. + .................        1,654
     8,000 Brocade Communications Systems, Inc. + ....       62,560
    12,600 Ciber, Inc. + .............................       39,060
     3,600 Cirrus Logic, Inc. + ......................       16,200
     1,000 Cogent, Inc. + ............................       10,730
       400 Cognex Corp. ..............................        5,652
     2,100 Cogo Group, Inc. + ........................       12,537
     3,330 CTS Corp. .................................       21,812
       600 Daktronics, Inc. ..........................        4,620
     1,200 Digi International, Inc. + ................       11,700
       900 DSP Group, Inc. + .........................        6,084
       200 EMS Technologies, Inc. + ..................        4,180
     1,500 ExlService Holdings, Inc. + ...............       16,815
     6,500 Extreme Networks + ........................       13,000
       600 FLIR Systems, Inc. + ......................       13,536
     2,300 Heartland Payment Systems, Inc. ...........       22,011
     9,400 Hutchinson Technology, Inc. + .............       18,330
     8,900 Hypercom Corp. + ..........................       13,350
       260 Imation Corp. .............................        1,979
    10,700 Insight Enterprises, Inc. + ...............      103,362
       600 Integral Systems, Inc. + ..................        4,992
       200 Internet Capital Group, Inc. + ............        1,346
       300 IXYS Corp. ................................        3,036
     8,700 Keithley Instruments, Inc. ................       34,800
     3,200 LoopNet, Inc. + ...........................       24,800
     5,000 Methode Electronics, Inc. .................       35,100
     1,900 Micrel, Inc. ..............................       13,908
     5,600 ModusLink Global Solutions, Inc. + ........       38,416
       200 MTS Systems Corp. .........................        4,130
     1,000 Netgear, Inc. + ...........................       14,410
     2,100 Novatel Wireless, Inc. + ..................       18,942
     1,200 Omnivision Technologies, Inc. + ...........       12,468
       700 Perficient, Inc. + ........................        4,893
     1,910 Phoenix Technologies, Ltd. + ..............        5,176
     2,100 Photronics, Inc. + ........................        8,505
       100 RightNow Technologies, Inc. + .............        1,180
     1,900 Rogers Corp. + ............................       38,437
       424 Rudolph Technologies, Inc. + ..............        2,341
     1,600 Scansource, Inc. + ........................       39,232
       473 Silicon Storage Technology, Inc. + ........          885
     1,200 Skyworks Solutions, Inc. + ................       11,736
     3,736 Standard Microsystems Corp. + .............       76,401
       424 Symyx Technologies + ......................        2,480
       700 Synchronoss Technologies, Inc. + ..........        8,589
     1,800 Take-Two Interactive Software, Inc. .......       17,046
     8,000 THQ, Inc. + ...............................       57,280
     6,700 TIBCO Software, Inc. + ....................       48,039
       300 TriQuint Semiconductor, Inc. + ............        1,593
     1,840 United Online, Inc. .......................       11,978
     7,700 Utstarcom, Inc. + .........................       12,551
       300 VASCO Data Security International,
           Inc. + ....................................        2,193
                                                         ----------
                                                          1,195,432
                                                         ----------
MATERIALS -- 6.6%
     1,200 AM Castle & Co. ...........................       14,496
       918 Arch Chemicals, Inc. ......................       22,574
       200 Brush Engineered Materials, Inc. + ........        3,350
     6,400 Buckeye Technologies, Inc. + ..............       28,736
       870 Coeur d'Alene Mines Corp. + ...............       10,701
     1,400 Ferro Corp. ...............................        3,850
     7,600 General Moly, Inc. + ......................       16,872

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                      June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                  VALUE
   ------                                                  -----
MATERIALS -- 6.6% (CONTINUED)
       100 Haynes International, Inc. + ..............   $    2,370
     1,790 HB Fuller Co. .............................       33,598
     6,000 Headwaters, Inc. + ........................       20,160
     5,300 Hecla Mining Co. + ........................       14,204
       600 Innophos Holdings, Inc. ...................       10,134
       200 Innospec, Inc. ............................        2,150
     1,400 Koppers Holdings, Inc. ....................       36,918
     2,000 Louisiana-Pacific Corp. ...................        6,840
       200 Minerals Technologies, Inc. ...............        7,204
     1,600 Myers Industries, Inc. ....................       13,312
       700 Olin Corp. ................................        8,323
     2,200 Packaging Corp of America .................       35,640
     1,800 Polyone Corp. + ...........................        4,878
       500 RTI International Metals, Inc. + ..........        8,835
     1,200 Schulman A, Inc. ..........................       18,132
     1,400 Sensient Technologies Corp. ...............       31,598
      700  Spartech Corp. ............................        6,433
     1,850 Temple-Inland, Inc. .......................       24,272
     3,700 Thompson Creek Metals Co., Inc. + .........       37,814
     8,650 Wausau Paper Corp. ........................       58,128
       300 Worthington Industries, Inc. ..............        3,837
     2,200 WR Grace & Co. + ..........................       27,214
                                                         ----------
                                                            512,573
                                                         ----------
TELECOMMUNICATION SERVICES -- 0.8%
     2,570 Cincinnati Bell, Inc. + ...................        7,299
       900 General Communication, Inc., Class A + ....        6,237
     2,300 Iowa Telecommunications Services, Inc. ....       28,773
       500 Neutral Tandem, Inc. + ....................       14,760
       550 tw telecom, Inc., Class A + ...............        5,648
                                                         ----------
                                                             62,717
                                                         ----------
UTILITIES -- 5.4%
     1,250 Allete, Inc. ..............................       35,937
       400 Avista Corp. ..............................        7,124
     1,417 Black Hills Corp. .........................       32,577
     1,400 El Paso Electric Co. + ....................       19,544
       500 IDACORP, Inc. .............................       13,070
       100 New Jersey Resources Corp. ................        3,704
       800 Nicor, Inc. ...............................       27,696
     1,374 Northwest Natural Gas Co. .................       60,896
     3,050 NorthWestern Corp. ........................       69,418
     3,000 Piedmont Natural Gas Co., Inc. ............       72,330
       400 PNM Resources, Inc. .......................        4,284
       400 Portland General Electric Co. .............        7,792
       200 South Jersey Industries, Inc. .............        6,978
     1,450 Unisource Energy Corp. ....................       38,483
       700 WGL Holdings, Inc. ........................       22,414
                                                         ----------
                                                            422,247
                                                         ----------
Total Common Stock (Cost $9,059,648) .................    7,664,812
                                                         ----------
CASH EQUIVALENT -- 1.2%
    91,869 PNC Institutional Money
           Market Trust, 0.05% (A) ...................       91,869
                                                         ----------
Total Cash Equivalent (Cost $91,869) .................       91,869
                                                         ----------
RIGHTS -- 0.0%
     1,500 Sealy Corp. ...............................        3,180
                                                         ----------
Total Rights (Cost $0) ...............................        3,180
                                                         ----------


   SHARES                                                  VALUE
   ------                                                  -----
PRIVATE COMPANY -- 0.0%
         6 Teton Advisors, Inc. (B) ..................   $        2
                                                         ----------
Total Private Company (Cost $251)                                 2
                                                         ----------
Total Investments -- 99.3%
(Cost $9,151,768)                                         7,759,863
Other Assets & Liabilities, Net -- 0.7%                      53,736
                                                         ----------
NET ASSETS -- 100.0%                                     $7,813,599
                                                         ==========


* More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A) Rate shown is the 7-day effective yield as of June 30, 2009.
(B) Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2009 the total market value of this security was $2 representing 0.0% of net assets.
+   Non-income producing security.
    ADR - American Depositary Receipt

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
COMMON STOCK -- 99.4%

CONSUMER DISCRETIONARY -- 9.9%
       300 1-800-Flowers.com, Inc., Class A + .........  $      576
       200 4Kids Entertainment, Inc. + ................         418
     2,500 99 Cents Only Stores + .....................      33,950
       750 Aaron's, Inc. ..............................      22,365
       900 Abercrombie & Fitch Co., Class A ...........      22,851
       300 Acme United Corp. ..........................       2,400
     4,000 Advance Auto Parts, Inc. ...................     165,960
     1,100 Aeropostale, Inc. + ........................      37,697
       100 AFC Enterprises, Inc. + ....................         675
        90 AH Belo Corp., Class A .....................          88
       200 Aldila, Inc. ...............................         560
     5,150 Amazon.com, Inc. + .........................     430,849
       400 Ambassadors Group, Inc. ....................       5,508
       500 Ambassadors International, Inc. + ..........         150
     1,000 American Apparel, Inc. + ...................       3,640
     7,700 American Axle & Manufacturing
           Holdings, Inc. .............................      26,488
     1,625 American Eagle Outfitters, Inc. ............      23,026
       450 American Greetings Corp., Class A ..........       5,256
       700 America's Car-Mart, Inc. + .................      14,350
       450 Ameristar Casinos, Inc. ....................       8,563
       964 AnnTaylor Stores Corp. + ...................       7,693
     2,150 Apollo Group, Inc., Class A + ..............     152,908
       550 ArvinMeritor, Inc. .........................       2,414
       200 Ascent Media Corp., Class A + ..............       5,316
     1,250 AutoNation, Inc. + .........................      21,687
       500 Autozone, Inc. + ...........................      75,555
       900 Bally Technologies, Inc. + .................      26,928
     1,000 Beazer Homes USA, Inc. + ...................       1,830
     1,400 Bebe Stores, Inc. ..........................       9,632
     4,425 Bed Bath & Beyond, Inc. + ..................     136,069
       950 Belo Corp., Class A ........................       1,700
     5,900 Best Buy Co., Inc. .........................     197,591
       200 Big 5 Sporting Goods Corp. .................       2,212
     2,500 Big Lots, Inc. + ...........................      52,575
       600 Black & Decker Corp. .......................      17,196
       600 Blockbuster, Inc., Class A + ...............         396
        50 Blue Nile, Inc. + ..........................       2,149
       300 Bluegreen Corp. + ..........................         756
     2,512 Blyth, Inc. ................................      82,369
       400 Bon-Ton Stores, Inc. (The) .................       1,356
       100 Books-A-Million, Inc., Class A .............         711
       400 Borders Group, Inc. + ......................       1,472
     1,580 BorgWarner, Inc. ...........................      53,957
       500 Boyd Gaming Corp. ..........................       4,250
     2,375 Brinker International, Inc. ................      40,446
     3,250 Brink's Home Security Holdings, Inc. + .....      92,008
     1,000 Brookfield Homes Corp. .....................       4,000
       500 Brunswick Corp. ............................       2,160
     1,400 Burger King Holdings, Inc. .................      24,178
     3,525 Cablevision Systems Corp., Class A .........      68,420
       200 Cache, Inc. + ..............................         776
       400 California Coastal Communities, Inc. + .....         552
       375 California Pizza Kitchen, Inc. + ...........       4,984
       500 Callaway Golf Co. ..........................       2,535
     2,500 Career Education Corp. + ...................      62,225
       400 Caribou Coffee Co., Inc. + .................       2,568
     1,955 Carmax, Inc. + .............................      28,739
     7,900 Carnival Corp. .............................     203,583
     3,350 Carter's, Inc. + ...........................      82,444
    10,337 CBS Corp., Class B .........................      71,532
       500 CEC Entertainment, Inc. + ..................      14,740
     1,800 Centex Corp. ...............................      15,228
       300 Champion Enterprises, Inc. + ...............          96
       362 Charles & Colvard, Ltd. + ..................         181





   SHARES                                                   VALUE
   ------                                                 ---------
 CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
     2,550 Charming Shoppes, Inc. + ...................  $    9,486
       800 Cheesecake Factory (The) + .................      13,840
     5,650 Chico's FAS, Inc. + ........................      54,974
       500 Childrens Place Retail Stores, Inc. (The) +       13,215
     3,000 Chipotle Mexican Grill, Inc., Class A + ....     240,000
       800 Cinemark Holdings, Inc. ....................       9,056
     3,975 Circuit City Stores, Inc. + ................          60
       299 Citadel Broadcasting Corp. + ...............          12
        50 Citi Trends, Inc. + ........................       1,294
       200 CKE Restaurants, Inc. ......................       1,696
       700 CKX, Inc. + ................................       4,963
     3,500 Clear Channel Outdoor Holdings, Inc.,
           Class A + ..................................      18,550
     5,000 Coach, Inc. ................................     134,400
       600 Coachmen Industries, Inc. + ................         786
       100 Cobra Electronics Corp. ....................         118
       650 Coldwater Creek, Inc. + ....................       3,939
       550 Collective Brands, Inc. + ..................       8,013
       110 Collectors Universe ........................         537
     2,500 Columbia Sportswear Co. ....................      77,300
    49,183 Comcast Corp. Special, Class A .............     712,662
       200 Comstock Homebuilding, Inc., Class A + .....          42
       500 Conn's, Inc. + .............................       6,250
     2,500 Cooper Tire & Rubber Co. ...................      24,800
       850 Corinthian Colleges, Inc. + ................      14,390
       200 CROCS, Inc. + ..............................         680
       200 Crown Media Holdings, Inc., Class A + . ....         334
        50 CSS Industries, Inc. .......................       1,019
       300 Cumulus Media, Inc., Class A + .............         279
     1,000 Dana Holding Corp. + .......................       1,280
     2,200 Darden Restaurants, Inc. ...................      72,556
        50 Deckers Outdoor Corp. + ....................       3,514
       200 DEI Holdings, Inc. + .......................          22
       100 Design Within Reach, Inc. + ................          74
     1,675 DeVry, Inc. ................................      83,817
     3,700 Dick's Sporting Goods, Inc. + ..............      63,640
     2,600 Dillard's, Inc., Class A ...................      23,920
     2,500 DineEquity, Inc. ...........................      77,975
     9,377 DIRECTV Group, Inc. (The) + ................     231,706
     5,400 Discovery Communications, Inc.,
           Class A + ................................       121,770
     4,525 DISH Network Corp., Class A + ..............      73,350
       100 Dixie Group, Inc. + ........................         291
     1,250 Dollar Tree, Inc. + ........................      52,625
       850 Domino's Pizza, Inc. + .....................       6,367
       650 Dover Downs Gaming & Entertainment,
           Inc. .......................................       3,022
     3,923 DR Horton, Inc. ............................      36,719
     1,500 DreamWorks Animation SKG, Inc.,
           Class A + ..................................      41,385
     3,000 Dress Barn, Inc. + .........................      42,900
     4,325 Eastman Kodak Co. ..........................      12,802
       219 Emmis Communications Corp., Class A + ......          66
       300 Empire Resorts, Inc. + .....................         543
       250 Entercom Communications Corp.,
           Class A ....................................         383
       100 Entravision Communications Corp.,
           Class A + ..................................          48
     4,966 EW Scripps Co., Class A ....................      10,379
       600 Exide Technologies + .......................       2,238
     3,515 Expedia, Inc. + ............................      53,112
     1,600 Family Dollar Stores, Inc. .................      45,280
       200 Famous Dave's of America, Inc. + ...........       1,228
     2,500 Federal Mogul Corp. + ......................      23,625
     2,600 Finish Line, Inc., Class A .................      19,292
       400 Fleetwood Enterprises, Inc. + ..............           3
     1,900 Foot Locker, Inc. ..........................      19,893

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
    49,785 Ford Motor Co. + ...........................  $  302,195
     3,000 Fortune Brands, Inc. .......................     104,220
       300 Forward Industries, Inc. + .................         495
       200 Fred's, Inc., Class A ......................       2,520
       200 Furniture Brands International, Inc. .......         606
       600 Gaiam, Inc., Class A + .....................       3,282
     2,625 GameStop Corp., Class A + ..................      57,776
       600 Gaming Partners International Corp. + ......       3,060
     3,700 Gannett Co., Inc. ..........................      13,209
     9,150 Gap, Inc. (The) ............................     150,060
     2,625 Garmin, Ltd. ...............................      62,528
       300 Gaylord Entertainment Co. + ................       3,813
     8,120 General Motors Corp. .......................       8,851
     2,500 Genesco, Inc. + ............................      46,925
     2,010 Gentex Corp. ...............................      23,316
     3,400 Genuine Parts Co. ..........................     114,104
       701 G-III Apparel Group, Ltd. + ................       8,054
     4,375 Goodyear Tire & Rubber Co. (The) + .........      49,262
       500 Grand Canyon Education, Inc. + .............       8,390
     1,000 Gray Television, Inc. ......................         490
       300 Great Wolf Resorts, Inc. + .................         612
     2,500 Group 1 Automotive, Inc. ...................      65,050
       400 Guess?, Inc. ...............................      10,312
     5,260 H&R Block, Inc. ............................      90,630
       100 Handleman Co. + ............................           3
       196 Hanesbrands, Inc. + ........................       2,942
     3,975 Harley-Davidson, Inc. ......................      64,435
     1,600 Harman International Industries, Inc. ......      30,080
     1,000 Harte-Hanks, Inc. ..........................       9,250
     2,200 Hasbro, Inc. ...............................      53,328
     2,500 Helen of Troy, Ltd. + ......................      41,975
       500 hhgregg, Inc. + ............................       7,580
       200 Hibbett Sports, Inc. + .....................       3,600
       300 Hillenbrand, Inc. ..........................       4,992
    28,950 Home Depot, Inc. (The) .....................     684,089
       200 Hooker Furniture Corp. .....................       2,296
       100 HOT Topic, Inc. + ..........................         731
     1,000 Hovnanian Enterprises, Inc., Class A + .....       2,360
        43 HSN, Inc. + ................................         454
       450 Iconix Brand Group, Inc. + .................       6,921
     1,399 Idearc, Inc. + .............................          52
       100 Infosonics Corp. + .........................         177
     5,950 International Game Technology ..............      94,605
       237 International Speedway Corp., Class A ......       6,070
     6,792 Interpublic Group of Cos., Inc. + ..........      34,300
        43 Interval Leisure Group, Inc. + .............         401
       600 ITT Educational Services, Inc. + ...........      60,396
     3,692 J.C. Penney Co., Inc. ......................     105,997
       775 Jackson Hewitt Tax Service, Inc. ...........       4,851
     2,500 Jarden Corp. + .............................      46,875
       500 John Wiley & Sons, Inc., Class A ...........      16,625
    10,050 Johnson Controls, Inc. .....................     218,286
       378 Jones Apparel Group, Inc. ..................       4,056
     2,800 JOS A Bank Clothiers, Inc. + ...............      96,488
       600 Journal Communications, Inc., Class A ......         630
       900 Journal Register Co. .......................           5
       300 K12, Inc. + ................................       6,465
       700 KB Home ....................................       9,576
     4,700 Kenneth Cole Productions, Inc., Class A. ...      33,041
     2,500 Kirkland's, Inc. + .........................      30,025
        50 Knology, Inc. + ............................         431
     4,600 Kohl's Corp. + .............................     196,650
       300 Krispy Kreme Doughnuts, Inc. + .............         900
       550 K-Swiss, Inc., Class A .....................       4,675
       200 Lakes Entertainment, Inc. + ................         582
       500 Lamar Advertising Co., Class A + ...........       7,635
       600 Landry's Restaurants, Inc. + ...............       5,160


   SHARES                                                   VALUE
   ------                                                 ---------
 CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
     5,700 Las Vegas Sands Corp. + ....................  $   44,802
       200 La-Z-Boy, Inc., Class Z ....................         944
       100 Leapfrog Enterprises, Inc., Class A + ......         229
       450 Lear Corp. + ...............................         225
       500 Learning Tree International, Inc. + ........       5,150
       750 Lee Enterprises, Inc. ......................         398
     1,410 Leggett & Platt, Inc. ......................      21,474
     2,000 Lennar Corp., Class A ......................      19,380
       500 Lenox Group, Inc. + ........................          10
     1,000 Libbey, Inc. ...............................       1,410
     4,151 Liberty Global, Inc., Class A + ............      65,959
     1,035 Liberty Media Corp. - Capital, Ser A + .....      14,035
     8,790 Liberty Media Corp. - Entertainment,
           Ser A + ....................................     235,133
     8,675 Liberty Media Corp. - Interactive,
           Class A + ..................................      43,462
       700 Lifetime Brands, Inc. ......................       2,856
       200 LIN TV Corp., Class A + ....................         336
     2,700 Lincoln Educational Services Corp. + .......      56,511
       800 Liz Claiborne, Inc. ........................       2,304
     1,800 LKQ Corp. + ................................      29,610
       900 Lodgian, Inc. + ............................       1,170
    24,981 Lowe's Cos., Inc. ..........................     484,881
     6,740 Ltd. Brands, Inc. ..........................      80,678
     5,998 Macy's, Inc. ...............................      70,537
       100 Marcus Corp. ...............................       1,052
       700 Marine Products Corp. ......................       2,625
     4,943 Marriott International, Inc., Class A ......     109,096
     3,100 Martha Stewart Living Omnimedia, ...........
           Class A + ..................................       9,486
       400 Marvel Entertainment, Inc. + ...............      14,236
     5,230 Mattel, Inc. ...............................      83,942
       100 Matthews International Corp., Class A ......       3,112
       496 McClatchy Co., Class A .....................         248
    19,000 McDonald's Corp. ...........................   1,092,310
     5,400 McGraw-Hill Cos., Inc. (The) ...............     162,594
     3,071 MDC Holdings, Inc. .........................      92,468
       500 Media General, Inc., Class A ...............       1,055
     1,467 Mediacom Communications Corp.,
           Class A + ..................................       7,496
       429 Men's Wearhouse, Inc. (The) ................       8,228
       500 Meritage Homes Corp. + .....................       9,430
     2,500 MGM Mirage + ...............................      15,975
       677 Mohawk Industries, Inc. + ..................      24,155
       100 Monarch Casino & Resort, Inc. + ............         730
       500 Monro Muffler, Inc. ........................      12,855
       150 Morgans Hotel Group Co. + ..................         574
       300 Morton's Restaurant Group, Inc. + ..........         900
       700 MTR Gaming Group, Inc. + ...................       1,750
       591 Multimedia Games, Inc. + ...................       2,931
        50 Nautilus, Inc. + ...........................          56
       100 Navarre Corp. + ............................         166
       700 NetFlix, Inc. + ............................      28,938
     1,300 New York & Co., Inc. + .....................       4,017
     5,100 New York Times Co., Class A ................      28,101
     5,426 Newell Rubbermaid, Inc. ....................      56,485
    36,838 News Corp., Class A ........................     335,594
       200 NexCen Brands, Inc. + ......................          35
       200 Nexstar Broadcasting Group, Inc.,
           Class A + ..................................         154
     4,550 NIKE, Inc., Class B ........................     235,599
       400 Nitches, Inc. + ............................          24
       700 Noble International, Ltd. ..................         133
     3,800 Nordstrom, Inc. ............................      75,582
     4,325 Office Depot, Inc. + .......................      19,722
       100 OfficeMax, Inc. ............................         628
     5,000 Omnicom Group, Inc. ........................     157,900

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
     2,900 Orbitz Worldwide, Inc. + ...................  $    5,510
     2,760 O'Reilly Automotive, Inc. + ................     105,101
       650 Orleans Homebuilders, Inc. .................       1,099
       500 Outdoor Channel Holdings, Inc. + ...........       2,950
       300 Overstock.com, Inc. + ......................       3,588
        50 Oxford Industries, Inc. ....................         583
       200 Pacific Sunwear of California + ............         674
       600 Palm Harbor Homes, Inc. + ..................       1,290
       500 Panera Bread Co., Class A + ................      24,930
     2,800 Papa John's International, Inc. + ..........      69,412
     1,100 Penn National Gaming, Inc. + ...............      32,021
     2,500 PEP Boys-Manny Moe & Jack ..................      25,350
     1,300 Perry Ellis International, Inc. + ..........       9,464
     2,050 PetSmart, Inc. .............................      43,993
       100 Pier 1 Imports, Inc. + .....................         199
       565 Playboy Enterprises, Inc., Class B + .......       1,418
     1,400 Polo Ralph Lauren Corp., Class A ...........      74,956
       275 Premier Exhibitions, Inc. + ................         200
       200 Pre-Paid Legal Services, Inc. + ............       8,718
     1,000 priceline.com, Inc. + ......................     111,550
     1,000 Primedia, Inc. .............................       2,010
       100 Princeton Review, Inc. + ...................         541
        94 Proliance International, Inc. + (B) ........          13
     3,575 Pulte Homes, Inc. ..........................      31,567
        50 Quiksilver, Inc. + .........................          92
       850 RadioShack Corp. ...........................      11,866
       100 RCN Corp. + ................................         597
     1,300 Regal Entertainment Group, Class A .........      17,277
       200 Regis Corp. ................................       3,482
       250 Rent-A-Center, Inc., Class A + .............       4,458
       100 Retail Ventures, Inc. + ....................         218
     1,500 Rick's Cabaret International, Inc. + .......       9,150
       500 Riviera Holdings Corp. + ...................         255
       100 Rocky Brands, Inc. + .......................         391
     1,950 Ross Stores, Inc. ..........................      75,270
     3,125 Royal Caribbean Cruises, Ltd. ..............      42,313
       500 Ruby Tuesday, Inc. + .......................       3,330
       200 Russ Berrie & Co., Inc. + ..................         782
     2,600 Saks, Inc. + ...............................      11,518
       100 Salem Communications Corp., Class A +. .....          96
     3,500 Scientific Games Corp., Class A + ..........      55,195
     1,300 Scripps Networks Interactive, Inc.,
           Class A ....................................      36,179
       200 Sealy Corp. + ..............................         392
       825 Sears Holdings Corp. + .....................      54,879
       188 Select Comfort Corp. + .....................         158
     6,275 Service Corp. International ................      34,387
     2,400 Sherwin-Williams Co. (The) .................     129,000
       400 Shoe Carnival, Inc. + ......................       4,772
       100 Shuffle Master, Inc. + .....................         661
     1,276 Signet Jewelers, Ltd.                 . ....      26,566
       900 Sinclair Broadcast Group, Inc., Class A ....       1,746
    35,175 Sirius XM Radio, Inc. + ....................      15,125
       600 Six Flags, Inc. + ..........................         102
     1,000 Skechers U.S.A., Inc., Class A + ...........       9,770
     1,425 Snap-On, Inc. ..............................      40,955
     1,000 Sonic Automotive, Inc., Class A ............      10,160
       800 Sonic Corp. + ..............................       8,024
       603 Sotheby's ..................................       8,508
       200 Source Interlink, Inc. + (B) ...............           1
       200 Spanish Broadcasting System, Inc.,
           Class A + ..................................          36
        75 Spartan Motors, Inc. .......................         850
       400 Speedway Motorsports, Inc. .................       5,504
       100 Stage Stores, Inc. .........................       1,110
       200 Stanley Furniture Co., Inc. ................       2,158
       900 Stanley Works (The) ........................      30,456



   SHARES                                                   VALUE
   ------                                                 ---------
CONSUMER DISCRETIONARY -- 9.9% (CONTINUED)
    10,675 Staples, Inc. ..............................  $  215,315
    12,700 Starbucks Corp. + ..........................     176,403
     2,973 Starwood Hotels & Resorts Worldwide,
           Inc. .......................................      66,001
        50 Steak N Shake Co. (The) + ..................         437
       100 Steinway Musical Instruments + .............       1,070
       900 Stewart Enterprises, Inc., Class A .........       4,338
       150 Superior Industries International, Inc. ....       2,115
     1,300 Syms Corp. + ...............................       9,763
     6,000 Talbots, Inc. ..............................      32,400
    11,700 Target Corp. ...............................     461,799
       729 Tarragon Corp. + ...........................          20
     1,000 Tempur-Pedic International, Inc. ...........      13,070
       450 Tenneco, Inc. + ............................       4,770
     2,543 Ticketmaster Entertainment, Inc. + .........      16,326
     1,800 Tiffany & Co. ..............................      45,648
       400 Timberland Co., Class A + ..................       5,308
     5,599 Time Warner Cable, Inc., Class A ...........     177,320
    20,358 Time Warner, Inc. ..........................     512,818
     6,200 TJX Cos., Inc. .............................     195,052
     1,600 Toll Brothers, Inc. + ......................      27,152
       637 TOUSA, Inc. ................................           8
       200 Trans World Entertainment + ................         234
       100 TravelCenters of America LLC + .............         220
     1,000 TRW Automotive Holdings Corp. + ............      11,300
       200 Tuesday Morning Corp. + ....................         674
       750 Tupperware Brands Corp. ....................      19,515
     5,100 Tween Brands, Inc. + .......................      34,068
       900 Ulta Salon Cosmetics & Fragrance, Inc. + ...      10,008
       200 Universal Electronics, Inc. + ..............       4,034
       500 Universal Technical Institute, Inc. + ......       7,465
     1,000 Urban Outfitters, Inc. + ...................      20,870
       200 Value Line, Inc. ...........................       6,574
       300 Valuevision Media, Inc., Class A + .........         588
     1,450 VF Corp. ...................................      80,257
     9,637 Viacom, Inc., Class B + ....................     218,760
     3,625 Virgin Media Inc. ..........................      33,894
        50 Visteon Corp. + ............................           8
       800 Volcom, Inc. + .............................      10,000
       591 WABCO Holdings, Inc. . .....................      10,461
       600 Walking Co. Holdings, Inc. (The) + .........       1,044
    29,620 Walt Disney Co. (The) ......................     691,035
       100 Warnaco Group, Inc. (The) + ................       3,240
     2,650 Warner Music Group Corp. + .................      15,502
       650 WCI Communities, Inc. + ....................          24
       296 Weight Watchers International, Inc. ........       7,628
     6,000 Wendy's/Arby's Group, Inc., Class A ........      24,000
       900 Westwood One, Inc. + .......................          45
     1,172 Whirlpool Corp. ............................      49,880
     3,900 Williams-Sonoma, Inc. ......................      46,293
       500 Winnebago (Industries) .....................       3,715
       800 WMS Industries, Inc. + .....................      25,208
       400 Wolverine World Wide, Inc. .................       8,824
       600 World Wrestling Entertainment, Inc.,
           Class A ....................................       7,536
       100 WorldSpace, Inc., Class A + ................           1
       795 WPT Enterprises, Inc. + ....................         954
     3,085 Wyndham Worldwide Corp. ....................      37,390
     1,300 Wynn Resorts, Ltd. + .......................      45,890
       100 Young Broadcasting, Inc., Class A + ........           3
     8,050 Yum! Brands, Inc. ..........................     268,387
     1,900 Zale Corp. + ...............................       6,536
     2,500 Zumiez, Inc. + .............................      20,025
                                                         ----------
                                                         16,589,782
                                                         ----------
CONSUMER STAPLES -- 10.4%
     2,500 Alberto-Culver Co., Class B ................      63,575

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
CONSUMER STAPLES -- 10.4% (CONTINUED)
       200 Alico, Inc. ................................  $    6,004
     5,000 Alliance One International, Inc. + .........      19,000
    33,675 Altria Group, Inc. .........................     551,933
       300 American Italian Pasta Co., Class A + ......       8,742
        50 Andersons, Inc. (The) ......................       1,497
     9,086 Archer-Daniels-Midland Co. .................     243,232
     6,950 Avon Products, Inc. ........................     179,171
     2,800 Bare Escentuals, Inc. + ....................      24,836
       700 BJ's Wholesale Club, Inc. + ................      22,561
     2,500 Boston Beer Co., Inc., Class A + ...........      73,975
     1,200 Brown-Forman Corp., Class B ................      51,576
     1,900 Bunge, Ltd. ................................     114,475
     3,175 Campbell Soup Co. ..........................      93,409
       500 Chattem, Inc. + ............................      34,050
     1,100 Church & Dwight Co., Inc. ..................      59,741
     2,300 Clorox Co. .................................     128,409
    36,320 Coca-Cola Co. (The) ........................   1,742,997
     3,920 Coca-Cola Enterprises, Inc. ................      65,268
     8,180 Colgate-Palmolive Co. ......................     578,653
     9,573 ConAgra Foods, Inc. ........................     182,461
     2,550 Constellation Brands, Inc., Class A + ......      32,334
       800 Corn Products International, Inc. ..........      21,432
     7,350 Costco Wholesale Corp. .....................     335,895
    24,442 CVS/Caremark Corp. .........................     778,967
       650 Darling International, Inc. + ..............       4,290
     2,934 Dean Foods Co. + ...........................      56,303
     4,205 Del Monte Foods Co. ........................      39,443
     3,900 Dr. Pepper Snapple Group, Inc. + ...........      82,641
     1,300 Energizer Holdings, Inc. + .................      67,912
     1,100 Estee Lauder Cos., Inc. (The), Class A .....      35,937
     1,125 Flowers Foods, Inc. ........................      24,570
     5,100 General Mills, Inc. ........................     285,702
     2,800 Great Atlantic & Pacific Tea Co. + .........      11,900
       750 Green Mountain Coffee Roasters, Inc. + .....      44,340
     1,200 Hansen Natural Corp. + .....................      36,984
     1,000 Herbalife, Ltd. ............................      31,540
     2,600 Hershey Co. (The) ..........................      93,600
     4,850 HJ Heinz Co. ...............................     173,145
     1,050 Hormel Foods Corp. .........................      36,267
        50 Ingles Markets, Inc., Class A ..............         762
     2,500 Inter Parfums, Inc. ........................      18,350
        50 J&J Snack Foods Corp. ......................       1,795
     1,400 JM Smucker Co. (The) .......................      68,124
     4,650 Kellogg Co. ................................     216,551
     6,474 Kimberly-Clark Corp. .......................     339,432
    22,571 Kraft Foods, Inc., Class A .................     571,949
     9,125 Kroger Co. (The) ...........................     201,206
     2,525 Lorillard, Inc. ............................     171,119
       700 Mannatech, Inc. ............................       2,310
     2,150 McCormick & Co., Inc. ......................      69,940
       200 MGP Ingredients, Inc. ......................         572
     2,200 Molson Coors Brewing Co., Class B ..........      93,126
       600 National Beverage Corp. + ..................       6,390
       100 Natural Health Trends Corp. + ..............          56
     3,350 NBTY, Inc. + ...............................      94,202
     1,970 Pepsi Bottling Group, Inc. .................      66,665
    26,740 PepsiCo, Inc. ..............................   1,469,630
    34,525 Philip Morris International, Inc. ..........   1,505,981
     1,200 Prestige Brands Holdings, Inc. + ...........       7,380
       585 Pricesmart, Inc. ...........................       9,799
    50,052 Procter & Gamble Co. .......................   2,557,657
       900 Ralcorp Holdings, Inc. + ...................      54,828
       100 Reliv International, Inc. ..................         342
     5,000 Revlon, Inc., Class A + ....................      27,200
     2,714 Reynolds American, Inc. ....................     104,815
     6,950 RITE AID CORP + ............................      10,494
        70 Rocky Mountain Chocolate Factory, Inc. .....         539


   SHARES                                                   VALUE
   ------                                                 ---------
CONSUMER STAPLES -- 10.4% (CONTINUED)
     6,400 Safeway, Inc. ..............................  $  130,368
        50 Sanderson Farms, Inc. ......................       2,250
    11,020 Sara Lee Corp. .............................     107,555
       700 SIRVA, Inc. + (B) ..........................          --
       900 Smithfield Foods, Inc. + ...................      12,573
       200 Spectrum Brands, Inc. + ....................          12
     2,500 Star Scientific, Inc. + ....................       2,225
     3,636 SUPERVALU, Inc. ............................      47,086
    10,000 SYSCO Corp. ................................     224,800
       500 TreeHouse Foods, Inc. + ....................      14,385
     4,805 Tyson Foods, Inc., Class A .................      60,591
     2,500 USANA Health Sciences, Inc. + ..............      74,325
    15,850 Walgreen Co. ...............................     465,990
    41,595 Wal-Mart Stores, Inc. ......................   2,014,862
     3,425 Whole Foods Market, Inc. ...................      65,006
                                                         ----------
                                                         17,332,009
                                                         ----------
ENERGY -- 11.6%
     7,750 Allis-Chalmers Energy, Inc. + ..............      17,902
     1,350 Alpha Natural Resources, Inc. + ............      35,464
       100 American Oil & Gas, Inc. + .................         100
     7,256 Anadarko Petroleum Corp. ...................     329,350
     5,806 Apache Corp. ...............................     418,903
     1,000 Approach Resources, Inc. + .................       6,900
     2,000 Arch Coal, Inc. ............................      30,740
       600 Atlas America, Inc. ........................      10,722
       600 Atlas Energy Resources LLC .................      12,258
     2,500 ATP Oil & Gas Corp. + ......................      17,400
     1,500 Atwood Oceanics, Inc. + ....................      37,365
     4,750 Baker Hughes, Inc. .........................     173,090
       600 Barnwell Industries, Inc. ..................       2,370
       900 Basic Energy Services, Inc. + ..............       6,147
     3,400 Berry Petroleum Co., Class A ...............      63,206
       900 BioFuel Energy Corp. + .....................         594
     4,072 BJ Services Co. ............................      55,501
       900 Bolt Technology Corp. + ....................      10,116
     4,400 Boots & Coots, Inc. + ......................       6,116
     1,600 BPZ Resources, Inc. + ......................       7,824
     8,900 Brigham Exploration Co. + ..................      31,061
       375 Bronco Drilling Co., Inc. + ................       1,605
     2,400 Cabot Oil & Gas Corp. ......................      73,536
     1,218 Cal Dive International, Inc. + .............      10,511
     9,500 Callon Petroleum Co. + .....................      18,810
       500 Calumet Specialty Products Partners, LP ....       7,750
     3,800 Cameron International Corp. + ..............     107,540
        50 CARBO Ceramics, Inc. .......................       1,710
       500 Carrizo Oil & Gas, Inc. + ..................       8,575
       200 Cheniere Energy, Inc. + ....................         588
    10,700 Chesapeake Energy Corp. ....................     212,181
    34,199 Chevron Corp. ..............................   2,265,684
     1,047 Cimarex Energy Co. .........................      29,672
     2,600 Clean Energy Fuels Corp. + .................      22,386
       600 Complete Production Services, Inc. + .......       3,816
       700 Comstock Resources, Inc. + .................      23,135
     1,500 Concho Resources, Inc. + ...................      43,035
    23,501 ConocoPhillips .............................     988,452
     3,200 Consol Energy, Inc. ........................     108,672
       200 Cross Timbers Royalty Trust ................       4,980
       300 Crosstex Energy, Inc. ......................       1,248
     1,000 CVR Energy, Inc. + .........................       7,330
       500 Dawson Geophysical Co. + ...................      14,925
     1,000 Delek US Holdings, Inc. ....................       8,480
     2,500 Delta Petroleum Corp. + ....................       4,825
     3,050 Denbury Resources, Inc. + ..................      44,927
     7,136 Devon Energy Corp. .........................     388,912
       500 DHT Maritime, Inc. .........................       2,605
     1,650 Diamond Offshore Drilling, Inc. ............     137,033

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
ENERGY -- 11.6% (CONTINUED)
     2,300 Dresser-Rand Group, Inc. + .................  $   60,030
    12,064 El Paso Corp. ..............................     111,351
       850 Encore Acquisition Co. + ...................      26,222
       250 Energy Partners, Ltd. + ....................          78
     3,150 Energy Transfer Equity, LP .................      79,916
     2,200 ENSCO International, Inc. ..................      76,714
     4,375 EOG Resources, Inc. ........................     297,150
       400 Evergreen Energy, Inc. + ...................         392
     2,900 EXCO Resources, Inc. + .....................      37,468
     1,608 Exterran Holdings, Inc. + ..................      25,792
    84,300 Exxon Mobil Corp. ..........................   5,893,413
     1,878 FMC Technologies, Inc. + ...................      70,575
       950 Forest Oil Corp. + .........................      14,174
       800 Foundation Coal Holdings, Inc. .............      22,488
     2,600 Frontier Oil Corp. .........................      34,086
     2,500 General Maritime Corp. .....................      24,725
       600 Geokinetics, Inc. + ........................       8,190
       100 GeoMet, Inc. + .............................         110
       500 Georesources, Inc. + .......................       5,100
     5,250 Global Industries, Ltd. + ..................      29,715
       800 GMX Resources, Inc. + ......................       8,512
     2,500 Gulf Island Fabrication, Inc. ..............      39,575
       500 Gulfmark Offshore, Inc. + ..................      13,800
     4,150 Gulfport Energy Corp. + ....................      28,427
    14,550 Halliburton Co. ............................     301,185
     2,900 Harvest Natural Resources, Inc. + ..........      12,789
     2,500 Helix Energy Solutions Group, Inc. + .......      27,175
     2,750 Helmerich & Payne, Inc. ....................      84,892
     2,600 Hercules Offshore, Inc. + ..................      10,322
     5,252 Hess Corp. .................................     282,295
       500 Hornbeck Offshore Services, Inc. + .........      10,695
     4,225 International Coal Group, Inc. + ...........      12,084
       250 ION Geophysical Corp. + ....................         642
       550 James River Coal Co. + .....................       8,321
     1,200 Key Energy Services, Inc. + ................       6,912
       701 Kinder Morgan Management LLC + .............      31,651
     4,200 Linn Energy, LLC ...........................      82,194
     3,350 Magellan Midstream Holdings, LP ............      70,283
    11,122 Marathon Oil Corp. .........................     335,106
     2,500 Mariner Energy, Inc. + .....................      29,375
       200 Martin Midstream Partners, LP ..............       4,128
     1,300 Massey Energy Co. ..........................      25,402
       450 Matrix Service Co. + .......................       5,166
     1,500 McMoRan Exploration Co. + ..................       8,940
     3,000 Murphy Oil Corp. ...........................     162,960
     5,200 Nabors Industries, Ltd. + ..................      81,016
       400 National Coal Corp. + ......................         476
     7,345 National Oilwell Varco, Inc. + .............     239,888
     2,225 Newfield Exploration Co. + .................      72,691
       575 Newpark Resources + ........................       1,639
       100 NGAS Resources, Inc. + .....................         209
     2,800 Noble Energy, Inc. .........................     165,116
    13,810 Occidental Petroleum Corp. .................     908,836
       600 Oceaneering International, Inc. + ..........      27,120
       100 Omni Energy Services Corp. + ...............         210
       500 Overseas Shipholding .......................      17,020
       100 Pacific Ethanol, Inc. + ....................          39
     6,350 Parallel Petroleum Corp. + .................      12,319
     1,900 Parker Drilling Co. + ......................       8,246
       730 Patriot Coal Corp. + .......................       4,657
     3,450 Patterson-UTI Energy, Inc. .................      44,367
     4,150 Peabody Energy Corp. .......................     125,164
     4,647 PetroHawk Energy Corp. + ...................     103,628
       496 Petroleum Development Corp. + ..............       7,782
     3,000 Petroquest Energy, Inc. + ..................      11,070
     1,350 Pioneer Drilling Co. + .....................       6,467
     1,325 Pioneer Natural Resources Co. ..............      33,787


   SHARES                                                   VALUE
   ------                                                 ---------
  ENERGY -- 11.6% (CONTINUED)
     2,453 Plains Exploration & Production Co. + ......  $   67,114
     2,950 Pride International, Inc. + ................      73,927
       200 Pyramid Oil Co. + ..........................       1,168
     4,200 Quicksilver Resources, Inc. + ..............      39,018
     2,200 Range Resources Corp. ......................      91,102
     2,100 Rex Energy Corp. + .........................      11,970
     3,000 Rosetta Resources, Inc. + ..................      26,250
     4,100 Rowan, Inc. ................................      79,212
     1,250 RPC, Inc. ..................................      10,437
       600 Sandridge Energy + .........................       5,112
    20,300 Schlumberger, Ltd. .........................   1,098,433
       500 SEACOR Holdings, Inc. + ....................      37,620
     1,000 Ship Finance International, Ltd. ...........      11,030
     3,300 Smith International, Inc. ..................      84,975
     1,172 Southern Union Co. .........................      21,553
     6,000 Southwestern Energy Co. + ..................     233,100
     9,741 Spectra Energy Corp. .......................     164,818
     1,550 St. Mary Land & Exploration Co. ............      32,349
     3,590 Stone Energy Corp. + .......................      26,638
     2,565 Sunoco, Inc. ...............................      59,508
     3,650 Superior Energy Services, Inc. + ...........      63,036
       150 Superior Well Services, Inc. + .............         893
       500 T-3 Energy Services, Inc. + ................       5,955
     1,800 Tesoro Corp. ...............................      22,914
     1,150 Tetra Technologies, Inc. + .................       9,154
       202 TGC Industries, Inc. + .....................         984
       850 Tidewater, Inc. ............................      36,440
       500 Toreador Resources Corp. ...................       3,350
     5,600 Trico Marine Services, Inc. + ..............      19,208
       750 TXCO Resources, Inc. + .....................         270
     2,465 Ultra Petroleum Corp. + ....................      96,135
       200 Union Drilling, Inc. + .....................       1,324
     1,300 Unit Corp. + ...............................      35,841
       850 Uranium Resources, Inc. + ..................       1,088
     2,950 USEC, Inc. + ...............................      15,694
     1,100 Vaalco Energy, Inc. + ......................       4,653
     8,014 Valero Energy Corp. ........................     135,356
     2,550 Venoco, Inc. + .............................      19,559
       462 VeraSun Energy Corp. + .....................           7
       100 Verenium Corp. + ...........................          76
       800 W&T Offshore, Inc. .........................       7,792
       300 Warren Resources, Inc. + ...................         735
     2,500 Western Refining, Inc. .....................      17,650
       500 Westmoreland Coal Co. + ....................       4,050
     1,300 Whiting Petroleum Corp. + ..................      45,708
     9,750 Williams, Inc. .............................     152,198
     9,810 XTO Energy, Inc. ...........................     374,153
                                                         ----------
                                                         19,357,876
                                                         ----------
FINANCIALS -- 14.3%
       200 21st Century Holding Co. ...................         644
       900 Abington Bancorp, Inc. .....................       7,164
       600 ACA Capital Holdings, Inc. + ...............         135
         1 AcadiaRealtyTrust ..........................          13
       600 Advance America Cash Advance Centers,
           Inc. .......................................       2,658
       300 Advanta Corp., Class B .....................         126
       700 Affiliated Managers Group, Inc. + ..........      40,733
       200 Affirmative Insurance Holdings, Inc. .......         710
     7,050 Aflac, Inc. ................................     219,184
     1,000 Allied World Assurance Co. Holdings,
           Ltd. .......................................      40,830
     8,075 Allstate Corp. (The) .......................     197,030
     4,725 AMB Property Corp. .........................      88,877
       519 Ambac Financial Group, Inc. ................         477
       411 Amcore Financial, Inc. .....................         337
       907 American Campus Communities, Inc. ..........      20,117

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 14.3% (CONTINUED)
     1,100 American Equity Investment Life Holding
           Co. ........................................  $    6,138
    17,750 American Express Co. .......................     412,510
       100 American Financial Group, Inc. .............       2,158
       500 American National Insurance Co. ............      37,790
       550 AmeriCredit Corp. + ........................       7,452
     3,080 Ameriprise Financial, Inc. .................      74,752
     1,400 Amtrust Financial Services, Inc. ...........      15,960
       310 Anchor Bancorp Wisconsin, Inc. .............         403
     7,425 Annaly Capital Management, Inc. ............     112,414
     2,700 Anworth Mortgage Asset Corp. ...............      19,467
     3,950 AON Corp. ..................................     149,586
     5,256 Apartment Investment & Management
           Co., Class A ...............................      46,516
       200 Arbor Realty Trust, Inc. ...................         350
       800 Arch Capital Group, Ltd. + .................      46,864
        85 Arlington Asset Investment Corp.,
           Class A + ..................................          32
     4,000 Arthur J. Gallagher & Co. ..................      85,360
       544 Ashford Hospitality Trust, Inc. ............       1,529
     1,700 Aspen Insurance Holdings, Ltd. .............      37,978
       400 Asset Acceptance Capital Corp. + ...........       3,076
     1,354 Associated Banc-Corp .......................      16,925
       300 Associated Estates Realty Corp. ............       1,788
       900 Assurant, Inc. .............................      21,681
     1,000 Assured Guaranty, Ltd. .....................      12,380
       700 Astoria Financial Corp. ....................       6,006
     1,347 AvalonBay Communities, Inc. ................      75,351
       600 Avatar Holdings, Inc. + ....................      10,902
     2,100 Axis Capital Holdings, Ltd. ................      54,978
     2,500 Bancfirst Corp. ............................      86,450
        50 Bancorp, Inc. + ............................         300
     3,650 Bancorpsouth, Inc. .........................      74,934
   109,248 Bank of America Corp. ......................   1,442,074
     3,250 Bank of Hawaii Corp. .......................     116,447
    19,463 Bank of New York Mellon Corp. (The) ........     570,461
     2,500 Bank of the Ozarks, Inc. ...................      54,075
        80 BankAtlantic Bancorp, Inc., Class A ........         309
       700 BankFinancial Corp. ........................       6,202
     2,800 Banner Corp. ...............................      10,696
    10,825 BB&T Corp. .................................     237,934
       500 Beneficial Mutual Bancorp, Inc. + ..........       4,800
       624 Berkshire Hathaway, Inc., Class B + ........   1,806,936
     1,000 BGC Partners, Inc., Class A ................       3,790
     2,500 BioMed Realty Trust, Inc. ..................      25,575
       500 BlackRock, Inc., Class A ...................      87,710
     1,000 Boston Private Financial Holdings, Inc. . ..       4,480
     2,025 Boston Properties, Inc. ....................      96,592
     1,488 Brandywine Realty Trust ....................      11,086
     1,325 BRE Properties, Inc. .......................      31,482
     6,675 Brookfield Properties Corp. ................      53,200
     1,400 Brown & Brown, Inc. ........................      27,902
       100 Camden National Corp. ......................       3,403
     1,425 Camden Property Trust ......................      39,330
       350 Capital City Bank Group, Inc. ..............       5,898
       200 Capital Corp of the West + .................           3
     7,750 Capital One Financial Corp. ................     169,570
     4,139 CapitalSource, Inc. ........................      20,198
       700 CapLease, Inc. .............................       1,932
       200 Capstead Mortgage Corp. ....................       2,542
       100 Cardinal Financial Corp. ...................         783
     1,000 Cascade Bancorp ............................       1,410
       288 Cathay General Bancorp .....................       2,739
     7,125 CB Richard Ellis Group, Inc., Class A + ....      66,690
     1,080 CBL & Associates Properties, Inc. ..........       5,821
       650 Cedar Shopping Centers, Inc. ...............       2,938
       700 Centerline Holding Co., LP .................         161



   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 14.3% (CONTINUED)
    14,114 Charles Schwab Corp. (The) .................  $  247,560
       400 Charter Financial Corp. ....................       4,700
     6,500 Chimera Investment Corp. ...................      22,685
     5,300 Chubb Corp. ................................     211,364
     1,594 Cincinnati Financial Corp. .................      35,626
     8,671 CIT Group, Inc. ............................      18,643
    92,950 Citigroup, Inc. ............................     276,062
       657 Citizens Republic Bancorp, Inc. + ..........         466
     2,500 City Bank ..................................       5,900
       700 City National Corp. ........................      25,781
     1,275 CME Group, Inc., Class A ...................     396,665
       500 CNA Surety Corp. + .........................       6,745
       750 CoBiz Financial, Inc. ......................       4,808
     1,000 Cogdell Spencer, Inc. ......................       4,290
       350 Cohen & Steers, Inc. .......................       5,232
       950 Colonial BancGroup, Inc. (The) .............         589
       429 Colonial Properties Trust ..................       3,175
       276 Columbia Banking System, Inc. ..............       2,823
     4,773 Comerica, Inc. .............................     100,949
     3,500 Commerce Bancshares, Inc. ..................     111,405
       563 Community Bancorp + ........................         524
       500 Community Bank System, Inc. ................       7,280
       100 Community Trust Bancorp, Inc. ..............       2,675
       200 CompuCredit Corp. + ........................         460
       400 Conseco, Inc. + ............................         948
       650 Corporate Office Properties Trust ..........      19,065
       800 Corus Bankshares, Inc. + ...................         220
     2,500 Cousins Properties, Inc. ...................      21,250
     3,000 Crawford & Co., Class B + ..................      14,400
     1,300 Credit Acceptance Corp. + ..................      28,405
       450 Cullen/Frost Bankers, Inc. .................      20,754
     2,500 CVB Financial Corp. ........................      14,925
     6,750 DCT Industrial Trust, Inc. .................      27,540
        23 Deerfield Capital Corp. ....................         103
       322 Delphi Financial Group, Inc., Class (A) ....       6,256
     2,979 Developers Diversified Realty Corp. ........      14,538
     2,900 DiamondRock Hospitality Co. ................      18,154
       500 Digital Realty Trust, Inc. .................      17,925
     1,000 Dime Community Bancshares ..................       9,110
     8,425 Discover Financial Services ................      86,525
     1,100 Donegal Group, Inc., Class A ...............      16,731
     2,600 Douglas Emmett, Inc. .......................      23,374
     5,601 Duke Realty Corp. ..........................      49,121
     7,087 E*Trade Financial Corp. + ..................       9,071
       500 East West Bancorp, Inc. ....................       3,245
     2,825 Eaton Vance Corp. ..........................      75,569
     1,000 Education Realty Trust, Inc. ...............       4,290
     2,500 eHealth, Inc. + ............................      44,150
     2,500 Employers Holdings, Inc. ...................      33,875
       200 Encore Capital Group, Inc. + ...............       2,650
        50 Enterprise Financial Services Corp. ........         455
     4,779 Equity Residential .........................     106,237
       500 Essex Property Trust, Inc. .................      31,115
       900 Everest Re Group, Ltd. .....................      64,413
       500 Extra Space Storage, Inc. ..................       4,175
     9,725 Fannie Mae .................................       5,641
       500 FBL Financial Group, Inc., Class A .........       4,130
       400 Federal Realty Investment Trust ............      20,608
     1,200 Federated Investors, Inc., Class B .........      28,908
     1,000 FelCor Lodging Trust, Inc. .................       2,460
     2,100 FFD Financial Corp. ........................      30,240
     2,791 Fidelity National Financial, Inc., Class A .      37,762
     8,401 Fifth Third Bancorp ........................      59,647
     1,200 Financial Institutions, Inc. . .............      16,392
       100 First Acceptance Corp. + ...................         213
     1,392 First American Corp. .......................      36,067
       300 First Bancorp ..............................       4,704

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 14.3% (CONTINUED)
     2,500 First Bancorp ..............................  $    9,875
     2,500 First Commonwealth Financial Corp. .........      15,850
       425 First Community Bancshares, Inc. ...........       5,457
     2,500 First Financial Bancorp ....................      18,800
       100 First Financial Corp. ......................       3,158
     2,223 First Horizon National Corp. ...............      26,672
       650 First Industrial Realty Trust, Inc. ........       2,827
        50 First Marblehead Corp. (The) + .............         101
     2,208 First Niagara Financial Group, Inc. ........      25,215
       800 First Potomac Realty Trust .................       7,800
       200 First State Bancorporation .................         386
     1,300 FirstMerit Corp. ...........................      22,074
       200 Flagstar Bancorp, Inc. + ...................         136
     1,150 Flagstone Reinsurance Holdings, Ltd. .......      11,845
     2,500 FNB Corp. ..................................      15,475
     1,000 Forestar Group, Inc. + .....................      11,880
     2,600 Fortress Investment Group LLC, Class A .....       8,892
       350 Franklin Bank Corp. + ......................           5
     2,450 Franklin Resources, Inc. ...................     176,424
     3,550 Franklin Street Properties Corp. ...........      47,038
     5,725 Freddie Mac ................................       3,550
       150 Fremont General Corp. + ....................          29
     4,900 Frontier Financial Corp. ...................       5,929
     2,534 Fulton Financial Corp. .....................      13,202
       440 FX Real Estate and Entertainment, Inc. + ...          22
     2,500 GAMCO Investors, Inc., Class A .............     121,250
       450 General Growth Properties, Inc. ............         823
     7,450 Genworth Financial, Inc., Class A ..........      52,076
       400 Getty Realty Corp. .........................       7,548
     3,500 GFI Group, Inc. ............................      23,590
     1,000 Glacier Bancorp, Inc. ......................      14,770
     3,500 GLG Partners, Inc. .........................      14,315
       800 Glimcher Realty Trust ......................       2,320
     7,320 Goldman Sachs Group, Inc. (The) ............   1,079,261
       435 Gramercy Capital Corp. .....................         700
       338 Green Bankshares, Inc. .....................       1,514
       300 Grubb & Ellis Co. ..........................         240
     1,000 Guaranty Bancorp + .........................       1,910
       708 Guaranty Financial Group, Inc. + ...........         135
       100 Hallmark Financial Services + ..............         715
       550 Hanmi Financial Corp. ......................         963
     1,400 Hanover Insurance Group, Inc. (The) ........      53,354
     4,750 Hartford Financial Services Group, Inc. ....      56,383
     1,175 HCC Insurance Holdings, Inc. ...............      28,212
     3,625 HCP, Inc. ..................................      76,814
     2,700 Health Care REIT, Inc. .....................      92,070
        50 Heritage Commerce Corp. ....................         186
       700 Hersha Hospitality Trust ...................       1,736
       650 Highwoods Properties, Inc. .................      14,541
     2,500 Home Bancshares, Inc. ......................      47,600
       800 Horace Mann Educators Corp. ................       7,976
     1,000 Hospitality Properties Trust ...............      11,890
    11,800 Host Hotels & Resorts, Inc. ................      99,002
     6,175 HRPT Properties Trust ......................      25,071
     8,226 Hudson City Bancorp, Inc. ..................     109,324
     5,851 Huntington Bancshares, Inc. ................      24,457
        85 IMPAC Mortgage Holdings, Inc. + ............          85
     1,200 Imperial Capital Bancorp, Inc. + ...........         432
       150 Independent Bank Corp. .....................         198
     2,225 IndyMac Bancorp, Inc. + ....................          71
       300 Inland Real Estate Corp. ...................       2,100
     1,575 IntercontinentalExchange, Inc. + ...........     179,928
       500 International Assets Holding Corp. + .......       7,435
       700 International Bancshares Corp. .............       7,217
       550 Intervest Bancshares Corp., Class A + ......       1,870
     7,200 Invesco, Ltd. ..............................     128,304
       500 Investment Technology Group, Inc. + ........      10,195



   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 14.3% (CONTINUED)
       300 Investors Real Estate Trust ................  $    2,667
       100 Irwin Financial Corp. + ....................          72
     1,564 iStar Financial, Inc. ......................       4,442
     3,475 Janus Capital Group, Inc. ..................      39,615
     1,800 Jefferies Group, Inc. ......................      38,394
    63,659 JPMorgan Chase & Co. .......................   2,171,408
       600 Kearny Financial Corp. .....................       6,864
     9,973 Keycorp ....................................      52,259
     5,525 Kimco Realty Corp. .........................      55,526
       800 Kite Realty Group Trust ....................       2,336
       800 KKR Financial Holdings LLC .................         744
       400 Knight Capital Group, Inc., Class A + ......       6,820
       200 LaBranche & Co., Inc. + ....................         860
     1,200 Lazard, Ltd., Class A ......................      32,304
     1,200 Legg Mason, Inc. ...........................      29,256
     1,505 Leucadia National Corp. ....................      31,740
     1,520 Lexington Realty Trust .....................       5,168
       950 Liberty Property Trust .....................      21,888
     2,500 Life Partners Holdings, Inc. ...............      35,450
     3,700 Lincoln National Corp. .....................      63,677
     8,200 Loews Corp. ................................     224,680
     2,500 LTC Properties, Inc. .......................      51,125
     1,337 M&T Bank Corp. .............................      68,093
     1,326 Macerich Co. (The) .........................      23,345
     1,200 Mack-Cali Realty Corp. .....................      27,360
     7,800 Maguire Properties, Inc. + .................       6,630
       700 Market Leader, Inc. + ......................       1,295
     7,670 Marsh & McLennan, Inc. .....................     154,397
     4,132 Marshall & Ilsley Corp. ....................      19,834
       244 MB Financial, Inc. .........................       2,486
     5,900 MBIA, Inc. + ...............................      25,547
     1,000 Meadowbrook Insurance Group, Inc. ..........       6,530
       600 Medallion Financial Corp. ..................       4,590
       500 Medical Properties Trust, Inc. .............       3,035
     8,621 MetLife, Inc. ..............................     258,716
     2,600 MF Global, Ltd. + ..........................      15,418
     6,700 MFA Mortgage Investments, Inc. .............      46,364
       600 MGIC Investment Corp. ......................       2,640
       100 Mid-America Apartment Communities,
           Inc. .......................................       3,671
       250 Midwest Banc Holdings, Inc. ................         185
     2,500 Montpelier Re Holdings, Ltd. ...............      33,225
     2,575 Moody's Corp. . ............................      67,851
    16,725 Morgan Stanley .............................     476,830
       600 Nara Bancorp, Inc. .........................       3,108
     2,450 NASDAQ OMX Group, Inc. + ...................      52,209
       400 National Interstate Corp. ..................       6,072
     2,500 National Penn Bancshares, Inc. .............      11,525
     2,500 National Retail Properties, Inc. ...........      43,375
       850 Nationwide Health Properties, Inc. .........      21,879
       600 NBT Bancorp, Inc. ..........................      13,026
     2,500 Nelnet, Inc., Class A + ....................      33,975
     5,812 New York Community Bancorp, Inc. ...........      62,130
     1,100 NewAlliance Bancshares, Inc. ...............      12,650
       350 Newcastle Investment Corp. .................         231
        50 North Valley Bancorp .......................         249
     3,950 Northern Trust Corp. .......................     212,036
       156 NorthStar Realty Finance Corp. .............         441
     4,550 NYSE Euronext ..............................     123,988
     2,800 Ocwen Financial Corp. + ....................      36,316
     1,100 Old National Bancorp .......................      10,802
     3,412 Old Republic International Corp. ...........      33,608
       400 Old Second Bancorp, Inc. ...................       2,360
       800 Omega Healthcare Investors, Inc. ...........      12,416
       432 Oriental Financial Group, Inc. .............       4,190
     3,000 Oritani Financial Corp. ....................      41,130
       283 Pacific Capital Bancorp NA .................         606

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 14.3% (CONTINUED)
       200 Parkway Properties, Inc. .................... $    2,600
     3,400 PartnerRe, Ltd. ............................     220,830
     1,000 Penn Treaty American Corp. + ...............         210
     3,347 People's United Financial, Inc. ............      50,339
       123 PHH Corp. + ................................       2,236
     2,150 Phoenix Cos., Inc. (The) ...................       3,591
     2,500 Pinnacle Financial Partners, Inc. + ........      33,300
     2,684 Plum Creek Timber Co., Inc. ................      79,930
        25 PMI Group, Inc. ............................          49
     7,075 Popular, Inc. ..............................      15,565
     1,000 Preferred Bank .............................       3,800
       100 Primus Guaranty, Ltd. + ....................         236
     3,500 Principal Financial Group, Inc. ............      65,940
     2,900 PrivateBancorp, Inc. .......................      64,496
       265 ProAssurance Corp. + .......................      12,246
     9,725 Progressive Corp. (The) ....................     146,945
     6,744 ProLogis ...................................      54,357
     1,050 Provident New York Bancorp .................       8,526
     7,250 Prudential Financial, Inc. .................     269,845
     2,139 Public Storage .............................     140,062
       500 Pzena Investment Management, Inc.,
           Class A ....................................       3,790
        70 Radian Group, Inc. .........................         190
       200 RAIT Financial Trust .......................         274
     1,000 Ramco-Gershenson Properties Trust ..........      10,010
     2,700 Raymond James Financial, Inc. ..............      46,467
     1,001 Rayonier, Inc. .............................      36,386
     4,100 Realty Income Corp. ........................      89,872
     3,200 Redwood Trust, Inc. ........................      47,232
     1,825 Regency Centers Corp. ......................      63,711
    17,606 Regions Financial Corp. ....................      71,128
     1,500 Reinsurance Group of America, Inc.,
           Class A ....................................      52,365
     1,000 RenaissanceRe Holdings, Ltd. ...............      46,540
        50 Renasant Corp. .............................         751
       315 Republic Bancorp, Inc., Class A ............       7,116
       250 Resource America, Inc., Class A ............       1,345
       200 Resource Capital Corp. .....................         640
       200 Roma Financial Corp. .......................       2,548
       600 Santander BanCorp ..........................       4,176
       200 Saul Centers, Inc. .........................       5,914
       700 SeaBright Insurance Holdings, Inc. + .......       7,091
       750 Seacoast Banking Corp of Florida ...........       1,822
     1,450 Senior Housing Properties Trust ............      23,664
       600 Signature Bank + ...........................      16,272
     4,538 Simon Property Group, Inc. .................     233,367
       997 SL Green Realty Corp. ......................      22,871
     8,000 SLM Corp. + ................................      82,160
       150 South Financial Group, Inc. (The) ..........         179
     1,000 Southern Missouri Bancorp, Inc. ............       9,950
        50 Southwest Bancorp, Inc. ....................         488
     2,200 St. Joe Co. (The) + ........................      58,278
       490 StanCorp Financial Group, Inc. .............      14,053
       500 State Auto Financial Corp. .................       8,750
     7,815 State Street Corp. .........................     368,868
        50 Sterling Bancorp, Class N ..................         417
     1,100 Sterling Bancshares, Inc. ..................       6,963
       394 Sterling Financial Corp. ...................       1,147
       300 Stewart Information Services Corp. .........       4,275
       100 Strategic Hotels & Resorts, Inc. ...........         111
     2,500 Student Loan Corp. (The) ...................      93,000
        50 Suffolk Bancorp ............................       1,282
       822 Sun Bancorp, Inc. + ........................       4,258
       500 Sun Communities, Inc. ......................       6,890
     1,095 Sunstone Hotel Investors, Inc. .............       5,858
     4,580 SunTrust Banks, Inc. .......................      75,341
       150 Superior Bancorp + .........................         391


   SHARES                                                   VALUE
   ------                                                 ---------
FINANCIALS -- 14.3% (CONTINUED)
       690 Susquehanna Bancshares, Inc. ...............  $    3,374
     3,150 SVB Financial Group + ......................      85,743
     6,831 Synovus Financial Corp. ....................      20,425
     4,525 T Rowe Price Group, Inc. ...................     188,557
       500 Taubman Centers, Inc. ......................      13,430
       500 Taylor Capital Group, Inc. + ...............       3,425
     2,100 TCF Financial Corp. ........................      28,077
     3,103 TD Ameritrade Holding Corp. + ..............      54,427
        50 Tejon Ranch Co. + ..........................       1,324
       400 Texas Capital Bancshares, Inc. + ...........       6,188
     4,050 TFS Financial Corp. ........................      43,011
       200 Thomas Weisel Partners Group, Inc. + . .....       1,204
       225 Thornburg Mortgage, Inc. + .................           2
     1,200 Torchmark Corp. ............................      44,448
       100 TowneBank ..................................       1,400
       100 TradeStation Group, Inc. + .................         846
     9,359 Travelers Cos., Inc. (The) .................     384,093
        90 Tree.com, Inc. + ...........................         864
       950 Triad Guaranty, Inc. + .....................         646
       400 Trico Bancshares ...........................       6,200
     2,708 Trustco Bank Corp. .........................      16,004
    29,509 U.S. Bancorp ...............................     528,801
     2,425 UCBH Holdings, Inc. ........................       3,056
     1,728 UDR, Inc. ..................................      17,850
       760 UMB Financial Corp. ........................      28,888
       800 Umpqua Holdings Corp. ......................       6,208
       650 United America Indemnity, Ltd.,
           Class A + ..................................       3,114
     2,357 United Community Banks, Inc. ...............      14,118
       317 United Community Financial Corp. ...........         346
       403 United Financial Bankcorp, Inc. ............       5,569
       300 United Fire & Casualty Co. .................       5,145
       400 United PanAm Financial Corp. + .............       1,420
       309 United Security Bancshares .................       1,557
       350 Unitrin, Inc. ..............................       4,207
       200 Universal Health Realty Income Trust .......       6,304
     4,907 Unum Group .................................      77,825
       500 Urstadt Biddle Properties, Inc., Class A ...       7,040
       937 U-Store-It Trust ...........................       4,591
     1,582 Valley National Bancorp ....................      18,509
     3,275 Ventas, Inc. ...............................      97,791
        25 Vineyard National Bancorp + ................           3
       565 Virginia Commerce Bancorp + ................       1,300
       157 Virtus Investment Partners, Inc. + .........       2,306
     2,855 Vornado Realty Trust .......................     128,561
        15 W Holding Co., Inc. ........................         213
     4,687 W.R. Berkley Corp. .........................     100,630
     1,400 Waddell & Reed Financial, Inc., Class A ....      36,918
       219 Walter Investment Management Corp. + .......       2,908
     3,833 Washington Federal, Inc. ...................      49,829
       250 Washington Real Estate Investment Trust ....       5,593
       400 Washington Trust Bancorp, Inc. .............       7,132
       550 Waterstone Financial, Inc. + ...............       1,633
     4,400 Weingarten Realty Investors ................      63,844
    76,223 Wells Fargo & Co. ..........................   1,849,170
       500 Westamerica Bancorporation .................      24,805
       550 Western Alliance Bancorp + .................       3,762
       200 Westfield Financial, Inc. ..................       1,812
     1,675 Whitney Holding Corp. ......................      15,343
       700 Wilmington Trust Corp. .....................       9,562
       700 Wilshire Bancorp, Inc. .....................       4,025
        10 WP Stewart & Co., Ltd. + ...................          52
     6,425 XL Capital, Ltd., Class A ..................      73,630
     4,130 Zions Bancorporation .......................      47,743
       400 ZipRealty, Inc. + ..........................       1,072
                                                         ----------
                                                         23,954,061
                                                         ----------

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                   VALUE
   ------                                                 ---------
HEALTH CARE -- 13.8%
    26,300 Abbott Laboratories ........................  $1,237,152
       100 Abraxis Bioscience, Inc. + .................       3,686
       100 Acadia Pharmaceuticals, Inc. + .............         219
       100 ADAM, Inc. + ...............................         288
       100 Adolor Corp. + .............................         176
     6,700 Aetna, Inc. ................................     167,835
       200 Affymetrix, Inc. + .........................       1,186
       300 Air Methods Corp. + ........................       8,208
       400 Akorn, Inc. + ..............................         480
       700 Albany Molecular Research, Inc. + ..........       5,873
     1,500 Alexion Pharmaceuticals, Inc. + ............      61,680
     3,150 Align Technology, Inc. + ...................      33,390
     2,500 Alkermes, Inc. + ...........................      27,050
     5,480 Allergan, Inc. .............................     260,738
       700  Alliance HealthCare Services, Inc. + ......       5,131
       100 Allos Therapeutics, Inc. + .................         829
       100 Altus Pharmaceuticals, Inc. + ..............          41
       500 AMAG Pharmaceuticals, Inc. + ...............      27,335
       201 Amedisys, Inc. + ...........................       6,637
       600 AMERIGROUP Corp. + .........................      16,110
     5,080 AmerisourceBergen Corp., Class A ...........      90,119
    18,102 Amgen, Inc. + ..............................     958,320
       300 Amicus Therapeutics, Inc. + ................       3,435
       250 AMN Healthcare Services, Inc. + ............       1,595
     1,250 Amylin Pharmaceuticals, Inc. + .............      16,875
       600 Angeion Corp. + ............................       1,830
       500 Anika Therapeutics, Inc. + .................       2,375
       300 Arena Pharmaceuticals, Inc. + ..............       1,497
       400 Artes Medical, Inc. + ......................           2
       900 Aspect Medical Systems, Inc. + .............       5,319
       500 AspenBio Pharma, Inc. + ....................       1,335
       200 Atherogenics, Inc. + (B) ...................          --
    10,488 Baxter International, Inc. .................     555,444
     1,100 Beckman Coulter, Inc. ......................      62,854
     3,975 Becton Dickinson and Co. ...................     283,457
       800 Biodel, Inc. + .............................       4,128
       200 BioForm Medical, Inc. + ....................         432
     5,055 Biogen Idec, Inc. + ........................     228,233
     1,000 BioMarin Pharmaceutical, Inc. + ............      15,610
       500 Bio-Rad Laboratories, Inc., Class A + ......      37,740
    23,939 Boston Scientific Corp. + ..................     242,741
    33,550 Bristol-Myers Squibb Co. ...................     681,401
     1,000 Brookdale Senior Living, Inc. ..............       9,740
       200 BSD Medical Corp. + ........................         416
     1,725 C.R. Bard, Inc. ............................     128,426
     3,100 Cambrex Corp. + ............................      12,772
       100 Candela Corp. + ............................         103
       100 Capital Senior Living Corp. + ..............         455
     1,150 Caraco Pharmaceutical Laboratories,
           Ltd. + .....................................       3,530
     6,086 Cardinal Health, Inc. ......................     185,927
     2,500 Celera Corp. + .............................      19,075
     7,050 Celgene Corp. + ............................     337,272
     5,900 Cell Therapeutics, Inc. + ..................      10,148
       700 Centene Corp. + ............................      13,986
     1,825 Cephalon, Inc. + ...........................     103,386
     1,150 Cerner Corp. + .............................      71,633
     3,600 Charles River Laboratories International,
           Inc. + .....................................     121,500
     3,400 Cigna Corp. ................................      81,906
       200 Cleveland Biolabs, Inc. + ..................         862
     1,100 Community Health Systems, Inc. + ...........      27,775
     2,500 Conceptus, Inc. + ..........................      42,250
       300 Conmed Corp. + .............................       4,656
       400 Cougar Biotechnology, Inc. + ...............      17,184
     1,450 Covance, Inc. + ............................      71,340
     2,116 Coventry Health Care, Inc. + ...............      39,591


   SHARES                                                   VALUE
   ------                                                 ---------
HEALTH CARE -- 13.8% (CONTINUED)
     7,837 Covidien PLC ...............................  $  293,417
       500 Cubist Pharmaceuticals, Inc. + .............       9,165
       100 CuraGen Corp. + ............................         144
     2,900 Cynosure, Inc., Class A + ..................      22,185
     6,600 Cytori Therapeutics, Inc. + ................      23,826
     2,475 DaVita, Inc. + .............................     122,414
     1,700 Dendreon Corp. + ...........................      42,245
     2,075 DENTSPLY International, Inc. ...............      63,329
       100 Dialysis Corp. of America + ................         501
       500 Dionex Corp. + .............................      30,515
       100 Dyax Corp. + ...............................         214
     1,050 Edwards Lifesciences Corp. + ...............      71,432
    16,495 Eli Lilly & Co. ............................     571,387
       200 Emergency Medical Services Corp.,
           Class A + ..................................       7,364
     2,850 Emergent Biosolutions, Inc. + ..............      40,840
     3,500 Emergent Group, Inc. .......................      28,070
     1,650 Endo Pharmaceuticals Holdings, Inc. + ......      29,568
     1,100 eResearchTechnology, Inc. + ................       6,831
       700 ev3, Inc. + ................................       7,504
       800 Exelixis, Inc. + ...........................       3,896
     3,500 Express Scripts, Inc., Class A + ...........     240,625
        60 Facet Biotech Corp. + ......................         557
       100 Five Star Quality Care, Inc. + .............         191
     5,100 Forest Laboratories, Inc. + ................     128,061
     2,500 Genomic Health, Inc. + .....................      43,325
     1,375 Gen-Probe, Inc. + ..........................      59,097
        50 Gentiva Health Services, Inc. + ............         823
     4,105 Genzyme Corp. + ............................     228,525
     2,500 Geron Corp. + ..............................      19,175
    15,500 Gilead Sciences, Inc. + ....................     726,020
     2,500 Greatbatch, Inc. + .........................      56,525
       450 GTx, Inc. + ................................       4,153
       500 Haemonetics Corp. + ........................      28,500
     1,700 Halozyme Therapeutics, Inc. + ..............      11,849
     2,500 Hanger Orthopedic Group, Inc. + ............      33,975
     6,150 Health Management Associates, Inc.,
           Class A + ..................................      30,381
     2,700 Health Net, Inc. + .........................      41,985
     2,500 Healthsouth Corp. + ........................      36,100
     1,800 Henry Schein, Inc. + .......................      86,310
       300 Hill-Rom Holdings, Inc. ....................       4,866
     2,595 HLTH Corp. + ...............................      33,994
     4,952 Hologic, Inc. + ............................      70,467
     2,340 Hospira, Inc. + ............................      90,137
       650 Human Genome Sciences, Inc. + ..............       1,859
     3,000 Humana, Inc. + .............................      96,780
       200 Hythiam, Inc. + ............................          57
     1,300 Idenix Pharmaceuticals, Inc. + .............       4,784
     1,700 Idexx Laboratories, Inc. + .................      78,540
     1,888 Illumina, Inc. + ...........................      73,519
       100 Immtech Pharmaceuticals, Inc., Class A + ...          19
     1,680 Immucor, Inc. + ............................      23,117
     2,500 IMS Health, Inc. ...........................      31,750
       200 Incyte Corp., Ltd. + .......................         658
       600 Infinity Pharmaceuticals, Inc. + ...........       3,504
       450 InterMune, Inc. + ..........................       6,840
       600 Intuitive Surgical, Inc. + .................      98,196
     1,281 Inverness Medical Innovations, Inc. + ......      45,578
       200 IRIS International, Inc. + .................       2,360
       700 Isis Pharmaceuticals, Inc. + ...............      11,550
       400 Jazz Pharmaceuticals, Inc. + ...............       1,492
    47,185 Johnson & Johnson ..........................   2,680,108
       300 Kendle International, Inc. + ...............       3,672
       300 Keryx Biopharmaceuticals, Inc. + ...........         271
     2,500 Kindred Healthcare, Inc. + .................      30,925
       650 Kinetic Concepts, Inc. + ...................      17,713

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
HEALTH CARE -- 13.8% (CONTINUED)
     3,924 King Pharmaceuticals, Inc. + ...............  $   37,788
     4,500 KV Pharmaceutical Co., Class A + ...........      14,445
     2,875 Laboratory Corp. of America Holdings +. ....     194,896
     2,500 Landauer, Inc. .............................     153,350
       200 LCA-Vision, Inc. ...........................         844
       600 LHC Group, Inc. + ..........................      13,326
     2,833 Life Technologies Corp. + ..................     118,193
     3,365 LifePoint Hospitals, Inc. + ................      88,331
       100 Ligand Pharmaceuticals, Inc., Class B + ....         286
       700 Lincare Holdings, Inc. + ...................      16,464
       700 Luminex Corp. + ............................      12,978
       500 MAKO Surgical Corp. + ......................       4,510
     2,600 MannKind Corp. + ...........................      21,606
       200 Maxygen, Inc. + ............................       1,344
     4,300 McKesson Corp. .............................     189,200
       200 MDRNA, Inc. + ..............................         276
     4,325 Medarex, Inc. + ............................      36,114
       400 MedAssets, Inc. + ..........................       7,780
     8,648 Medco Health Solutions, Inc. + .............     394,435
       300 Medicis Pharmaceutical Corp., Class A ......       4,896
       500 Medivation, Inc. + .........................      11,205
     2,116 Mednax, Inc. + .............................      89,147
    19,168 Medtronic, Inc. ............................     668,772
    36,058 Merck & Co., Inc. ..........................   1,008,182
       100 Merge Healthcare, Inc. + ...................         430
       500 Mettler-Toledo International, Inc. + .......      38,575
       800 Micrus Endovascular Corp. + ................       7,232
       900 Millipore Corp. + ..........................      63,189
       400 Molina Healthcare, Inc. + ..................       9,568
     1,200 Momenta Pharmaceuticals, Inc. + ............      14,436
     3,650 Mylan, Inc. + ..............................      47,632
     1,500 Myriad Genetics, Inc. + ....................      53,475
       375 Myriad Pharmaceuticals, Inc. + .............       1,744
       950 Nektar Therapeutics + ......................       6,156
       200 Neurocrine Biosciences, Inc. + .............         646
       300 Nighthawk Radiology Holdings, Inc. + .......       1,110
       100 Northstar Neuroscience, Inc. + .............         201
       900 Oculus Innovative Sciences, Inc. + .........       3,060
       200 Odyssey HealthCare, Inc. + .................       2,056
     2,500 Omnicare, Inc. .............................      64,400
     1,325 Onyx Pharmaceuticals, Inc. + ...............      37,445
     2,500 Optimer Pharmaceuticals, Inc. + ............      37,425
       750 Orexigen Therapeutics, Inc. + ..............       3,848
     1,350 OSI Pharmaceuticals, Inc. + ................      38,110
       300 Osiris Therapeutics, Inc. + ................       4,029
        50 Palomar Medical Technologies, Inc. + .......         733
       450 Patterson Cos., Inc. + .....................       9,765
       800 PDI, Inc. + ................................       3,280
     4,200 PDL BioPharma, Inc. ........................      33,180
     1,517 PerkinElmer, Inc. ..........................      26,396
     3,800 Perrigo Co. ................................     105,564
   115,061 Pfizer, Inc. ...............................   1,725,915
     1,700 Pharmaceutical Product Development,
           Inc. .......................................      39,474
       400 Pozen, Inc. + ..............................       3,072
       800 Progenics Pharmaceuticals, Inc. + ..........       4,120
       200 Providence Service Corp. (The) + ...........       2,190
       500 PSS World Medical, Inc. + ..................       9,255
       200 Pure Bioscience + ..........................         364
       500 Quality Systems, Inc. ......................      28,480
     2,225 Quest Diagnostics, Inc. ....................     125,557
     1,000 Questcor Pharmaceuticals, Inc. + ...........       5,000
       700 Regeneron Pharmaceuticals, Inc. + ..........      12,544
       400 Repros Therapeutics, Inc. + ................       2,876
       600 Res-Care, Inc. + ...........................       8,580
     1,000 Resmed, Inc. + .............................      40,730
       100 Rigel Pharmaceuticals, Inc. + ..............       1,212




   SHARES                                                   VALUE
   ------                                                 ---------
HEALTH CARE -- 13.8% (CONTINUED)
       418 RTI Biologics, Inc. + ......................  $    1,793
       500 RXi Pharmaceuticals Corp. + ................       2,270
       300 Sangamo Biosciences, Inc. + ................       1,482
       800 Savient Pharmaceuticals, Inc. + ............      11,088
    27,625 Schering-Plough Corp. ......................     693,940
     2,700 Sepracor, Inc. + ...........................      46,764
     1,500 Sequenom, Inc. + ...........................       5,865
       450 Sirona Dental Systems, Inc. + ..............       8,996
       700 Skilled Healthcare Group, Inc., Class A + ..       5,250
       600 Solta Medical, Inc. + ......................         936
       100 Somaxon Pharmaceuticals, Inc. + ............         110
     5,350 St. Jude Medical, Inc. + ...................     219,885
       650 STERIS Corp. ...............................      16,952
     5,570 Stryker Corp. ..............................     221,352
       700 Sun Healthcare Group, Inc. + ...............       5,908
       200 Symmetry Medical, Inc. + ...................       1,864
       400 Synta Pharmaceuticals Corp. + ..............         924
     1,000 Techne Corp. ...............................      63,810
     1,000 Teleflex, Inc. .............................      44,830
       400 Telik, Inc. + ..............................         340
    10,126 Tenet Healthcare Corp. + ...................      28,555
       500 Theravance, Inc. + .........................       7,320
     7,059 Thermo Fisher Scientific, Inc. + ...........     287,795
       900 Thoratec Corp. + ...........................      24,102
     1,000 TranS1, Inc. + .............................       6,230
        50 Transcend Services, Inc. + .................         793
        80 Transcept Pharmaceuticals, Inc. + ..........         414
       600 Triple-S Management Corp., Class B + . .....       9,354
       600 United American Healthcare Corp. + .........         990
       300 United Therapeutics Corp. + ................      24,999
    21,012 UnitedHealth Group, Inc. ...................     524,880
       500 Universal American Corp. + .................       4,360
     1,500 Universal Health Services, Inc., Class B . .      73,275
       750 Valeant Pharmaceuticals International + . ..      19,290
     2,600 Varian Medical Systems, Inc. + .............      91,364
     1,100 VCA Antech, Inc. + .........................      29,370
     2,100 Vertex Pharmaceuticals, Inc. + .............      74,844
       800 Viropharma, Inc. + .........................       4,744
       500 Virtual Radiologic Corp. + .................       4,515
       500 Volcano Corp. + ............................       6,990
     2,500 Warner Chilcott, Ltd., Class A + ...........      32,875
     2,100 Waters Corp. + .............................     108,087
     1,350 Watson Pharmaceuticals, Inc. + .............      45,482
     8,491 WellPoint, Inc. + ..........................     432,107
    22,750 Wyeth ......................................   1,032,623
     3,500 Zimmer Holdings, Inc. + ....................     149,100
     2,800 Zymogenetics, Inc. + .......................      12,880
                                                         ----------
                                                         23,029,618
                                                         ----------
INDUSTRIALS -- 10.2%
    10,300 3M Co. .....................................     619,030
       300 Acacia Research-Acacia Technologies + ......       2,361
     2,525 Access to Money, Inc. + ....................         757
       200 Accuride Corp. + ...........................          66
       240 Actuant Corp., Class A .....................       2,928
       400 Acuity Brands, Inc. ........................      11,220
     1,100 Aecom Technology Corp. + ...................      35,200
     1,200 AeroCentury Corp. + ........................      10,512
     2,500 Aerovironment, Inc. + ......................      77,150
       850 AGCO Corp. + ...............................      24,709
     2,700 Aircastle, Ltd. ............................      19,845
     2,500 Airtran Holdings, Inc. + ...................      15,475
     1,000 Albany International Corp., Class A ........      11,380
       350 Alexander & Baldwin, Inc. ..................       8,204
       650 Alliant Techsystems, Inc. + ................      53,534
       450 Amerco, Inc. + .............................      16,717
        75 American Commercial Lines, Inc. + ..........       1,161

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INDUSTRIALS -- 10.2% (CONTINUED)
       500 American Ecology Corp. .....................  $    8,960
        50 Ameron International Corp. .................       3,352
     1,050 AMETEK, Inc. ...............................      36,309
     4,075 AMR Corp. + ................................      16,381
     1,500 Amrep Corp. + ..............................      16,545
       500 Apogee Enterprises, Inc. ...................       6,150
       100 Applied Energetics, Inc. + .................          48
       200 Applied Signal Technology, Inc. ............       5,102
       300 Armstrong World Industries, Inc. + .........       4,947
       250 Ascent Solar Technologies, Inc. + ..........       1,955
       100 ATC Technology Corp. + .....................       1,450
     1,100 Avery Dennison Corp. .......................      28,248
       592 Avis Budget Group, Inc. + ..................       3,345
       300 Axsys Technologies, Inc. + .................      16,092
       300 AZZ, Inc. + ................................      10,323
       200 Baker (Michael) Corp. + ....................       8,472
       400 Basin Water, Inc. + ........................         160
     2,575 BE Aerospace, Inc. + .......................      36,977
       500 Blount International, Inc. + ...............       4,305
       900 BlueLinx Holdings, Inc. + ..................       2,700
    11,200 Boeing Co. .................................     476,000
       550 Brady Corp., Class A .......................      13,816
       450 Brink's Co. (The) ..........................      13,063
       100 BTU International, Inc. + ..................         524
     3,600 Bucyrus International, Inc., Class A .......     102,816
       450 Builders FirstSource, Inc. + ...............       1,872
       150 Building Materials Holding Corp. + .........           7
     4,640 Burlington Northern Santa Fe Corp. .........     341,226
       100 C&D Technologies, Inc. + ...................         200
       500 Carlisle Cos., Inc. ........................      12,020
       100 Casella Waste Systems, Inc., Class A + .....         199
    10,100 Caterpillar, Inc. ..........................     333,704
     1,300 CBIZ, Inc. + ...............................       9,256
       400 CDI Corp. ..................................       4,460
       400 Ceco Environmental Corp. + .................       1,592
     2,800 Celadon Group, Inc. + ......................      23,492
       800 Cenveo, Inc. + .............................       3,384
     3,550 CH Robinson Worldwide, Inc. ................     185,133
     1,000 Chart Industries, Inc. + ...................      18,180
     2,032 Cintas Corp. ...............................      46,411
       400 CLARCOR, Inc. ..............................      11,676
       300 Coleman Cable, Inc. + ......................         843
     1,000 Colfax Corp. + .............................       7,720
       400 Columbus McKinnon Corp. + ..................       5,060
       900 Comfort Systems USA, Inc. ..................       9,225
       300 Commercial Vehicle Group, Inc. + ...........         432
       100 Competitive Technologies, Inc. + ...........         166
       750 COMSYS IT Partners, Inc. + .................       4,388
     1,600 Continental Airlines, Inc., Class B + ......      14,176
       450 Con-way, Inc. ..............................      15,889
     2,725 Cooper Industries, Ltd., Class A ...........      84,611
       700 Copart, Inc. + .............................      24,269
       200 Cornell, Inc. + ............................       3,242
     1,800 Corrections Corp of America + ..............      30,582
     1,750 Covanta Holding Corp. + ....................      29,680
       100 Covenant Transportation Group, Inc.,
           Class A + ..................................         550
       300 Crane Co. ..................................       6,693
     6,950 CSX Corp. ..................................     240,678
     2,500 Cummins, Inc. ..............................      88,025
       300 Curtiss-Wright Corp. .......................       8,919
     4,018 Danaher Corp. ..............................     248,071
     7,150 Deere & Co. ................................     285,643
    12,050 Delta Air Lines, Inc. + ....................      69,769
       200 Diamond Management & Technology
           Consultants, Inc., Class A .................         840
       200 Document Security Systems, Inc. + ..........         380


   SHARES                                                   VALUE
   ------                                                 ---------
INDUSTRIALS -- 10.2% (CONTINUED)
       500 Dollar Thrifty Automotive Group, Inc. + ....  $    6,975
       900 Donaldson Co., Inc. ........................      31,176
     4,050 Dover Corp. ................................     134,015
       825 Dun & Bradstreet Corp. .....................      66,998
       100 DXP Enterprises, Inc. + ....................       1,147
     1,000 Dycom Industries, Inc. + ...................      11,070
       400 Dynamic Materials Corp. ....................       7,712
       200 Eagle Bulk Shipping, Inc. ..................         938
     3,300 Eaton Corp. ................................     147,213
    12,100 Emerson Electric Co. .......................     392,040
       700 Empire Resources, Inc. .....................         994
       550 Encore Wire Corp. ..........................      11,743
       500 Ener1, Inc. + ..............................       2,730
       500 Energy Recovery, Inc. + ....................       3,540
     3,500 EnergySolutions, Inc. ......................      32,200
        50 Ennis, Inc. ................................         623
     1,975 Equifax, Inc. ..............................      51,547
       225 Evergreen Solar, Inc. + ....................         488
     3,925 Expeditors International of Washington,
           Inc. .......................................     130,859
        10 ExpressJet Holdings, Inc., Class A + .......          14
     1,950 Fastenal Co. ...............................      64,681
     1,000 Federal Signal Corp. .......................       7,650
     5,482 FedEx Corp. ................................     304,909
       750 First Advantage Corp., Class A + ...........      11,407
       700 First Solar, Inc. + ........................     113,484
       200 Flanders Corp. + ...........................       1,222
     1,000 Flowserve Corp. ............................      69,810
     2,700 Fluor Corp. ................................     138,483
       600 Frontier Airlines Holdings, Inc. + .........          57
       100 Frozen Food Express Industries .............         318
     1,425 FTI Consulting, Inc. + .....................      72,276
       700 Fuel Tech, Inc. + ..........................       6,790
       500 FuelCell Energy, Inc. + ....................       2,090
       300 Furmanite Corp. + ..........................       1,338
     1,050 Gardner Denver, Inc. + .....................      26,428
       200 GATX Corp. .................................       5,144
     1,425 General Cable Corp. + ......................      53,551
     5,040 General Dynamics Corp. .....................     279,166
   180,246 General Electric Co. .......................   2,112,483
     2,500 GeoEye, Inc. + .............................      58,900
     1,825 Goodrich Corp. .............................      91,195
       325 Gorman-Rupp Co. (The) ......................       6,555
       487 Graco, Inc. ................................      10,724
     2,850 GrafTech International, Ltd. + .............      32,234
       500 Granite Construction, Inc. .................      16,640
       550 Greenbrier, Inc. ...........................       3,955
     2,850 Griffon Corp. + ............................      23,712
       850 Hardinge, Inc. .............................       3,612
     1,200 Harsco Corp. ...............................      33,960
       200 Herley Industries, Inc. + ..................       2,194
     2,650 Hertz Global Holdings, Inc. + ..............      21,173
       550 Hexcel Corp. + .............................       5,241
     1,400 HI Shear Technology Corp. ..................      11,480
       300 Hill International, Inc. + .................       1,290
       600 Hoku Scientific, Inc. + ....................       1,524
    11,525 Honeywell International, Inc. ..............     361,885
     1,050 Horizon Lines, Inc., Class A ...............       4,053
       600 Hubbell, Inc., Class B .....................      19,236
       400 Hurco Cos., Inc. + .........................       6,252
       100 Huron Consulting Group, Inc. + .............       4,623
     2,500 ICF International, Inc. + ..................      68,975
       300 ICT Group, Inc. + ..........................       2,619
       975 IDEX Corp. .................................      23,956
       250 IHS, Inc., Class A + .......................      12,467
     7,466 Illinois Tool Works, Inc. ..................     278,780
        50 Imperial Industries, Inc. + ................          32

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INDUSTRIALS -- 10.2% (CONTINUED)
       950 Industrial Services of America, Inc. .......  $    6,365
     5,984 Ingersoll-Rand PLC, Class A ................     125,066
       100 Innovative Solutions & Support, Inc. .......         447
       500 Integrated Electrical Services, Inc. + .....       3,905
       300 Interface, Inc., Class A ...................       1,860
       500 Interline Brands, Inc. + ...................       6,840
       400 Intersections, Inc. + ......................       1,856
     2,650 Iron Mountain, Inc. + ......................      76,187
     2,700 ITT Corp. ..................................     120,150
     2,000 Jacobs Engineering Group, Inc. + ...........      84,180
     1,875 JB Hunt Transport Services, Inc. ...........      57,244
     6,025 JetBlue Airways Corp. + ....................      25,727
       251 John Bean Technologies Corp. ...............       3,143
     1,675 Joy Global, Inc. ...........................      59,831
     3,823 Kansas City Southern + .....................      61,589
     1,550 KBR, Inc. ..................................      28,582
       400 Kelly Services, Inc., Class A ..............       4,380
     2,000 Kennametal, Inc. ...........................      38,360
     2,650 Kforce, Inc. + .............................      21,916
       700 Kimball International, Inc., Class B .......       4,368
       900 Kirby Corp. + ..............................      28,611
       387 Knight Transportation, Inc. ................       6,405
       500 Knoll, Inc. ................................       3,790
       100 Kratos Defense & Security Solutions,
           Inc. + .....................................          89
     7,000 Kreisler Manufacturing Corp. + .............      29,330
     2,775 L-3 Communications Holdings, Inc.,
           Class 3 ....................................     192,530
       100 LaBarge, Inc. + ............................         927
       800 Landstar System, Inc. ......................      28,728
       600 Layne Christensen Co. + ....................      12,270
       100 LECG Corp. + ...............................         326
     3,350 Lennox International, Inc. .................     107,569
       700 Lincoln Electric Holdings, Inc. ............      25,228
       200 Lindsay Corp. ..............................       6,620
     2,500 LMI Aerospace, Inc. + ......................      25,300
     5,450 Lockheed Martin Corp. ......................     439,543
       700 LSI Industries, Inc. .......................       3,815
     5,300 Macquarie Infrastructure Co. LLC ...........      21,783
     2,900 Manitowoc Co., Inc. (The) ..................      15,254
     1,128 Manpower, Inc. .............................      47,760
       100 Marten Transport, Ltd. + ...................       2,076
     5,250 Masco Corp. ................................      50,295
       900 MasTec, Inc. + .............................      10,548
     2,875 McDermott International, Inc. + ............      58,391
     2,500 Mcgrath Rentcorp ...........................      47,650
       800 Medis Technologies, Ltd. + .................         400
       300 Mesa Air Group, Inc. + .....................          30
     3,150 Metalico, Inc. + ...........................      14,679
       300 Mfri, Inc. + ...............................       1,854
     2,748 Middleby Corp. + ...........................     120,692
     1,650 Monster Worldwide, Inc. + ..................      19,487
     3,550 MPS Group, Inc. + ..........................      27,122
       300 MSC Industrial Direct Co., Class A .........      10,644
     1,900 Mueller Water Products, Inc., Class A ......       7,106
       100 NACCO Industries, Inc., Class A ............       2,872
       400 Navigant Consulting, Inc. + ................       5,168
     1,500 Navistar International Corp. + .............      65,400
     2,500 NCI Building Systems, Inc. + ...............       6,600
     5,900 Norfolk Southern Corp. .....................     222,253
       200 North American Galvanizing & Coating,
           Inc. + .....................................       1,212
     5,250 Northrop Grumman Corp. .....................     239,820
     7,000 OceanFreight, Inc. .........................      10,570
       100 On Assignment, Inc. + ......................         391
       500 Orion Energy Systems, Inc. + ...............       1,875
       300 Oshkosh Corp. ..............................       4,362




   SHARES                                                   VALUE
   ------                                                 ---------
INDUSTRIALS -- 10.2% (CONTINUED)
     1,250 Owens Corning, Inc. + ......................  $   15,975
     5,855 PACCAR, Inc. ...............................     190,346
     3,000 Pacer International, Inc. ..................       6,690
     3,050 Pall Corp. .................................      81,008
     4,993 Parker Hannifin Corp. ......................     214,499
     1,300 Pentair, Inc. ..............................      33,306
       600 Pike Electric Corp. + ......................       7,230
     3,825 Pitney Bowes, Inc. .........................      83,882
     2,500 Polypore International, Inc. + .............      27,800
       200 Portec Rail Products, Inc. .................       1,970
     2,500 Powell Industries, Inc. + ..................      92,675
       200 Power-One, Inc. + ..........................         298
       250 PowerSecure International, Inc. + ..........       1,065
     2,600 Precision Castparts Corp. ..................     189,878
       220 PRG-Schultz International, Inc. + ..........         594
     1,000 Quanex Building Products Corp. .............      11,220
     2,450 Quanta Services, Inc. + ....................      56,669
       300 Raven Industries, Inc. .....................       7,680
     7,300 Raytheon Co. ...............................     324,339
       400 RBC Bearings, Inc. + .......................       8,180
     5,518 Republic Services, Inc., Class A ...........     134,694
       200 Resources Connection, Inc. + ...............       3,434
     2,500 Robbins & Myers, Inc. ......................      48,125
     3,200 Robert Half International, Inc. ............      75,584
     2,500 Rockwell Automation, Inc. ..................      80,300
     3,225 Rockwell Collins, Inc. .....................     134,579
     1,250 Roper Industries, Inc. .....................      56,638
     6,450 RR Donnelley & Sons Co. ....................      74,949
     1,200 RSC Holdings, Inc. + .......................       8,064
        75 Rush Enterprises, Inc., Class A + ..........         874
       400 Ryder System, Inc. .........................      11,168
       150 Saia, Inc. + ...............................       2,702
     5,500 Sauer-Danfoss, Inc. ........................      33,715
     1,300 Shaw Group, Inc. (The) + ...................      35,633
       300 SIFCO Industries, Inc. + ...................       3,177
     1,600 Simclar, Inc. + ............................         232
        50 Simpson Manufacturing Co., Inc. ............       1,081
     3,500 Skywest, Inc. ..............................      35,700
    11,218 Southwest Airlines Co. .....................      75,497
       500 Spherion Corp. + ...........................       2,060
       900 Spire Corp. + ..............................       4,950
     2,600 Spirit Aerosystems Holdings, Inc.,
           Class A + ..................................      35,724
       584 SPX Corp. ..................................      28,598
     1,350 Standard Register Co. (The) ................       4,401
        50 Standex International Corp. ................         580
     1,000 Steelcase, Inc., Class A ...................       5,820
     1,975 Stericycle, Inc. + .........................     101,772
       500 Sun Hydraulics Corp. .......................       8,085
     1,000 SunPower Corp., Class A + ..................      26,640
       100 Sypris Solutions, Inc. .....................         121
     3,000 TAL International Group, Inc. ..............      32,700
       200 Taser International, Inc. + ................         912
       500 Team, Inc. + ...............................       7,835
       500 Tecumseh Products Co., Class A + ...........       4,855
       250 Tennant Co. ................................       4,598
       900 Terex Corp. + ..............................      10,863
       743 Tetra Tech, Inc. + .........................      21,287
     3,500 Textainer Group Holdings, Ltd. .............      40,215
     2,800 Textron, Inc. ..............................      27,048
       900 Thomas & Betts Corp. + .....................      25,974
       600 Thomas Group, Inc. + .......................         462
       800 Timken Co. .................................      13,664
       312 Titan International, Inc. ..................       2,331
     3,000 Toro Co. ...................................      89,700
       100 TRC, Inc. + ................................         400
     2,500 Tredegar Corp. .............................      33,300

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INDUSTRIALS -- 10.2% (CONTINUED)
       300 Trex Co., Inc. + ...........................  $    4,011
       100 Trimas Corp. + .............................         337
     1,300 Trinity Industries, Inc. ...................      17,706
       800 TrueBlue, Inc. + ...........................       6,720
       400 Twin Disc, Inc. ............................       2,724
     1,125 UAL Corp. + ................................       3,589
       200 Ultralife Corp. + ..........................       1,434
     8,350 Union Pacific Corp. ........................     434,701
    10,400 United Parcel Service, Inc., Class B .......     519,896
       100 United Rentals, Inc. + .....................         649
       150 United Stationers, Inc. + ..................       5,232
    14,944 United Technologies Corp. ..................     776,490
     2,300 Universal Forest Products, Inc. ............      76,107
       850 URS Corp. + ................................      42,092
       200 US Home Systems, Inc. + ....................         518
     3,500 USG Corp. + ................................      35,245
       500 UTEK Corp. + ...............................       1,895
       900 UTi Worldwide, Inc. + ......................      10,260
     3,400 Valence Technology, Inc. + .................       6,086
       500 Valmont Industries, Inc. ...................      36,040
       400 Viad Corp. .................................       6,888
       300 Vicor Corp. ................................       2,166
     3,250 Volt Information Sciences, Inc. + ..........      20,378
        50 Wabash National Corp. ......................          35
       300 Wabtec Corp. ...............................       9,651
     1,275 Waste Connections, Inc. + ..................      33,035
     7,750 Waste Management, Inc. .....................     218,240
       400 Watson Wyatt Worldwide, Inc., Class A ......      15,012
       250 Werner Enterprises, Inc. ...................       4,530
     1,500 Woodward Governor Co. ......................      29,700
     1,000 WW Grainger, Inc. ..........................      81,880
       500 Xerium Technologies, Inc. + ................         550
     3,150 YRC Worldwide, Inc. + ......................       5,450
                                                         ----------
                                                         17,088,491
                                                         ----------
INFORMATION TECHNOLOGY -- 18.3%
     8,300 3Com Corp. + ...............................      39,093
       900 3PAR, Inc. + ...............................      11,160
     9,150 Accenture, Ltd., Class A ...................     306,159
       200 Access Integrated Technologies, Inc.,
           Class A + ..................................         204
     2,500 Acme Packet, Inc. + ........................      25,300
       100 Actel Corp. + ..............................       1,073
     8,938 Activision Blizzard, Inc. + ................     112,887
     2,700 Adaptec, Inc. + ............................       7,155
       781 ADC Telecommunications, Inc. + .............       6,217
       600 ADDvantage Technologies Group, Inc. + ......         990
     9,384 Adobe Systems, Inc. + ......................     265,567
       700 Adtran, Inc. ...............................      15,029
       500 Advanced Analogic Technologies, Inc. + .....       2,295
       700 Advanced Energy Industries, Inc. + .........       6,293
    10,550 Advanced Micro Devices, Inc. + .............      40,828
       500 Aehr Test Systems + ........................         425
     1,000 Affiliated Computer Services, Inc.,
           Class A + ..................................      44,420
     4,746 Agilent Technologies, Inc. + ...............      96,391
       500 Agilysys, Inc. .............................       2,340
       500 Airvana, Inc. + ............................       3,185
     2,859 Akamai Technologies, Inc. + ................      54,836
       850 Alliance Data Systems Corp. + ..............      35,011
     5,150 Altera Corp. ...............................      83,842
       100 American Technology Corp. + ................         190
     3,550 Amkor Technology, Inc. + ...................      16,792
     3,825 Amphenol Corp., Class A ....................     121,023
       300 Anadigics, Inc. + ..........................       1,257
     4,750 Analog Devices, Inc. .......................     117,705
       200 Anaren, Inc. + .............................       3,536




   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 18.3% (CONTINUED)
       700 Answers Corp. + ............................  $    5,642
       922 ANSYS, Inc. + ..............................      28,730
    15,200 Apple, Inc. + ..............................   2,164,936
    22,183 Applied Materials, Inc. ....................     243,348
     2,500 ArcSight, Inc. + ...........................      44,425
     2,500 Ariba, Inc. + ..............................      24,600
     1,354 Arris Group, Inc. + ........................      16,465
     4,250 Arrow Electronics, Inc. + ..................      90,270
     2,500 Art Technology Group, Inc. + ...............       9,500
       700 Aspen Technology, Inc. + ...................       5,971
       100 Astea International, Inc. + ................         202
     3,300 Atheros Communications, Inc. + .............      63,492
     9,050 Atmel Corp. + ..............................      33,757
     6,000 Autodesk, Inc. + ...........................     113,880
     8,225 Automatic Data Processing, Inc. ............     291,494
     1,825 Avnet, Inc. + ..............................      38,380
       350 Avocent Corp. + ............................       4,886
       289 Axcelis Technologies, Inc. + ...............         133
        22 BearingPoint, Inc. + .......................           4
       300 Bel Fuse, Inc., Class B ....................       4,812
       150 Benchmark Electronics, Inc. + ..............       2,160
       150 BigBand Networks, Inc. + ...................         775
       600 Bitstream, Inc., Class A + .................       3,120
       300 Blackbaud, Inc. ............................       4,665
     3,442 BMC Software, Inc. + .......................     116,305
     2,600 Brightpoint, Inc. + ........................      16,302
     7,265 Broadcom Corp., Class A + ..................     180,099
     1,250 Broadridge Financial Solutions, Inc. .......      20,725
     8,450 Brocade Communications Systems, Inc. + .....      66,079
       106 Brooks Automation, Inc. + ..................         475
     6,022 CA, Inc. ...................................     104,963
     2,902 Cadence Design Systems, Inc. + .............      17,122
       200 Callidus Software, Inc. + ..................         570
       200 Cascade Microtech, Inc. + ..................         730
     1,000 Checkpoint Systems, Inc. + .................      15,690
       900 Ciber, Inc. + ..............................       2,790
     3,797 Ciena Corp. + ..............................      39,299
       400 Cirrus Logic, Inc. + .......................       1,800
   100,523 Cisco Systems, Inc. + ......................   1,873,749
     2,625 Citrix Systems, Inc. + .....................      83,711
     2,500 Cogent, Inc. +                                    26,825
     3,625 Cognizant Technology Solutions Corp.,
           Class A + ..................................      96,787
       400 Coherent, Inc. + ...........................       8,272
     1,391 CommScope, Inc. + ..........................      36,528
     2,780 Computer Sciences Corp. + ..................     123,154
     3,625 Compuware Corp. + ..........................      24,868
       400 comScore, Inc. + ...........................       5,328
       100 Comtech Telecommunications Corp. + .........       3,188
     1,300 Concur Technologies, Inc. + ................      40,404
       400 Constant Contact, Inc. + ...................       7,936
     1,300 Convergys Corp. + ..........................      12,064
    26,669 Corning, Inc. ..............................     428,304
       500 CPI International, Inc. + ..................       4,345
       100 Cray, Inc. + ...............................         788
     1,000 Cree, Inc. + ...............................      29,390
       259 CSR PLC ADR + ..............................       1,492
       100 CTS Corp. ..................................         655
     5,025 Cypress Semiconductor Corp. + ..............      46,230
       800 Daktronics, Inc. ...........................       6,160
       600 Datalink Corp. + ...........................       2,550
    28,600 Dell, Inc. + ...............................     392,678
       403 Deltek, Inc. + .............................       1,749
       388 Dice Holdings, Inc. + ......................       1,804
       850 Diebold, Inc. ..............................      22,406
       400 Digital Ally, Inc. + .......................         886
       600 Digital River, Inc. + ......................      21,792

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 18.3% (CONTINUED)
     1,000 Diodes, Inc. + .............................  $   15,640
       300 Ditech Networks, Inc. + ....................         372
     1,000 DivX, Inc. + ...............................       5,490
       500 Dolby Laboratories, Inc., Class A + ........      18,640
       700 DST Systems, Inc. + ........................      25,865
     2,500 DTS, Inc. + ................................      67,675
     1,221 Earthlink, Inc. ............................       9,048
    18,150 eBay, Inc. + ...............................     310,909
       150 Echelon Corp. + ............................       1,272
       100 EF Johnson Technologies, Inc. + ............          64
       100 Electro Scientific Industries, Inc. + ......       1,118
     5,100 Electronic Arts, Inc. + ....................     110,772
    31,779 EMC Corp. + ................................     416,305
       500 Emcore Corp. + .............................         630
       300 EMS Technologies, Inc. + ...................       6,270
     2,500 Emulex Corp. + .............................      24,450
       200 En Pointe Technologies, Inc. + .............         450
       100 EndWave Corp. + ............................         256
       836 Entegris, Inc. + ...........................       2,274
       200 Entorian Technologies, Inc. + ..............          67
       400 Epicor Software Corp. + ....................       2,120
     2,500 EPIQ Systems, Inc. + .......................      38,375
       500 Equinix, Inc. + ............................      36,370
       500 Exar Corp. + ...............................       3,595
       200 Extreme Networks + .........................         400
       900 F5 Networks, Inc. + ........................      31,131
       450 Factset Research Systems, Inc. .............      22,441
       950 Fairchild Semiconductor International,
           Inc., Class A + ............................       6,640
       900 FalconStor Software, Inc. + ................       4,275
       200 FARO Technologies, Inc. + ..................       3,106
     2,118 Fidelity National Information Services,
           Inc. .......................................      42,275
     2,128 Fiserv, Inc. + .............................      97,250
     1,500 FLIR Systems, Inc. + .......................      33,840
       350 Formfactor, Inc. + .........................       6,034
       100 Forrester Research, Inc. + .................       2,455
     1,700 Gartner, Inc. + ............................      25,942
        12 GigOptix, Inc. + ...........................          23
     2,850 Global Cash Access Holdings, Inc. + ........      22,686
     1,050 Global Payments, Inc. ......................      39,333
       200 Globecomm Systems, Inc. + ..................       1,438
       400 Glu Mobile, Inc. + .........................         500
     3,750 Google, Inc., Class A + ....................   1,580,962
       450 GSI Commerce, Inc. + .......................       6,412
       200 Guidance Software, Inc. + ..................         750
       800 Harmonic, Inc. + ...........................       4,712
     1,925 Harris Corp. ...............................      54,593
     1,778 Harris Stratex Networks, Inc., Class A + ...      11,521
     3,800 Hewitt Associates, Inc., Class A + .........     113,164
    41,077 Hewlett-Packard Co. ........................   1,587,626
       200 Hittite Microwave Corp. + ..................       6,950
       400 Hughes Communications, Inc. + ..............       9,132
     4,800 Hutchinson Technology, Inc. + ..............       9,360
       500 Hypercom Corp. + ...........................         750
     2,500 IAC/InterActive Corp. + ....................      40,125
       100 ID Systems, Inc. + .........................         362
       100 iGO, Inc. + ................................          70
        50 Ikanos Communications, Inc. + ..............          80
       200 Imergent, Inc. .............................       1,400
       600 Infinera Corp. + ...........................       5,478
       400 infoGROUP, Inc. ............................       2,284
     3,775 Informatica Corp. + ........................      64,892
       250 Infospace, Inc. + ..........................       1,657
     2,100 Ingram Micro, Inc., Class A + ..............      36,750
     1,760 Integrated Device Technology, Inc. + .......      10,630
       400 Integrated Silicon Solution, Inc. + ........       1,060




   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 18.3% (CONTINUED)
    94,966 Intel Corp. ................................  $1,571,687
       350 Interactive Intelligence, Inc. + ...........       4,291
     3,100 InterDigital, Inc. + .......................      75,764
       200 Intermec, Inc. + ...........................       2,580
       371 Internap Network Services Corp. + ..........       1,295
    23,170 International Business Machines Corp. ......   2,419,411
       350 International Rectifier Corp. + ............       5,184
       100 Internet Capital Group, Inc. + .............         673
       600 Interphase Corp. + .........................       3,360
     2,850 Intersil Corp., Class A ....................      35,825
     4,725 Intuit, Inc. + .............................     133,056
       300 INX, Inc. + ................................       1,620
     1,000 IPG Photonics Corp. + ......................      10,970
       200 Isilon Systems, Inc. + .....................         848
       500 Itron, Inc. + ..............................      27,535
     1,200 Ixia + .....................................       8,088
       800 IXYS Corp. .................................       8,096
     3,250 j2 Global Communications, Inc. + ...........      73,320
     2,900 Jabil Circuit, Inc. ........................      21,518
     2,500 Jack Henry & Associates, Inc. ..............      51,875
       550 JDA Software Group, Inc. + .................       8,228
     2,403 JDS Uniphase Corp. + .......................      13,745
    11,065 Juniper Networks, Inc. + ...................     261,134
       100 Keithley Instruments, Inc. .................         400
       700 Kemet Corp. + ..............................         336
       600 KEY Tronic Corp. + .........................         960
       100 Keynote Systems, Inc. + ....................         764
     3,525 Kla-Tencor Corp. ...........................      89,006
       800 Knot, Inc. (The) + .........................       6,304
       400 Kulicke & Soffa Industries, Inc. + .........       1,372
        73 L-1 Identity Solutions, Inc., Class 1 + ....         565
     2,125 Lam Research Corp. + .......................      55,250
       600 LaserCard Corp. + ..........................       1,986
       200 Lattice Semiconductor Corp. + ..............         376
     1,250 Lawson Software, Inc. + ....................       6,975
       200 Leadis Technology, Inc. + ..................         124
       100 LeCroy Corp. + .............................         375
     1,559 Lender Processing Services, Inc. ...........      43,293
     1,875 Lexmark International, Inc., Class A + .....      29,719
       400 Limelight Networks, Inc. + .................       1,760
     3,925 Linear Technology Corp. ....................      91,649
     1,450 Liquidity Services, Inc. + .................      14,297
       100 LiveWire Mobile, Inc. + ....................          17
       193 Local.com Corp. + ..........................         656
       200 LoJack Corp. + .............................         838
       700 LoopNet, Inc. + ............................       5,425
       300 Loral Space & Communications, Inc. + .......       7,725
    10,910 LSI Corp. + ................................      49,750
     2,500 Macrovision Solutions Corp. + ..............      54,525
        50 Magma Design Automation, Inc. + ............          73
       100 Majesco Entertainment Co. + ................         195
       600 MakeMusic, Inc. + ..........................       1,944
       200 Marchex, Inc., Class B .....................         674
     8,250 Marvell Technology Group, Ltd. + ...........      96,030
     1,325 Mastercard, Inc., Class A ..................     221,686
       400 Mattson Technology, Inc. + .................         472
     5,400 Maxim Integrated Products, Inc. ............      84,726
       500 MAXIMUS, Inc. ..............................      20,625
     2,450 McAfee, Inc. + .............................     103,366
       200 Measurement Specialties, Inc. + ............       1,410
     4,575 MEMC Electronic Materials, Inc. + ..........      81,481
     2,500 Mentor Graphics Corp. + ....................      13,675
       100 Mercury Computer Systems, Inc. + ...........         925
       500 Merix Corp. + ..............................         375
     1,502 Metavante Technologies, Inc. + .............      38,842
       400 Methode Electronics, Inc. ..................       2,808
       600 Micrel, Inc. ...............................       4,392

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 18.3% (CONTINUED)
     3,637 Microchip Technology, Inc. .................  $   82,014
    13,052 Micron Technology, Inc. + ..................      66,043
     1,400 Micronetics, Inc. + ........................       4,186
     1,300 Micros Systems, Inc. + .....................      32,916
       650 Microsemi Corp. + ..........................       8,970
   135,040 Microsoft Corp. ............................   3,209,901
       900 Midway Games, Inc. + .......................          27
       200 MIPS Technologies, Inc., Class A + .........         600
     2,675 Molex, Inc. ................................      41,596
       300 MoneyGram International, Inc. + ............         534
       500 Monolithic Power Systems, Inc. + ...........      11,205
       100 MoSys, Inc. + ..............................         165
    33,366 Motorola, Inc. .............................     221,217
         4 Move, Inc. + ...............................           9
       200 Nanometrics, Inc. + ........................         542
       900 NAPCO Security Technologies, Inc. + ........       1,062
     1,475 National Instruments Corp. .................      33,276
     3,925 National Semiconductor Corp. ...............      49,259
       200 NaviSite, Inc. + ...........................         274
     1,925 NCR Corp. + ................................      22,773
     5,850 NetApp, Inc. + .............................     115,362
       500 NetList, Inc. + ............................         190
       400 Netscout Systems, Inc. + ...................       3,752
       100 Network Equipment Technologies, Inc. + .....         426
       750 NeuStar, Inc., Class A + ...................      16,620
       200 Newport Corp. + ............................       1,158
     1,000 NIC, Inc. ..................................       6,770
        50 Novatel Wireless, Inc. + ...................         451
     6,359 Novell, Inc. + .............................      28,806
     1,723 Novellus Systems, Inc. + ...................      28,774
     4,550 Nuance Communications, Inc. + ..............      55,009
       100 NVE Corp. + ................................       4,860
     9,325 Nvidia Corp. + .............................     105,279
       600 Occam Networks, Inc. + .....................       2,148
       147 Omniture, Inc. + ...........................       1,846
       500 Omnivision Technologies, Inc. + ............       5,195
     6,105 ON Semiconductor Corp. + ...................      41,880
       100 Online Resources Corp. + ...................         624
       311 Openwave Systems, Inc. + ...................         697
       100 Opnet Technologies, Inc. ...................         916
        50 Opnext, Inc. + .............................         107
       700 Optelecom-NKF, Inc. + ......................       2,555
    66,130 Oracle Corp. ...............................   1,416,505
       200 OSI Systems, Inc. + ........................       4,170
       100 Overland Storage, Inc. + ...................          47
     2,980 Palm, Inc. + ...............................      49,379
       100 PAR Technology Corp. + .....................         639
     2,740 Parametric Technology Corp. + ..............      32,031
     2,500 Park Electrochemical Corp. .................      53,825
       200 Parkervision, Inc. + .......................         612
     5,150 Paychex, Inc. ..............................     129,780
       400 PC Mall, Inc. + ............................       2,704
       100 Pericom Semiconductor Corp. + ..............         842
       850 Perot Systems Corp., Class A + .............      12,180
         8 Pfsweb, Inc. + .............................          11
       100 Phoenix Technologies, Ltd. + ...............         271
       100 Photronics, Inc. + .........................         405
        33 Pixelworks, Inc. + .........................          54
       100 Planar Systems, Inc. + .....................         121
       350 Plantronics, Inc. ..........................       6,618
       100 PLATO Learning, Inc. + .....................         400
     3,050 Plexus Corp. + .............................      62,403
       100 PLX Technology, Inc. + .....................         377
     5,825 PMC - Sierra, Inc. + .......................      46,367
       950 Polycom, Inc. + ............................      19,256
       380 Powerwave Technologies, Inc. + .............         612
       400 QAD, Inc. ..................................       1,300


   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 18.3% (CONTINUED)
     4,250 QLogic Corp. + .............................  $   53,890
    28,025 QUALCOMM, Inc. .............................   1,266,730
     1,200 Rackspace Hosting, Inc. + ..................      16,632
       100 Radiant Systems, Inc. + ....................         830
     1,000 Rambus, Inc. + .............................      15,490
     2,726 RealNetworks, Inc. + .......................       8,151
     2,990 Red Hat, Inc. + ............................      60,189
       600 Relm Wireless Corp. + ......................         786
        89 Remec, Inc. ................................          72
       600 Renaissance Learning, Inc. .................       5,526
     3,827 RF Micro Devices, Inc. + ...................      14,390
       200 RightNow Technologies, Inc. + ..............       2,360
       340 Rudolph Technologies, Inc. + ...............       1,877
     2,400 S1 Corp. + .................................      16,560
     2,025 SAIC, Inc. + ...............................      37,564
     2,000 Salesforce.com, Inc. + .....................      76,340
     4,525 SanDisk Corp. + ............................      66,472
     2,001 Sanmina-SCI Corp. + ........................         880
     2,650 Sapient Corp. + ............................      16,669
     1,000 SAVVIS, Inc. + .............................      11,460
     7,919 Seagate Technology .........................      82,833
       100 Semitool, Inc. + ...........................         462
       500 Semtech Corp. + ............................       7,955
     1,400 Sento Corp. + ..............................          10
       300 ShoreTel, Inc. + ...........................       2,400
       100 Silicon Image, Inc. + ......................         230
       800 Silicon Laboratories, Inc. + ...............      30,352
       100 Silicon Storage Technology, Inc. + .........         187
       600 Simulations Plus, Inc. + ...................         912
     2,407 Skyworks Solutions, Inc. + .................      23,540
       200 Smart Modular Technologies WWH,
           Inc. + .....................................         454
       300 Smith Micro Software, Inc. + ...............       2,946
       200 Soapstone Networks, Inc. + .................         836
       200 Sonic Solutions, Inc. + ....................         590
       400 SonicWALL, Inc. + ..........................       2,192
     4,725 Sonus Networks, Inc. + .....................       7,607
       500 Spansion, Inc., Class A + ..................          40
     3,200 SRA International, Inc., Class A + .........      56,192
     2,900 Starent Networks Corp. + ...................      70,789
     2,700 STEC, Inc. + ...............................      62,613
     1,000 SuccessFactors, Inc. + .....................       9,180
    13,950 Sun Microsystems, Inc. + ...................     128,619
     1,150 Sybase, Inc. + .............................      36,041
     2,900 Sycamore Networks, Inc. + ..................       9,077
    12,983 Symantec Corp. + ...........................     202,015
       100 Symmetricom, Inc. + ........................         577
       700 Symyx Technologies + .......................       4,095
     2,500 Synchronoss Technologies, Inc. + ...........      30,675
     2,917 Synopsys, Inc. + ...........................      56,911
     2,800 Syntel, Inc. ...............................      88,032
       550 Take-Two Interactive Software, Inc. ........       5,209
     2,500 Taleo Corp., Class A + .....................      45,675
       900 Tech Data Corp. + ..........................      29,439
       800 TechTarget, Inc. + .........................       3,200
     6,404 Tellabs, Inc. + ............................      36,695
     2,400 Teradata Corp. + ...........................      56,232
     3,925 Teradyne, Inc. + ...........................      26,926
       200 Terremark Worldwide, Inc. + ................       1,156
     1,600 Tessco Technologies, Inc. + ................      17,280
       400 Tessera Technologies, Inc. + ...............      10,116
    22,172 Texas Instruments, Inc. ....................     472,264
     1,000 THQ, Inc. + ................................       7,160
     3,925 TIBCO Software, Inc. + .....................      28,142
       800 TiVo, Inc. + ...............................       8,384
     2,700 TNS, Inc. + ................................      50,625
     1,937 Total System Services, Inc. ................      25,936

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
INFORMATION TECHNOLOGY -- 18.3% (CONTINUED)
       700 Travelzoo, Inc. + ..........................  $    7,665
       150 Trident Microsystems, Inc. + ...............         261
     2,067 Trimble Navigation, Ltd. + .................      40,575
       500 Trio Tech International + ..................       1,285
     2,500 TriQuint Semiconductor, Inc. + .............      13,275
       100 Trx, Inc. + ................................          50
       200 TTM Technologies, Inc. + ...................       1,592
     7,837 Tyco Electronics, Ltd. .....................     145,690
       400 Ultimate Software Group, Inc. + ............       9,696
       700 Unica Corp. + ..............................       3,836
     8,270 Unisys Corp. + .............................      12,488
     2,500 United Online, Inc. ........................      16,275
       700 Universal Display Corp. + ..................       6,846
       200 Utstarcom, Inc. + ..........................         326
     2,505 Valueclick, Inc. + .........................      26,353
       850 Varian Semiconductor Equipment
           Associates, Inc. + .........................      20,391
       450 VASCO Data Security International,
           Inc. + .....................................       3,289
       900 VeriFone Holdings, Inc. + ..................       6,759
     3,916 VeriSign, Inc. + ...........................      72,368
       425 Vicon Industries, Inc. + ...................       2,465
        50 Vignette Corp. + ...........................         657
       200 Virage Logic Corp. + .......................         900
     7,350 Visa, Inc., Class A ........................     457,611
     5,106 Vishay Intertechnology, Inc. + .............      34,670
       300 Volterra Semiconductor Corp. + .............       3,942
       200 Web.com Group, Inc. + ......................       1,126
       250 WebMD Health Corp., Class A + ..............       7,480
       300 WebMediaBrands, Inc. + .....................         165
     4,525 Western Digital Corp. + ....................     119,912
    12,254 Western Union Co. (The) ....................     200,966
       900 Wind River Systems, Inc. + .................      10,314
       200 Wireless Ronin Technologies, Inc. + ........         490
       200 Wireless Xcessories Group ..................         200
       100 WPCS International, Inc. + .................         325
    13,950 Xerox Corp. ................................      90,396
     4,675 Xilinx, Inc. ...............................      95,650
       900 X-Rite, Inc. + .............................       1,350
    21,500 Yahoo!, Inc. + .............................     336,690
     3,525 Zebra Technologies Corp., Class A + ........      83,402
     1,000 Zygo Corp. + ...............................       4,660
                                                         ----------
                                                         30,679,570
                                                         ----------
MATERIALS -- 3.7%
       126 AbitibiBowater, Inc. + .....................          16
     3,100 Air Products & Chemicals, Inc. .............     200,229
     1,020 Airgas, Inc. ...............................      41,341
       875 AK Steel Holding Corp. .....................      16,791
     1,000 Albemarle Corp. ............................      25,570
    15,598 Alcoa, Inc. ...............................      161,127
     1,650 Allegheny Technologies, Inc. ..............       57,634
     3,000 AM Castle & Co. ...........................       36,240
       400 American Vanguard Corp. ...................        4,520
     3,450 Aptargroup, Inc. ..........................      116,507
        50 Arch Chemicals, Inc. ......................        1,229
       517 Ashland, Inc. .............................       14,502
     1,500 Ball Corp. ................................       67,740
     1,350 Bemis Co., Inc. ...........................       34,020
       300 Buckeye Technologies, Inc. + ..............        1,347
     1,400 Cabot Corp. ...............................       17,612
     1,000 Celanese Corp., Ser A, Class A ............       23,750
     2,100 Century Aluminum Co. + ....................       13,083
     1,400 CF Industries Holdings, Inc. ..............      103,796
       270 Chemtura Corp. ............................           65
     4,200 Cliffs Natural Resources, Inc. ............      102,774
    10,810 Coeur d'Alene Mines Corp. + ...............      132,963



   SHARES                                                   VALUE
   ------                                                 ---------
MATERIALS -- 3.7% (CONTINUED)
     2,800 Commercial Metals Co. .....................   $   44,884
     1,000 Compass Minerals International, Inc. ......       54,910
     1,800 Core Molding Technologies, Inc. + .........        4,032
     3,500 Crown Holdings, Inc. + ....................       84,490
       800 Cytec Industries, Inc. ....................       14,896
       650 Domtar Corp. + ............................       10,777
    16,961 Dow Chemical Co. (The) ....................      273,751
     1,100 Eastman Chemical Co. ......................       41,690
     3,600 Ecolab, Inc. ..............................      140,364
    14,450 EI Du Pont de Nemours & Co. ...............      370,209
     1,000 Ferro Corp. ...............................        2,750
     3,300 Flotek Industries, Inc. + .................        6,699
     1,200 FMC Corp. .................................       56,760
     6,901 Freeport-McMoRan Copper & Gold, Inc. ......      345,809
     1,000 Friedman Industries .......................        5,430
       800 Glatfelter ................................        7,120
       400 Graphic Packaging Holding Co. + ...........          732
       400 HB Fuller Co. .............................        7,508
     4,300 Headwaters, Inc. + ........................       14,448
     7,900 Hecla Mining Co. + ........................       21,172
       300 Horsehead Holding Corp. + .................        2,235
     5,250 Huntsman Corp. ............................       26,407
       450 ICO, Inc. + ...............................        1,224
     1,000 International Flavors & Fragrances, Inc. ..       32,720
     7,442 International Paper Co. ...................      112,597
       400 Intrepid Potash, Inc. + ...................       11,232
     2,500 Kaiser Aluminum Corp. .....................       89,775
       500 Kronos Worldwide, Inc. ....................        3,325
       794 Louisiana-Pacific Corp. ...................        2,716
       850 Lubrizol Corp. ............................       40,214
     1,000 Martin Marietta Materials, Inc. ...........       78,880
     3,476 MeadWestvaco Corp. ........................       57,041
     9,230 Monsanto Co. ..............................      686,158
     3,100 Mosaic Co. (The) ..........................      137,330
       200 Myers Industries, Inc. ....................        1,664
     3,200 Nalco Holding Co. .........................       53,888
       400 Nanophase Technologies Corp. + ............          440
     2,500 Neenah Paper, Inc. ........................       22,025
     8,150 Newmont Mining Corp. ......................      333,091
     2,200 NL Industries, Inc. .......................       16,236
     4,370 Nucor Corp. ...............................      194,159
     1,670 Olin Corp. ................................       19,856
     3,475 Owens-Illinois, Inc. + ....................       97,335
       550 Packaging Corp of America .................        8,910
     1,950 Pactiv Corp. + ............................       42,315
     1,000 Polyone Corp. + ...........................        2,710
     3,500 PPG Industries, Inc. ......................      153,650
     5,100 Praxair, Inc. .............................      362,457
     1,000 Reliance Steel & Aluminum Co. .............       38,390
     3,500 Rockwood Holdings, Inc. + .................       51,240
       600 Royal Gold, Inc. ..........................       25,020
     2,800 RPM International, Inc. ...................       39,312
     1,100 RTI International Metals, Inc. + ..........       19,437
       500 Schnitzer Steel Industries, Inc., Class A .       26,430
       700 Scotts Miracle-Gro Co. (The), Class A .....       24,535
     2,100 Sealed Air Corp. ..........................       38,745
       100 Senomyx, Inc. + ...........................          211
     1,200 Sigma-Aldrich Corp. .......................       59,472
     1,625 Smurfit-Stone Container Corp. + ...........          276
       800 Solutia, Inc. + ...........................        4,608
     2,275 Sonoco Products Co. .......................       54,486
     2,800 Southern Copper Corp. .....................       57,232
       500 Spartech Corp. ............................        4,595
     3,700 Steel Dynamics, Inc. ......................       54,501
     2,850 Stillwater Mining Co. + ...................       16,274
       425 Temple-Inland, Inc. .......................        5,576
     1,050 Terra Industries, Inc. ....................       25,431

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)

   SHARES                                                   VALUE
   ------                                                 ---------
MATERIALS -- 3.7% (CONTINUED)
     3,973 Titanium Metals Corp. ......................  $   36,512
       100 Tronox, Inc., Class A + ....................          14
       500 UFP Technologies, Inc. + ...................       2,085
        50 United States Lime & Minerals, Inc. + ......       2,121
     2,500 United States Steel Corp. ..................      89,350
     1,000 US Energy Corp. Wyoming + ..................       2,000
       500 Valhi, Inc. ................................       3,715
     1,300 Valspar Corp. ..............................      29,289
     1,000 Verso Paper Corp. + ........................       1,230
       586 Vista Gold Corp. + .........................       1,008
     2,144 Vulcan Materials Co. .......................      92,406
     1,100 Walter Energy, Inc. ........................      39,864
       100 Wausau Paper Corp. .........................         672
       400 Westlake Chemical Corp. ....................       8,156
     2,950 Weyerhaeuser Co. ...........................      89,769
     2,900 WR Grace & Co. + ...........................      35,873
        50 Zep, Inc. ..................................         603
                                                         ----------
                                                          6,252,315
                                                         ----------
TELECOMMUNICATION SERVICES -- 3.2%
       600 Alaska Communications Systems Group,
           Inc. .......................................       4,392
     6,975 American Tower Corp., Class A + ............     219,922
   101,424 AT&T, Inc. .................................   2,519,372
       300 Centennial Communications Corp. + ..........       2,508
     2,200 CenturyTel, Inc. ...........................      67,540
     2,925 Cincinnati Bell, Inc. + ....................       8,307
     2,600 Clearwire Corp., Class A + .................      14,378
       200 Cogent Communications Group, Inc. + ........       1,630
     5,000 Crown Castle International Corp. + .........     120,100
       100 D&E Communications, Inc. ...................       1,023
     1,957 Embarq Corp. ...............................      82,312
       159 Fairpoint Communications, Inc. .............          96
       200 Fibernet Telecom Group, Inc. + .............       2,484
       100 FiberTower Corp. + .........................          50
     4,251 Frontier Communications Corp. ..............      30,352
       600 General Communication, Inc., Class A + .....       4,158
     1,050 Global Crossing, Ltd. + ....................       9,639
       600 Globalstar, Inc. + .........................         630
       300 Ibasis, Inc. + .............................         393
        16 IDT Corp., Class B + .......................          26
       500 Iowa Telecommunications Services, Inc. .....       6,255
     1,300 Leap Wireless International, Inc. + ........      42,809
    19,036 Level 3 Communications, Inc. + .............      28,744
     4,200 MetroPCS Communications, Inc. + ............      55,902
     2,825 NII Holdings, Inc. + .......................      53,873
       400 PAETEC Holding Corp. + .....................       1,080
     1,800 Purple Communications, Inc. + ..............       4,086
    22,920 Qwest Communications International,
           Inc. .......................................      95,118
     2,000 SBA Communications Corp., Class A + ........      49,080
    48,554 Sprint Nextel Corp. + ......................     233,544
       200 SureWest Communications + ..................       2,094
     2,500 Telephone & Data Systems, Inc. .............      70,750
       400 TerreStar Corp. + ..........................         612
       975 tw telecom, Inc., Class A + ................      10,013
       400 USA Mobility, Inc. .........................       5,104
    48,859 Verizon Communications, Inc. ...............   1,501,437
       600 Vonage Holdings Corp. + ....................         228
     8,028 Windstream Corp. ...........................      67,114
                                                         ----------
                                                          5,317,155
                                                         ----------
UTILITIES -- 4.0%
    10,760 AES Corp. (The) + ..........................     124,924
     3,700 AGL Resources, Inc. ........................     117,660
     2,600 Allegheny Energy, Inc. .....................      66,690
     1,500 Alliant Energy Corp. .......................      39,195
     3,100 Ameren Corp. ...............................      77,159


   SHARES                                                   VALUE
   ------                                                 ---------
 UTILITIES -- 4.0% (CONTINUED)
     7,680 American Electric Power Co., Inc. ..........  $  221,875
     1,500 American Water Works Co., Inc. .............      28,665
     1,221 Aqua America, Inc. .........................      21,856
     1,100 Atmos Energy Corp. .........................      27,544
     5,000 Calpine Corp. + ............................      55,750
     3,700 Centerpoint Energy, Inc. ...................      40,996
       400 Cleco Corp. ................................       8,968
     3,350 CMS Energy Corp. ...........................      40,468
     4,550 Consolidated Edison, Inc. ..................     170,261
     3,400 Constellation Energy Group, Inc. ...........      90,372
     9,940 Dominion Resources, Inc. ...................     332,195
     1,500 DPL, Inc. ..................................      34,755
     3,500 DTE Energy Co. .............................     112,000
    20,282 Duke Energy Corp. ..........................     295,914
    11,700 Dynegy, Inc., Class A + ....................      26,559
     4,550 Edison International .......................     143,143
     1,190 Energen Corp. ..............................      47,481
     3,450 Entergy Corp. ..............................     267,444
     2,000 Equities CORP ..............................      69,820
    11,224 Exelon Corp. ...............................     574,781
     4,746 FirstEnergy Corp. ..........................     183,907
     6,010 FPL Group, Inc. ............................     341,729
     2,805 Great Plains Energy, Inc. ..................      43,618
       750 Hawaiian Electric Industries, Inc. .........      14,295
     2,200 Integrys Energy Group, Inc. ................      65,978
       800 ITC Holdings Corp. .........................      36,288
     2,125 MDU Resources Group, Inc ...................      40,311
     1,325 Mirant Corp. + .............................      20,855
       950 National Fuel Gas Co. ......................      34,276
     1,300 Nicor, Inc. ................................      45,006
     3,215 NiSource, Inc. .............................      37,487
     3,100 Northeast Utilities ........................      69,161
     6,025 NRG Energy, Inc. + .........................     156,409
     2,190 NSTAR ......................................      70,321
     4,650 NV Energy, Inc. ............................      50,174
     3,900 OGE Energy Corp. ...........................     110,448
     1,525 Oneok, Inc. ................................      44,972
     2,650 Pepco Holdings, Inc. .......................      35,616
     8,250 PG&E Corp. .................................     317,130
     1,700 Piedmont Natural Gas Co., Inc. .............      40,987
     1,400 Pinnacle West Capital Corp. ................      42,210
       700 PNM Resources, Inc. ........................       7,497
     6,350 PPL Corp. ..................................     209,296
     4,791 Progress Energy, Inc. ......................     181,244
     9,250 Public Service Enterprise Group, Inc. ......     301,828
     3,700 Questar Corp. ..............................     114,922
     7,479 RRI Energy, Inc. + .........................      37,470
     1,379 SCANA Corp. ................................      44,776
     3,550 Sempra Energy ..............................     176,187
    12,100 Southern Co. ...............................     377,036
       530 Southwest Water Co. ........................       2,926
     2,700 TECO Energy, Inc. ..........................      32,211
     1,300 UGI Corp. ..................................      33,137
       933 Vectren Corp. ..............................      21,860
     2,450 Westar Energy, Inc. ........................      45,986
       350 WGL Holdings, Inc. .........................      11,207
     1,650 Wisconsin Energy Corp. .....................      67,171
     7,425 Xcel Energy, Inc. ..........................     136,694
                                                        -----------
                                                          6,639,101
                                                        -----------
  Total Common Stock (Cost $158,553,725)                166,239,978
                                                        -----------
 CASH EQUIVALENT -- 0.6%
   1,033,345 PNC Institutional Money
        Market Trust, 0.05% (A) .......................   1,033,345
                                                        -----------
 Total Cash Equivalent (Cost $1,033,345)                  1,033,345
                                                        -----------

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                       June 30, 2009
Schedule of Investments                                              (UNAUDITED)


   SHARES                                                   VALUE
   ------                                                 ---------
PREFERRED STOCK -- 0.0%
HEALTH CARE -- 0.0%
         4 Inverness Medical Innovations, Inc. ....... $        892
                                                       ------------
Total Preferred Stock (Cost $1,118)                             892
                                                       ------------
RIGHTS -- 0.0%
       900 Fresenius Kabi Pharmaceuticals Holding
           Inc. ......................................          243
       200 Sealy Corp. ...............................          424
                                                       ------------
Total Rights (Cost $900)                                        667
                                                       ------------
Total Investments -- 100.0%
(Cost $159,589,088)                                     167,274,882
Other Assets & Liabilities, Net -- 0.0%                       1,460
                                                       ------------
NET ASSETS -- 100.0%                                   $167,276,342
                                                       ============

(A) Rate shown is the 7-day effective yield as of June 30, 2009.
(B) Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2009 the total market value of these securities was $14 representing 0.0% of net assets.
+   Non-income producing security.
    ADR - American Depositary Receipt
    LLC - Limited Liability Company
    REIT - Real Estate Investment Trust

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.


Item 11.   Controls and Procedures.


     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.   Exhibits.


     (a)(1) Not applicable.


     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
     Section 302 of the Sarbanes-Oxley Act ( of 2002 are attached hereto.


     (a)(3) Not applicable.


     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Wilshire Mutual Funds, Inc.


By (Signature and Title)*                    /s/: Lawrence E. Davanzo
                                             ------------------------
                                             Lawrence E. Davanzo, President
                                             (principal executive officer)

Date: September 9, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/: Lawrence E. Davanzo
                                             ------------------------
                                             Lawrence E. Davanzo, President
                                             (principal executive officer)


Date: September 9, 2009


By (Signature and Title)*                    /s/: Helen Thompson
                                             -------------------
                                             Helen Thompson, Treasurer
                                             (principal financial officer)

Date: September 9, 2009


* Print the name and title of each signing officer under his or her signature.